UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2024

Date of reporting period:	07/31/2024

Item 1  –  Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Diversified Growth Fund
Class A:
TBDAX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$129	1.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market.  Equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.
MF503EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges
.

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	20.13%	15.69%	13.44%
Class A without sales charges	27.12%	17.00%	14.08%
Russell 1000 Growth Index	26.94%	18.41%	16.31%
S&P 500 Index	22.15%	15.00%	13.15%
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net a
sse
ts from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	A
NASDAQ	TBDAX
CUSIP	74440V104
MF503EA

PGIM Jennison Diversified Growth Fund
Class C
:
TBDCX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This
annual shareholder report
contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852
.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$251	2.22%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market.  Equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.
MF503EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	24.80%	15.84%	13.07%
Class C without sales charges	25.80%	15.84%	13.07%
Russell 1000 Growth Index	26.94%	18.41%	16.31%
S&P 500 Index	22.15%	15.00%	13.15%
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	C
NASDAQ	TBDCX
CUSIP	74440V302
MF503EC

PGIM Jennison Diversified Growth Fund
Class Z:
TBDZX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheet
s
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$114	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market.  Equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.
MF503EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	27.33%	17.22%	16.48% ( 9/27/2017 )
Russell 1000 Growth Index	26.94%	18.41%	17.85%
S&P 500 Index	22.15%	15.00%	14.12%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;
0.65% on next $500 million of average daily net assets;
0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.

For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	Z
NASDAQ	TBDZX
CUSIP	74440V690
MF503EZ

PGIM Jennison Diversified Growth Fund
Class R6:
TBDQX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the “Fund”)
for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$114	1.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Fund’s investment style was rewarded by the market
.  Equities generally posted solid results driven by
enthusiasm regarding generative artificial intelligence as well as an end to US Federal Reserve interest rate hikes, and continued growth in the
US economy.
■
Positions within information technology (boosted by semiconductors), healthcare (led by pharmaceuticals), and industrials (driven by ground transportation) sectors added the most to the Fund’s performance relative to its Index during the reporting period.
■
Conversely, stock selection within the consumer discretionary, financials, and consumer staples sectors detracted from the Fund’s performance relative to its Index during the reporting period. The Fund’s overweight exposure relative to the Index in consumer discretionary, coupled with underweight exposure relative to the Index in technology, were also notable detractors.
MF503ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	27.33%	17.22%	16.48% (9/27/2017)
Russell 1000 Growth Index	26.94%	18.41%	17.85%
S&P 500 Index	22.15%	15.00%	14.12%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 338,719,968
Number of fund holdings	81
Total advisory fees paid for the year	$ 2,146,064
Portfolio turnover rate for the year	147%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	16.4%
Interactive Media & Services	9.5%
Broadline Retail	8.7%
Pharmaceuticals	7.2%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.8%
Hotels, Restaurants & Leisure	3.8%
Entertainment	3.3%
Biotechnology	1.9%
Electronic Equipment, Instruments & Components	1.9%
Automobiles	1.8%
Specialty Retail	1.7%
Aerospace & Defense	1.5%
Consumer Staples Distribution & Retail	1.5%
Ground Transportation	1.5%
Electrical Equipment	1.0%
Consumer Finance	1.0%
Insurance	0.9%
Affiliated Mutual Funds	0.9%
Industry Classification	% of Net Assets
IT Services	0.8%
Capital Markets	0.8%
Health Care Providers & Services	0.7%
Textiles, Apparel & Luxury Goods	0.5%
Health Care Equipment & Supplies	0.5%
Beverages	0.5%
Media	0.5%
Personal Care Products	0.4%
Communications Equipment	0.3%
Food Products	0.3%
Construction & Engineering	0.3%
Commercial Services & Supplies	0.2%
Household Durables	0.2%
Oil, Gas & Consumable Fuels	0.2%
Household Products	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Consumer Discretionary Sector Risk, Sector Exposure Risk and Information
Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
Effective September 27, 2024, the Fund’s contractual expense limitation will be lowered to 0.44% of average daily net assets for Class R6 shares. Additionally, the contractual management and sub-advisory fee schedules will be amended such that management fees across all classes will be lowered (sub-advisory fees are not paid directly by the Fund), as follows:
Management Fee Rate:
■
Effective September 27, 2024:

0.44% of average daily net assets up to $1 billion;

0.42% of average daily net assets from $1 billion to $3 billion;

0.40% of average daily net assets from $3 billion to $5 billion;

0.39% of average daily net assets from $5 billion to $10 billion;

0.38% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.70% on first $500 million of average daily net assets;

0.65% on next $500 million of average daily net assets;

0.60% over $1 billion of average daily net assets.
Subadvisory Fee Rate:
■
Effective September 27, 2024:

0.22% of average daily net assets up to $1 billion;

0.21% of average daily net assets from $1 billion to $3 billion;

0.20% of average daily net assets from $3 billion to $5 billion;

0.195% of average daily net assets from $5 billion to $10 billion;

0.19% of average daily net assets over $10 billion.
■
Prior to September 27, 2024:

0.35% to $1 billion of average daily net assets;

0.325% over $1 billion average daily net assets.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	R6
NASDAQ	TBDQX
CUSIP	74440V716
MF503ER6

PGIM Jennison Rising Dividend Fund
Class A:
PJDAX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for
the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$141	1.28%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.
MF220EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or
redemption
of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000
investment
in Class A shares
and
assumes that all recurring fees (including management fees)
were deducted and dividend and distributions
were
reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.25%	9.78%	9.27%
Class A without sales charges	19.84%	11.03%	9.89%
S&P 500 Index	22.15%	15.00%	13.15%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	A
NASDAQ	PJDAX
CUSIP	74440V823
MF220EA

PGIM Jennison Rising Dividend Fund
Class C:
PJDCX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for
the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$221	2.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.
MF220EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	17.91%	10.20%	9.08%
Class C without sales charges	18.91%	10.20%	9.08%
S&P 500 Index	22.15%	15.00%	13.15%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	C
NASDAQ	PJDCX
CUSIP	74440V815
MF220EC

PGIM Jennison Rising Dividend Fund
Class Z:
PJDZX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for
the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$116	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.
MF220EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	20.18%	11.28%	10.16%
S&P 500 Index	22.15%	15.00%	13.15%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:

■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and
Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at

(800) 225-1852
.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	Z
NASDAQ	PJDZX
CUSIP	74440V799
MF220EZ

PGIM Jennison Rising Dividend Fund
Class R6:
PJDQX
ANNUAL SHAREHOLDER REPORT – J
u
ly 31, 202
4
T
his annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for
the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$117	1.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Dividend-paying stocks—despite positive results—
significantly underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and machinery), utilities (driven by electric utilities), and healthcare (led by pharmaceuticals) were the top contributors to the Fund’s return relative to the Index.
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) detracted the most from relative performance, with lack of exposure to Nvidia as the single largest detractor. Stock selection in consumer staples (led by food products), along with an underweight allocation to information technology, further detracted from relative results.
MF220ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 27, 2017 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.13%	11.33%	11.02% (9/27/2017)
S&P 500 Index	22.15%	15.00%	14.12%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/202
4
?

Fund’s net assets	$ 60,795,475
Number of fund holdings	61
Total advisory fees paid for the year	$ 637,698
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
24
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.7%
Pharmaceuticals	7.1%
Banks	7.1%
Oil, Gas & Consumable Fuels	5.2%
Machinery	4.5%
Biotechnology	4.4%
Capital Markets	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Aerospace & Defense	4.2%
Software	4.1%
Electric Utilities	4.1%
Electrical Equipment	3.8%
Insurance	3.6%
Diversified Telecommunication Services	3.1%
Multi-Utilities	3.0%
IT Services	2.6%
Specialty Retail	2.6%
Hotels, Restaurants & Leisure	2.6%
Chemicals	2.4%
Ground Transportation	2.3%
Industry Classification	% of Net Assets
Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Affiliated Mutual Funds	1.9%
Diversified Consumer Services	1.5%
Personal Care Products	1.4%
Industrial Conglomerates	1.4%
Building Products	1.3%
Health Care REITs	1.2%
Food Products	1.1%
Residential REITs	1.1%
Independent Power & Renewable Electricity Producers	0.8%
Beverages	0.6%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk, Sector Exposure Risk and
Information Technology Sector Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
■
For the year ended July 31, 2024, the Class R6 Shares Total annual Fund operating expenses after waivers and/or expense reimbursement increased from the prior year ended July 31, 2023 from 0.89% to 1.06% primarily due to a decrease in net assets.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	R6
NASDAQ	PJDQX
CUSIP	74440V682
MF220ER6

PGIM Target Date Income Fund
Class R1:
PDADX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$72	0.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236ER1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.45%	3.80%	4.07% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short- Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R1
NASDAQ	PDADX
CUSIP	74445D109
MF236ER1

PGIM Target Date Income Fund
Class R2:
PDAEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$46	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.71%	4.07%	4.33% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R2
NASDAQ	PDAEX
CUSIP	74445D208
MF236ER2

PGIM Target Date Income Fund
Class R3:
PDAFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$30	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236ER3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.87%	4.21%	4.48% (1 2/13/2016 )
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF
7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE
ANY
CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective
December 11, 2023
, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R3
NASDAQ	PDAFX
CUSIP	74445D307
MF236ER3

PGIM Target Date Income Fund
Class R4:
PDAGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$20	0.19%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.97%	4.29%	4.58% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R4
NASDAQ	PDAGX
CUSIP	74445D406
MF236ER4

PGIM Target Date Income Fund
Class R5:
PDAHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$9	0.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236ER5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.08%	4.42%	4.69% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R5
NASDAQ	PDAHX
CUSIP	74445D505
MF236ER5

PGIM Target Date Income Fund
Class R6:
PDAJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$2	0.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 35% equities and non-traditional asset classes, and 65% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.22%	4.57%	4.86% (12/13/2016)
PGIM Target Date Income Custom Benchmark	7.84%	4.53%	4.90%
S&P Target Date Retirement Income Index	8.98%	4.23%	4.77%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 17,554,506
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.9%
Affiliated Mutual Funds - Domestic Equity	18.5%
Affiliated Mutual Funds - International Equity	10.6%
Affiliated Mutual Fund - Short-Term Investment	10.3%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One Income Fund to PGIM Target Date Income Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R6
NASDAQ	PDAJX
CUSIP	74445D604
MF236ER6

PGIM Target Date 2015 Fund
Class R1:
PDCDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R1	$75	0.72%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2015R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
T
he returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data
.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.58%	4.16%	4.51% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2015 Fund

SHARE CLASS	R1
NASDAQ	PDCDX
CUSIP	74445D844
MF236E2015R1

PGIM Target Date 2015 Fund
Class R2:
PDCEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R2	$49	0.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2015R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.83%	4.42%	4.76% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2015 Fund

SHARE CLASS	R2
NASDAQ	PDCEX
CUSIP	74445D836
MF236E2015R2

PGIM Target Date 2015 Fund
Class R3:
PDCFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R3	$34	0.33%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2015R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.97%	4.59%	4.92% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2015 Fund

SHARE CLASS	R3
NASDAQ	PDCFX
CUSIP	74445D828
MF236E2015R3

PGIM Target Date 2015 Fund
Class R4:
PDCGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R4	$24	0.23%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2015R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	8.08%	4.68%	5.01% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2015 Fund

SHARE CLASS	R4
NASDAQ	PDCGX
CUSIP	74445D810
MF236E2015R4

PGIM Target Date 2015 Fund
Class R5:
PDCHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R5	$12	0.12%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2015R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.28%	4.79%	5.14% ( 12/13/2016 )
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheet
s
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2015 Fund

SHARE CLASS	R5
NASDAQ	PDCHX
CUSIP	74445D794
MF236E2015R5

PGI
M Tar
get Date 2015 Fund
Class R6:
PDCJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This
annual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2015 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2015 Fund—Class R6	$4	0.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 36% equities and non-traditional asset classes, and 64% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2015R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.42%	4.94%	5.28% (12/13/2016)
PGIM Target Date 2015 Custom Benchmark	7.99%	4.91%	5.37%
S&P Target Date 2015 Index	9.56%	5.27%	5.87%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirem ents
.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 9,915,202
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	60.1%
Affiliated Mutual Funds - Domestic Equity	19.2%
Affiliated Mutual Funds - International Equity	10.9%
Affiliated Mutual Fund - Short-Term Investment	10.2%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2015 Fund to PGIM Target Date 2015 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds' average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2015 Fund

SHARE CLASS	R6
NASDAQ	PDCJX
CUSIP	74445D786
MF236E2015R6

PGIM Target Date 2020 Fund
Class R1:
PDDDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$72	0.69%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2020R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	8.22%	4.73%	5.02% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R1
NASDAQ	PDDDX
CUSIP	74445D778
MF236E2020R1

PGIM Target Date 2020 Fund
Class R2:
PDDEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$45	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2020R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	8.47%	4.98%	5.27% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R2
NASDAQ	PDDEX
CUSIP	74445D760
MF236E2020R2

PGIM Target Date 2020 Fund
Class R3:
PDDFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$30	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2020R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	8.61%	5.14%	5.44% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R3
NASDAQ	PDDFX
CUSIP	74445D752
MF236E2020R3

PGIM Target Date 2020 Fund
Class R4:
PDDGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$18	0.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2020R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	8.80%	5.26%	5.56% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R4
NASDAQ	PDDGX
CUSIP	74445D745
MF236E2020R4

PGIM Target Date 2020 Fund
Class R5:
PDDHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$9	0.09%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2020R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.91%	5.36%	5.66% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R5
NASDAQ	PDDHX
CUSIP	74445D737
MF236E2020R5

PGIM Target Date 2020 Fund
Class R6:
PDDJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 41% equities and non-traditional asset classes, and 59% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2020R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.99%	5.52%	5.77% (12/13/2016)
PGIM Target Date 2020 Custom Benchmark	8.66%	5.53%	5.96%
S&P Target Date 2020 Index	10.30%	5.63%	6.32%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 35,485,417
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	56.1%
Affiliated Mutual Funds - Domestic Equity	22.7%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	9.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2020 Fund to PGIM Target Date 2020 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R6
NASDAQ	PDDJX
CUSIP	74445D729
MF236E2020R6

PGIM Target Date 2025 Fund
Class R1:
PDEDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$71	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2025R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	8.86%	5.33%	5.58% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and
subadvisory
fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R1
NASDAQ	PDEDX
CUSIP	74445D711
MF236E2025R1

PGIM Target Date 2025 Fund
Class R2:
PDEEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$43	0.41%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2025R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.19%	5.59%	5.85% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market i ndexe
s in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the
Fund’s
name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R2
NASDAQ	PDEEX
CUSIP	74445D695
MF236E2025R2

PGIM Target Date 2025 Fund
Class R3:
PDEFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Y
ou can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at
(800) 225-1852
.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$29	0.28%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2025R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	9.34%	5.75%	6.00% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
A
S OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R3
NASDAQ	PDEFX
CUSIP	74445D687
MF236E2025R3

PGIM Target Date 2025 Fund
Class R4:
PDEGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$18	0.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2025R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.44%	5.87%	6.11% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R4
NASDAQ	PDEGX
CUSIP	74445D679
MF236E2025R4

PGIM Target Date 2025 Fund
Class R5:
PDEHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$8	0.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2025R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	9.54%	5.97%	6.20% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements
.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R5
NASDAQ	PDEHX
CUSIP	74445D661
MF236E2025R5

PGIM Target Date 2025 Fund
Class R6:
PDEJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 46% equities and non-traditional asset classes, and 54% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2025R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.67%	6.11%	6.38% (12/13/2016)
PGIM Target Date 2025 Custom Benchmark	9.35%	6.14%	6.61%
S&P Target Date 2025 Index	10.64%	6.43%	7.09%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 48,151,037
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	53%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	51.9%
Affiliated Mutual Funds - Domestic Equity	26.3%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	8.0%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2025 Fund to PGIM Target Date 2025 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R6
NASDAQ	PDEJX
CUSIP	74445D653
MF236E2025R6

PGIM Target Date 2030 Fund
Class R1:
PDFCX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$71	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2030R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as
the Fund’s
subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	9.83%	6.29%	6.61% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF
7
/31/2024?

Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDING
S AS
OF 7/31/
2024
?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R1
NASDAQ	PDFCX
CUSIP	74445D646
MF236E2030R1

PGIM Target Date 2030 Fund
Class R2:
PDFEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$44	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2030R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions
advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.15%	6.56%	6.89% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS
OF
7/31/
2024
?

Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R2
NASDAQ	PDFEX
CUSIP	74445D638
MF236E2030R2

PGIM Target Date 2030 Fund
Class R3:
PDFFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$29	0.28%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2030R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.34%	6.73%	7.04% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R3
NASDAQ	PDFFX
CUSIP	74445D620
MF236E2030R3

PGIM Target Date 2030 Fund
Class R4:
PDFGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$20	0.19%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2030R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call
(800) 225-1852
for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.33%	6.83%	7.12% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns
. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August 1, 2023
:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R4
NASDAQ	PDFGX
CUSIP	74445D612
MF236E2030R4

PGIM Target Date 2030 Fund
Class R5:
PDFHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$7	0.07%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2030R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.51%	6.95%	7.26% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based se curitie
s market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R5
NASDAQ	PDFHX
CUSIP	74445D596
MF236E2030R5

PGIM Target Date 2030 Fund
Class R6:
PDFJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 53% equities and non-traditional asset classes, and 47% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2030R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.65%	7.09%	7.42% (12/13/2016)
PGIM Target Date 2030 Custom Benchmark	10.35%	7.21%	7.79%
S&P Target Date 2030 Index	11.93%	7.42%	7.96%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 54,339,162
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	45.7%
Affiliated Mutual Funds - Domestic Equity	31.1%
Affiliated Mutual Funds - International Equity	16.6%
Affiliated Mutual Fund - Short-Term Investment	6.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2030 Fund to PGIM Target Date 2030 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R6
NASDAQ	PDFJX
CUSIP	74445D588
MF236E2030R6

PGIM Target Date 2035 Fund
Class R1:
PDGCX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$69	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2035R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	11.50%	7.46%	7.52% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R1
NASDAQ	PDGCX
CUSIP	74445D570
MF236E2035R1

PGIM Target Date 2035 Fund
Class R2:
PDGEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
 You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$40	0.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2035R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.65%	7.71%	7.77% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R2
NASDAQ	PDGEX
CUSIP	74445D562
MF236E2035R2

PGIM Target Date 2035 Fund
Class R3:
PDGFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
 You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$25	0.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2035R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.88%	7.87%	7.94% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R3
NASDAQ	PDGFX
CUSIP	74445D554
MF236E2035R3

PGIM Target Date 2035 Fund
Class R4:
PDGGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
 You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$17	0.16%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2035R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.24%	8.04%	8.09% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R4
NASDAQ	PDGGX
CUSIP	74445D547
MF236E2035R4

PGIM Target Date 2035 Fund
Class R5:
PDGHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
 You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$5	0.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2035R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	12.08%	8.10%	8.15% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory require ments.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R5
NASDAQ	PDGHX
CUSIP	74445D539
MF236E2035R5

PGIM Target Date 2035 Fund
Class R6:
PDGJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
 You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 65% equities and non-traditional asset classes, and 35% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2035R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.13%	8.25%	8.30% (12/13/2016)
PGIM Target Date 2035 Custom Benchmark	11.97%	8.47%	8.92%
S&P Target Date 2035 Index	13.25%	8.49%	8.86%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 42,061,016
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	76%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.3%
Affiliated Mutual Funds - Fixed Income	35.2%
Affiliated Mutual Funds - International Equity	21.1%
Affiliated Mutual Fund - Short-Term Investment	4.6%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2035 Fund to PGIM Target Date 2035 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R6
NASDAQ	PDGJX
CUSIP	74445D521
MF236E2035R6

PGIM Target Date 2040 Fund
Class R1:
PDHDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$68	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2040R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	12.38%	8.12%	8.11% ( 12/13/2016 )
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at
(800) 225-1852
.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R1
NASDAQ	PDHDX
CUSIP	74445D513
MF236E2040R1

PGIM Target Date 2040 Fund
Class R2:
PDHEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$41	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2040R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data
.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.70%	8.39%	8.38% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(800) 225-1852
.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R2
NASDAQ	PDHEX
CUSIP	74445D497
MF236E2040R2

PGIM Target Date 2040 Fund
Class R3:
PDHFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$24	0.23%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2040R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	12.93%	8.57%	8.56% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R3
NASDAQ	PDHFX
CUSIP	74445D489
MF236E2040R3

PGIM Target Date 2040 Fund
Class R4:
PDHGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$15	0.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2040R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.93%	8.66%	8.66% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R4
NASDAQ	PDHGX
CUSIP	74445D471
MF236E2040R4

PGIM Target Date 2040 Fund
Class R5:
PDHHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$4	0.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2040R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	13.03%	8.78%	8.77% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R5
NASDAQ	PDHHX
CUSIP	74445D463
MF236E2040R5

PGIM Target Date 2040 Fund
Class R6:
PDHJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 75% equities and non-traditional asset classes, and 25% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2040R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.25%	8.93%	8.93% (12/13/2016)
PGIM Target Date 2040 Custom Benchmark	13.15%	9.20%	9.61%
S&P Target Date 2040 Index	14.40%	9.34%	9.57%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 40,911,728
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	44.8%
Affiliated Mutual Funds - Fixed Income	27.8%
Affiliated Mutual Funds - International Equity	25.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2040 Fund to PGIM Target Date 2040 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R6
NASDAQ	PDHJX
CUSIP	74445D455
MF236E2040R6

PGIM Target Date 2045 Fund
Class R1:
PDIDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$67	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2045R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	13.12%	8.67%	8.52% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees
.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R1
NASDAQ	PDIDX
CUSIP	74445D448
MF236E2045R1

PGIM Target Date 2045 Fund
Class R2:
PDIEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$38	0.36%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2045R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	13.47%	8.94%	8.80% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R2
NASDAQ	PDIEX
CUSIP	74445D430
MF236E2045R2

PGIM Target Date 2045 Fund
Class R3:
PDIKX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$23	0.22%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2045R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	13.61%	9.09%	8.95% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R3
NASDAQ	PDIKX
CUSIP	74445D422
MF236E2045R3

PGIM Target Date 2045 Fund
Class R4:
PDIGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$14	0.13%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2045R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	13.73%	9.21%	9.06% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R4
NASDAQ	PDIGX
CUSIP	74445D414
MF236E2045R4

PGIM Target Date 2045 Fund
Class R5:
PDIHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$3	0.03%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2045R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its re tir
ement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	13.80%	9.33%	9.18% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R5
NASDAQ	PDIHX
CUSIP	74445D398
MF236E2045R5

PGIM Target Date 2045 Fund
Class R6:
PDIJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$1	0.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 82% equities and non-traditional asset classes, and 18% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2045R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.01%	9.49%	9.35% (12/13/2016)
PGIM Target Date 2045 Custom Benchmark	13.93%	9.72%	10.05%
S&P Target Date 2045 Index	15.04%	9.87%	10.00%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 26,539,154
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	47.6%
Affiliated Mutual Funds - International Equity	30.0%
Affiliated Mutual Funds - Fixed Income	22.3%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2045 Fund to PGIM Target Date 2045 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R6
NASDAQ	PDIJX
CUSIP	74445D380
MF236E2045R6

PGIM Target Date 2050 Fund
Class R1:
PDJDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$66	0.62%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2050R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	13.95%	9.02%	8.75% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s
management
and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions  replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of
Prudential Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R1
NASDAQ	PDJDX
CUSIP	74445D372
MF236E2050R1

PGIM Target Date 2050 Fund
Class R2:
PDJEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$40	0.37%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2050R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	14.17%	9.30%	9.01% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August 1, 2023
:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM
Target
Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R2
NASDAQ	PDJEX
CUSIP	74445D364
MF236E2050R2

PGIM Target Date 2050 Fund
Class R3:
PDJFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$24	0.22%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2050R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	14.72%	9.52%	9.22% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND
THIS
YEAR?
The following is a summary of certain
changes
to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R3
NASDAQ	PDJFX
CUSIP	74445D356
MF236E2050R3

PGIM Target Date 2050 Fund
Class R4:
PDJGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$13	0.12%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2050R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2024 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	14.53%	9.59%	9.27% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One
2050
Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R4
NASDAQ	PDJGX
CUSIP	74445D349
MF236E2050R4

PGIM Target Date 2050 Fund
Class R5:
PDJHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$2	0.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2050R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	14.52%	9.66%	9.39% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management
and
subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has n
o express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R5
NASDAQ	PDJHX
CUSIP	74445D331
MF236E2050R5

PGIM Target Date 2050 Fund
Class R6:
PDJJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$2	0.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 89% equities and non-traditional asset classes, and 11% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2050R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.81%	9.85%	9.58% (12/13/2016)
PGIM Target Date 2050 Custom Benchmark	14.75%	10.12%	10.40%
S&P Target Date 2050 Index	15.48%	10.15%	10.26%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 15,478,640
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	84%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	15.1%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2050 Fund to PGIM Target Date 2050 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually
reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R6
NASDAQ	PDJJX
CUSIP	74445D323
MF236E2050R6

PGIM Target Date 2055 Fund
Class R1:
PDKDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024
.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$70	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2055R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	14.00%	9.21%	8.98% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information
. You can also request this
information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R1
NASDAQ	PDKDX
CUSIP	74445D315
MF236E2055R1

PGIM Target Date 2055 Fund
Class R2:
PDKEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$42	0.39%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2055R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	14.37%	9.49%	9.26% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R2
NASDAQ	PDKEX
CUSIP	74445D299
MF236E2055R2

PGIM Target Date 2055 Fund
Class R3:
PDKFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$27	0.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2055R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	14.48%	9.64%	9.41% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R3
NASDAQ	PDKFX
CUSIP	74445D281
MF236E2055R3

PGIM Target Date 2055 Fund
Class R4:
PDKGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$16	0.15%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2055R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	14.59%	9.74%	9.52% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R4
NASDAQ	PDKGX
CUSIP	74445D273
MF236E2055R4

PGIM Target Date 2055 Fund
Class R5:
PDKHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$5	0.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2055R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	14.75%	9.87%	9.64% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of
certain
changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R5
NASDAQ	PDKHX
CUSIP	74445D265
MF236E2055R5

PGIM Target Date 2055 Fund
Class R6:
PDKJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$5	0.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 92% equities and non-traditional asset classes, and 8% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2055R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.89%	10.02%	9.80% (12/13/2016)
PGIM Target Date 2055 Custom Benchmark	15.02%	10.32%	10.57%
S&P Target Date 2055 Index	15.52%	10.22%	10.34%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,306,299
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	97%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.0%
Affiliated Mutual Funds - International Equity	36.5%
Affiliated Mutual Funds - Fixed Income	11.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2055 Fund to PGIM Target Date 2055 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R6
NASDAQ	PDKJX
CUSIP	74445D257
MF236E2055R6

PGIM Target Date 2060 Fund
Class R1:
PDLDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$69	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2060R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	14.12%	9.35%	8.98% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R1
NASDAQ	PDLDX
CUSIP	74445D240
MF236E2060R1

PGIM Target Date 2060 Fund
Class R2:
PDLEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
 You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$41	0.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2060R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	14.40%	9.63%	9.25% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R2
NASDAQ	PDLEX
CUSIP	74445D232
MF236E2060R2

PGIM Target Date 2060 Fund
Class R3:
PDLFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$26	0.24%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2060R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	14.55%	9.78%	9.42% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R3
NASDAQ	PDLFX
CUSIP	74445D224
MF236E2060R3

PGIM Target Date 2060 Fund
Class R4:
PDLGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$15	0.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2060R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	14.71%	9.91%	9.53% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R4
NASDAQ	PDLGX
CUSIP	74445D216
MF236E2060R4

PGIM Target Date 2060 Fund
Class R5:
PDLHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$4	0.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2060R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	14.73%	10.00%	9.63% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R5
NASDAQ	PDLHX
CUSIP	74445D190
MF236E2060R5

PGIM Target Date 2060 Fund
Class R6:
PDLJX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$6	0.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 94% equities and non-traditional asset classes, and 6% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2060R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 13, 2016 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	15.02%	10.18%	9.80% (12/13/2016)
PGIM Target Date 2060 Custom Benchmark	15.09%	10.44%	10.67%
S&P Target Date 2060 Index	15.55%	10.25%	10.42%
S&P 500 Index	22.15%	15.00%	14.76%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 8,415,356
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	92%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	51.6%
Affiliated Mutual Funds - International Equity	38.8%
Affiliated Mutual Funds - Fixed Income	9.5%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2060 Fund to PGIM Target Date 2060 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R6
NASDAQ	PDLJX
CUSIP	74445D182
MF236E2060R6

PGIM Target Date 2065 Fund
Class R1:
PDOAX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$61	0.57%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2065R1

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R1 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 16, 2019 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R1	14.21%	8.69% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R1
NASDAQ	PDOAX
CUSIP	74440V674
MF236E2065R1

PGIM Target Date 2065 Fund
Class R2:
PDODX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$34	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2065R2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 16, 2019 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R2	14.26%	8.91% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R2
NASDAQ	PDODX
CUSIP	74440V666
MF236E2065R2

PGIM Target Date 2065 Fund
Class R3:
PDOEX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$17	0.16%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2065R3

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R3 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 16, 2019 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R3	14.64%	9.11% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R3
NASDAQ	PDOEX
CUSIP	74440V658
MF236E2065R3

PGIM Target Date 2065 Fund
Class R4:
PDOFX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$8	0.07%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2065R4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 16, 2019 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R4	14.87%	9.25% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R4
NASDAQ	PDOFX
CUSIP	74440V641
MF236E2065R4

PGIM Target Date 2065 Fund
Class R5:
PDOGX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2065R5

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R5 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 16, 2019 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R5	14.98%	9.36% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R5
NASDAQ	PDOGX
CUSIP	74440V633
MF236E2065R5

PGIM Target Date 2065 Fund
Class R6:
PDOHX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year the US equity and bond markets rallied as several bullish developments took hold including continued strength in the US economy, strong corporate earnings mainly driven by the largest Technology companies (along with optimism on the future of AI (Artificial
Intelligence)), an easing of inflation, and a Federal Reserve on hold but signaling that the next move will be a rate cut.
■
The Fund’s portfolio, through its investments in underlying funds, is allocated to a combination of approximately 96% equities and non-traditional asset classes, and 4% bonds. Equities outperformed bonds by 17.1% during the reporting period.
■
At the underlying fund level, the PGIM Quant Solutions Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Quant Solutions
Commodity Strategies Fund, and PGIM Global Real Estate Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the reporting period.
■
The Fund’s allocations to fixed income overall was a drag on performance as bonds trailed equity by 17.1%. At the underlying fund level, the
PGIM Jennison Small-Cap Core Equity Fund detracted the most from relative performance, as it lagged its benchmark for the reporting period.
MF236E2065R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.
Effective December 11, 2023, PGIM DC Solutions LLC (“PGIM DC Solutions”) replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential Financial Inc.’s consolidating its retirement solutions advisory services under PGIM DC Solutions, but the
Fund’s portfolio management team remained the same.

Cumulative Performance: December 16, 2019 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class R6	15.43%	9.57% (12/16/2019)
PGIM Target Date 2065 Custom Benchmark	15.21%	9.56%
S&P Target Date 2065+ Index	15.83%	9.52%
S&P 500 Index	22.15%	14.22%
Bloomberg US Aggregate Bond Index	5.10%	-0.28%
Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the
Fund’s inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 675,339
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.3%
Affiliated Mutual Funds - International Equity	39.9%
Affiliated Mutual Funds - Fixed Income	7.7%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from Prudential Day One 2065 Fund to PGIM Target Date 2065 Fund.
■
Effective December 11, 2023, the Fund’s management and subadvisory fees were contractually reduced to an annual rate of 0.00% of the
Funds’ average daily net assets (which prior to December 11, 2023, was 0.02% of the Funds’ average daily net assets).
■
Effective December 11, 2023, the fee waiver and/or expense reimbursement for each share class of the Fund was contractually increased such that the total annual Fund operating expenses after fee waiver and/or expense reimbursement was reduced by 15 basis points (or 0.15%). The
Funds contractual fee waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of a
Fund’s Board of Trustees.
■
Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Fund’s subadviser as a result of Prudential
Financial Inc.’s (“Prudential”) consolidating its retirement solutions advisory services under PGIM DC Solutions and the internal restructuring of
PGIM DC Solutions within the Prudential organization under which it would continue to remain an indirect, wholly-owned subsidiary of
Prudential.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R6
NASDAQ	PDOHX
CUSIP	74440V625
MF236E2065R6

PGIM 60/40 Allocation Fund
Class R6:
PALDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$4	0.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equity and bond markets rallied during the reporting period as several bullish developments took hold, including continued strength in the
US economy, strong corporate earnings—mainly driven by the largest technology companies and optimism regarding the future of artificial intelligence—an easing of inflation, and signals from the US Federal Reserve that its next move would be an interest rate cut.
■
The Fund’s outperformance relative to its Index was driven by strong returns from equity and bond components during the reporting period.
■
Within equities, growth and quality factors among US large-cap holdings, particularly in the industrials sector, were the strongest contributors to the Fund’s performance relative to its Index during the reporting period, more than offsetting negative contributions from value factors. Within bonds, sector allocation added value, as did industry, issue-specific, and duration positioning. Yield curve positioning detracted from the
Fund’s performance.
■
Derivative positioning detracted, mainly due to the underperformance of the Fund’s US Treasury futures during the reporting period.
NS14110

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes t hat
all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 13, 2017 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.67%	9.04%	8.90% (9/13/2017)
Custom Benchmark Index	15.16%	9.16%	9.10%
S&P 500 Index	22.15%	15.00%	14.27%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.02%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class's inception date.
The Fund has added the S&P 500 Index and the Bloomberg US Aggregate Bond Index as broad-based securities market indexes in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 112,240,267
Number of fund holdings	3
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	18%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	60.2%
Affiliated Mutual Funds - Fixed Income	39.7%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.

PGIM 60/40 Allocation Fund

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724
NS14110

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended July 31, 2024 and July 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $294,150 and $278,100, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended July 31, 2024 and July 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended July 31, 2024 and July 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended July 31, 2024 and July 31, 2023: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2024	Fiscal Year Ended July 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2024 and July 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)  Not applicable.

(j)  Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2024

Table of Contents	Financial Statements and Other Information	July 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Diversified Growth Fund	2
PGIM Jennison Rising Dividend Fund	17
Notes to Financial Statements	32

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Diversified Growth Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Aerospace & Defense 1.5%
Boeing Co. (The)*	5,852	$1,115,391
General Electric Co.	23,605	4,017,571

		5,132,962

Automobiles 1.8%
Tesla, Inc.*	26,051	6,045,656

Beverages 0.5%
Coca-Cola Co. (The)	12,381	826,308
PepsiCo, Inc.	4,777	824,845

		1,651,153

Biotechnology 1.9%
AbbVie, Inc.	7,062	1,308,730
Amgen, Inc.	2,488	827,185
Vertex Pharmaceuticals, Inc.*	9,012	4,467,429

		6,603,344

Broadline Retail 8.7%
Amazon.com, Inc.*	129,173	24,152,767
MercadoLibre, Inc. (Brazil)*	3,222	5,377,196

		29,529,963

Capital Markets 0.8%
KKR & Co., Inc.	6,977	861,311
LPL Financial Holdings, Inc.	3,839	850,415
Moody’s Corp.	1,839	839,467

		2,551,193

Commercial Services & Supplies 0.2%
Waste Management, Inc.	4,126	836,175

Communications Equipment 0.3%
Arista Networks, Inc.*	2,581	894,446

Construction & Engineering 0.3%
Comfort Systems USA, Inc.	2,635	875,927

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance 0.9%
American Express Co.	12,719	$3,218,416

Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	6,021	4,949,262

Electrical Equipment 1.0%
Eaton Corp. PLC	11,341	3,456,623

Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp. (Class A Stock)	38,062	2,445,864
CDW Corp.	11,586	2,527,022
Keysight Technologies, Inc.*	10,280	1,434,780

		6,407,666

Entertainment 3.3%
Netflix, Inc.*	16,587	10,422,442
Walt Disney Co. (The)	8,980	841,336

		11,263,778

Financial Services 4.8%
Apollo Global Management, Inc.	17,855	2,237,410
Mastercard, Inc. (Class A Stock)	12,186	5,650,770
Shift4 Payments, Inc. (Class A Stock)*	11,930	820,665
Visa, Inc. (Class A Stock)	23,532	6,251,746
WEX, Inc.*	6,816	1,250,395

		16,210,986

Food Products 0.3%
Lamb Weston Holdings, Inc.	14,715	883,194

Ground Transportation 1.5%
Uber Technologies, Inc.*	29,656	1,911,922
Union Pacific Corp.	12,184	3,006,159

		4,918,081

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 3

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc.	10,084	$853,409
Intuitive Surgical, Inc.*	1,866	829,642

		1,683,051

Health Care Providers & Services 0.7%
Cigna Group (The)	6,819	2,377,581

Hotels, Restaurants & Leisure 3.8%
Airbnb, Inc. (Class A Stock)*	40,273	5,620,500
Chipotle Mexican Grill, Inc.*	16,234	881,831
Domino’s Pizza, Inc.	1,932	828,248
Hilton Worldwide Holdings, Inc.	3,799	815,531
Marriott International, Inc. (Class A Stock)	16,833	3,826,141
Texas Roadhouse, Inc.	4,798	837,779

		12,810,030

Household Durables 0.2%
TopBuild Corp.*	1,746	835,531

Household Products 0.2%
Procter & Gamble Co. (The)	4,869	782,740

Insurance 0.9%
Progressive Corp. (The)	14,588	3,123,583

Interactive Media & Services 9.5%
Alphabet, Inc. (Class A Stock)	89,060	15,277,352
Meta Platforms, Inc. (Class A Stock)	35,676	16,940,035

		32,217,387

IT Services 0.8%
Gartner, Inc.*	1,985	994,862
MongoDB, Inc.*	3,851	971,838
Snowflake, Inc. (Class A Stock)*	6,386	832,607

		2,799,307

Media 0.5%
Trade Desk, Inc. (The) (Class A Stock)*	17,831	1,602,650

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.2%
Permian Resources Corp.	53,975	$827,976

Personal Care Products 0.4%
L’Oreal SA (France), ADR	14,727	1,275,211

Pharmaceuticals 7.2%
AstraZeneca PLC (United Kingdom), ADR	50,156	3,969,847
Eli Lilly & Co.	14,235	11,448,783
Merck & Co., Inc.	13,589	1,537,324
Novo Nordisk A/S (Denmark), ADR	55,728	7,391,205

		24,347,159

Semiconductors & Semiconductor Equipment 18.2%
Advanced Micro Devices, Inc.*	38,046	5,496,886
Applied Materials, Inc.	9,213	1,954,999
ASML Holding NV (Netherlands)	5,656	5,297,975
Broadcom, Inc.	103,589	16,644,680
Lam Research Corp.	2,391	2,202,685
NVIDIA Corp.	256,949	30,068,172

		61,665,397

Software 16.4%
Adobe, Inc.*	11,861	6,543,121
Cadence Design Systems, Inc.*	13,139	3,516,785
Crowdstrike Holdings, Inc. (Class A Stock)*	11,697	2,713,236
Datadog, Inc. (Class A Stock)*	10,759	1,252,778
Intuit, Inc.	3,749	2,426,915
Microsoft Corp.	63,212	26,444,740
Oracle Corp.	29,366	4,095,089
Palo Alto Networks, Inc.*	8,281	2,689,089
Salesforce, Inc.	12,490	3,232,412
ServiceNow, Inc.*	2,058	1,676,015
Synopsys, Inc.*	1,511	843,621

		55,433,801

Specialty Retail 1.7%
Home Depot, Inc. (The)	3,859	1,420,730

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 5

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	1,664	$1,874,230
TJX Cos., Inc. (The)	21,468	2,426,313

		5,721,273

Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	86,444	19,197,483
Dell Technologies, Inc. (Class C Stock)	19,169	2,179,132

		21,376,615

Textiles, Apparel & Luxury Goods 0.5%
adidas AG (Germany)	3,280	821,960
LVMH Moet Hennessy Louis Vuitton SE (France)	1,394	983,275

		1,805,235

TOTAL LONG-TERM INVESTMENTS (cost $187,503,546)		336,113,352

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $3,101,748)(wb)	3,101,748	3,101,748

TOTAL INVESTMENTS 100.1% (cost $190,605,294)		339,215,100

Liabilities in excess of other assets (0.1)%		(495,132)

NET ASSETS 100.0%		$338,719,968

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$5,132,962	$—	$—
Automobiles	6,045,656	—	—
Beverages	1,651,153	—	—
Biotechnology	6,603,344	—	—
Broadline Retail	29,529,963	—	—
Capital Markets	2,551,193	—	—
Commercial Services & Supplies	836,175	—	—
Communications Equipment	894,446	—	—
Construction & Engineering	875,927	—	—
Consumer Finance	3,218,416	—	—
Consumer Staples Distribution & Retail	4,949,262	—	—
Electrical Equipment	3,456,623	—	—
Electronic Equipment, Instruments & Components	6,407,666	—	—
Entertainment	11,263,778	—	—
Financial Services	16,210,986	—	—
Food Products	883,194	—	—
Ground Transportation	4,918,081	—	—
Health Care Equipment & Supplies	1,683,051	—	—
Health Care Providers & Services	2,377,581	—	—
Hotels, Restaurants & Leisure	12,810,030	—	—
Household Durables	835,531	—	—
Household Products	782,740	—	—
Insurance	3,123,583	—	—
Interactive Media & Services	32,217,387	—	—
IT Services	2,799,307	—	—
Media	1,602,650	—	—
Oil, Gas & Consumable Fuels	827,976	—	—
Personal Care Products	1,275,211	—	—
Pharmaceuticals	24,347,159	—	—
Semiconductors & Semiconductor Equipment	61,665,397	—	—
Software	55,433,801	—	—
Specialty Retail	5,721,273	—	—
Technology Hardware, Storage & Peripherals	21,376,615	—	—
Textiles, Apparel & Luxury Goods	—	1,805,235	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 7

PGIM Jennison Diversified Growth Fund

Schedule of Investments (continued)

as of July 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$3,101,748	$—	$—

Total	$337,409,865	$1,805,235	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	18.2%
Software	16.4
Interactive Media & Services	9.5
Broadline Retail	8.7
Pharmaceuticals	7.2
Technology Hardware, Storage & Peripherals	6.3
Financial Services	4.8
Hotels, Restaurants & Leisure	3.8
Entertainment	3.3
Biotechnology	1.9
Electronic Equipment, Instruments & Components	1.9
Automobiles	1.8
Specialty Retail	1.7
Aerospace & Defense	1.5
Consumer Staples Distribution & Retail	1.5
Ground Transportation	1.5
Electrical Equipment	1.0
Consumer Finance	0.9
Insurance	0.9
Affiliated Mutual Fund	0.9
IT Services	0.8

Capital Markets	0.8%
Health Care Providers & Services	0.7
Textiles, Apparel & Luxury Goods	0.5
Health Care Equipment & Supplies	0.5
Beverages	0.5
Media	0.5
Personal Care Products	0.4
Communications Equipment	0.3
Food Products	0.3
Construction & Engineering	0.3
Commercial Services & Supplies	0.2
Household Durables	0.2
Oil, Gas & Consumable Fuels	0.2
Household Products	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $187,503,546)	$336,113,352
Affiliated investments (cost $3,101,748)	3,101,748
Foreign currency, at value (cost $7)	7
Receivable for investments sold	671,992
Receivable for Fund shares sold	112,193
Dividends receivable	62,806
Tax reclaim receivable	37,919
Prepaid expenses	80

Total Assets	340,100,097

Liabilities
Payable for investments purchased	839,107
Management fee payable	201,997
Payable for Fund shares purchased	139,271
Distribution fee payable	75,350
Accrued expenses and other liabilities	57,787
Transfer agent fee payable	33,891
Affiliated transfer agent fee payable	31,647
Trustees’ fees payable	1,079

Total Liabilities	1,380,129

Net Assets	$338,719,968

Net assets were comprised of:
Shares of beneficial interest, at par	$17,691
Paid-in capital in excess of par	154,801,058
Total distributable earnings (loss)	183,901,219

Net assets, July 31, 2024	$338,719,968

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 9

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class A
Net asset value and redemption price per share, ($ 318,525,665 ÷ 16,494,735 shares of beneficial interest issued and outstanding)	$19.31
Maximum sales charge (5.50% of offering price)	1.12

Maximum offering price to public	$20.43

Class C
Net asset value, offering price and redemption price per share, ($ 6,250,148 ÷ 483,708 shares of beneficial interest issued and outstanding)	$12.92

Class Z
Net asset value, offering price and redemption price per share, ($ 11,515,317 ÷ 588,367 shares of beneficial interest issued and outstanding)	$19.57

Class R6
Net asset value, offering price and redemption price per share, ($ 2,428,838 ÷ 124,091 shares of beneficial interest issued and outstanding)	$19.57

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $28,418 foreign withholding tax)	$1,966,125
Affiliated dividend income	146,642
Affiliated income from securities lending, net	9,323

Total income	2,122,090

Expenses
Management fee	2,155,520
Distribution fee(a)	928,909
Transfer agent’s fees and expenses (including affiliated expense of $195,907)(a)	391,297
Custodian and accounting fees	51,684
Registration fees(a)	49,435
Professional fees	40,662
Shareholders’ reports	37,495
Audit fee	24,910
Trustees’ fees	13,872
Miscellaneous	20,863

Total expenses	3,714,647
Less: Fee waiver and/or expense reimbursement(a)	(9,456)
Distribution fee waiver(a)	(145,541)

Net expenses	3,559,650

Net investment income (loss)	(1,437,560)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $3,161)	49,596,186
Foreign currency transactions	(2,525)

49,593,661

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,220))	26,372,367
Foreign currencies	(125)

26,372,242

Net gain (loss) on investment and foreign currency transactions	75,965,903

Net Increase (Decrease) In Net Assets Resulting From Operations	$74,528,343

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	873,245	55,664	—	—
Transfer agent’s fees and expenses	362,920	13,248	14,681	448
Registration fees	15,972	12,027	12,337	9,099
Fee waiver and/or expense reimbursement	—	—	(3,774)	(5,682)
Distribution fee waiver	(145,541)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 11

PGIM Jennison Diversified Growth Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,437,560)	$(962,204)
Net realized gain (loss) on investment and foreign currency transactions	49,593,661	7,554,203
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	26,372,242	35,404,239

Net increase (decrease) in net assets resulting from operations	74,528,343	41,996,238

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	14,396,152	7,887,564
Cost of shares purchased	(32,845,030)	(27,094,210)

Net increase (decrease) in net assets from Fund share transactions	(18,448,878)	(19,206,646)

Total increase (decrease)	56,079,465	22,789,592

Net Assets:
Beginning of year	282,640,503	259,850,911

End of year	$338,719,968	$282,640,503

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights

Class A Shares
	Year Ended July 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.19	$12.87	$19.58	$16.92	$13.39
Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.05)	(0.09)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.20	2.37	(2.57)	5.58	4.14
Total from investment operations	4.12	2.32	(2.66)	5.50	4.08
Less Dividends and Distributions:
Distributions from net realized gains	-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of year	$19.31	$15.19	$12.87	$19.58	$16.92
Total Return(b):	27.12%	18.03%	(18.23)%	35.95%	31.47%

Ratios/Supplemental Data:
Net assets, end of year (000)	$318,526	$269,722	$248,177	$337,246	$274,044
Average net assets (000)	$291,082	$232,502	$298,732	$303,103	$231,363
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	1.21%	1.15%	1.16%	1.22%
Expenses before waivers and/or expense reimbursement	1.19%	1.26%	1.20%	1.21%	1.27%
Net investment income (loss)	(0.45)%	(0.38)%	(0.56)%	(0.48)%	(0.40)%
Portfolio turnover rate(d)	147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 13

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.27	$8.80	$14.73	$13.46	$10.84
Income (loss) from investment operations:
Net investment income (loss)	(0.18)	(0.13)	(0.18)	(0.18)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.83	1.60	(1.70)	4.29	3.31
Total from investment operations	2.65	1.47	(1.88)	4.11	3.17
Less Dividends and Distributions:
Distributions from net realized gains	-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of year	$12.92	$10.27	$8.80	$14.73	$13.46
Total Return(b):	25.80%	16.70%	(19.09)%	34.72%	30.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,250	$5,009	$4,492	$8,266	$9,768
Average net assets (000)	$5,566	$4,246	$6,338	$9,112	$8,502
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.22%	2.37%	2.16%	2.03%	2.04%
Expenses before waivers and/or expense reimbursement	2.22%	2.37%	2.16%	2.03%	2.04%
Net investment income (loss)	(1.53)%	(1.54)%	(1.57)%	(1.34)%	(1.22)%
Portfolio turnover rate(d)	147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.37	$12.99	$19.71	$16.98	$13.41
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.02)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.26	2.40	(2.61)	5.62	4.15
Total from investment operations	4.20	2.38	(2.67)	5.57	4.12
Less Dividends and Distributions:
Distributions from net realized gains	-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of year	$19.57	$15.37	$12.99	$19.71	$16.98
Total Return(b):	27.33%	18.32%	(18.16)%	36.27%	31.73%

Ratios/Supplemental Data:
Net assets, end of year (000)	$11,515	$6,901	$6,305	$9,295	$6,313
Average net assets (000)	$9,677	$4,952	$8,098	$7,439	$4,915
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	0.96%	0.95%	1.00%
Expenses before waivers and/or expense reimbursement	1.04%	1.08%	0.96%	0.95%	1.14%
Net investment income (loss)	(0.32)%	(0.17)%	(0.36)%	(0.28)%	(0.18)%
Portfolio turnover rate(d)	147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 15

PGIM Jennison Diversified Growth Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.37	$12.99	$19.70	$16.98	$13.41
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.02)	(0.05)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.26	2.40	(2.61)	5.64	4.15
Total from investment operations	4.20	2.38	(2.66)	5.56	4.12
Less Dividends and Distributions:
Distributions from net realized gains	-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of year	$19.57	$15.37	$12.99	$19.70	$16.98
Total Return(b):	27.33%	18.32%	(18.12)%	36.19%	31.73%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,429	$1,008	$876	$368	$78
Average net assets (000)	$1,606	$722	$664	$75	$61
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	0.96%	0.95%	1.00%
Expenses before waivers and/or expense reimbursement	1.35%	1.68%	1.81%	11.34%	23.28%
Net investment income (loss)	(0.33)%	(0.19)%	(0.34)%	(0.40)%	(0.19)%
Portfolio turnover rate(d)	147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Aerospace & Defense 4.1%

Airbus SE (France), ADR	25,760	$973,728

General Electric Co.	9,105	1,549,671

		2,523,399

Banks 7.1%
Bank of America Corp.	16,605	669,348
Citigroup, Inc.	12,408	805,031
JPMorgan Chase & Co.	8,887	1,891,154
PNC Financial Services Group, Inc. (The)	5,294	958,743

		4,324,276

Beverages 0.6%
PepsiCo, Inc.	2,219	383,155

Biotechnology 4.4%
AbbVie, Inc.	12,668	2,347,634
Amgen, Inc.	902	299,888

		2,647,522

Building Products 1.3%
Johnson Controls International PLC	10,736	768,053

Capital Markets 4.2%
Goldman Sachs Group, Inc. (The)	1,997	1,016,533
Moody’s Corp.	3,383	1,544,272

		2,560,805

Chemicals 2.4%
Dow, Inc.	5,056	275,400
Linde PLC	2,611	1,184,089

		1,459,489

Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	17,022	1,168,390

Diversified Consumer Services 1.5%
Service Corp. International	11,284	901,704

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 17

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 3.1%

AT&T, Inc.	83,534	$1,608,030
Verizon Communications, Inc.	6,920	280,398

		1,888,428

Electric Utilities 4.1%

Constellation Energy Corp.	8,105	1,538,329
NextEra Energy, Inc.	12,165	929,284

		2,467,613

Electrical Equipment 3.8%

Eaton Corp. PLC	6,197	1,888,783
GE Vernova, Inc.*	2,274	405,318

		2,294,101

Financial Services 2.1%

Mastercard, Inc. (Class A Stock)	2,774	1,286,332

Food Products 1.1%

Hershey Co. (The)	1,955	386,073
Lamb Weston Holdings, Inc.	5,194	311,744

		697,817

Ground Transportation 2.3%

TFI International, Inc. (Canada)	4,604	717,073
Union Pacific Corp.	2,723	671,846

		1,388,919

Health Care Equipment & Supplies 0.3%

Abbott Laboratories	1,743	184,653

Health Care Providers & Services 0.6%

UnitedHealth Group, Inc.	627	361,252

Health Care REITs 1.2%

Alexandria Real Estate Equities, Inc.	6,066	711,481

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.6%

Marriott International, Inc. (Class A Stock)	4,072	$925,566
McDonald’s Corp.	2,375	630,325

		1,555,891

Independent Power & Renewable Electricity Producers 0.8%

Vistra Corp.	5,997	475,082

Industrial Conglomerates 1.4%

3M Co.	6,778	864,534

Insurance 3.6%

Chubb Ltd.	3,707	1,021,872
Marsh & McLennan Cos., Inc.	5,292	1,177,840

		2,199,712

IT Services 2.6%

International Business Machines Corp.	8,325	1,599,566

Machinery 4.5%

Caterpillar, Inc.	1,659	574,346
Parker-Hannifin Corp.	3,819	2,143,070

		2,717,416

Multi-Utilities 3.0%

CenterPoint Energy, Inc.	25,570	709,568
NiSource, Inc.	34,894	1,090,437

		1,800,005

Oil, Gas & Consumable Fuels 5.2%

Cheniere Energy, Inc.	3,499	639,057
TotalEnergies SE (France), ADR	17,737	1,202,214
Valero Energy Corp.	6,443	1,041,962
Williams Cos., Inc. (The)	7,145	306,806

		3,190,039

Personal Care Products 1.4%

Unilever PLC (United Kingdom), ADR	14,215	872,801

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund  19

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals 7.2%

AstraZeneca PLC (United Kingdom), ADR	24,943	$1,974,238
Bristol-Myers Squibb Co.	4,208	200,133
Eli Lilly & Co.	2,708	2,177,963

		4,352,334

Residential REITs 1.0%

AvalonBay Communities, Inc.	3,116	638,531

Semiconductors & Semiconductor Equipment 7.8%

ASML Holding NV (Netherlands)	2,120	1,985,804
Intel Corp.	18,852	579,510
Lam Research Corp.	2,138	1,969,611
Universal Display Corp.	1,025	228,186

		4,763,111

Software 4.1%

Intuit, Inc.	1,612	1,043,528
Microsoft Corp.	3,477	1,454,603

		2,498,131

Specialty Retail 2.6%

Ross Stores, Inc.	4,371	626,059
TJX Cos., Inc. (The)	8,259	933,432

		1,559,491

Technology Hardware, Storage & Peripherals 4.2%

Apple, Inc.	8,576	1,904,558
Dell Technologies, Inc. (Class C Stock)	5,502	625,467

		2,530,025

TOTAL LONG-TERM INVESTMENTS
(cost $40,383,885)		59,634,058

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $1,145,907)(wb)	1,145,907	$1,145,907

TOTAL INVESTMENTS 100.0% (cost $41,529,792)		60,779,965
Other assets in excess of liabilities 0.0%		15,510

NET ASSETS 100.0%		$60,795,475

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 2,523,399	$—	$—
Banks	4,324,276	—	—
Beverages	383,155	—	—
Biotechnology	2,647,522	—	—
Building Products	768,053	—	—
Capital Markets	2,560,805	—	—
Chemicals	1,459,489	—	—
Consumer Staples Distribution & Retail	1,168,390	—	—
Diversified Consumer Services	901,704	—	—
Diversified Telecommunication Services	1,888,428	—	—
Electric Utilities	2,467,613	—	—
Electrical Equipment	2,294,101	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 21

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)

Assets (continued)

Long-Term Investments (continued)
Common Stocks (continued)
Financial Services	$1,286,332	$—	$—
Food Products	697,817	—	—
Ground Transportation	1,388,919	—	—
Health Care Equipment & Supplies	184,653	—	—
Health Care Providers & Services	361,252	—	—
Health Care REITs	711,481	—	—
Hotels, Restaurants & Leisure	1,555,891	—	—
Independent Power & Renewable Electricity Producers	475,082	—	—
Industrial Conglomerates	864,534	—	—
Insurance	2,199,712	—	—
IT Services	1,599,566	—	—
Machinery	2,717,416	—	—
Multi-Utilities	1,800,005	—	—
Oil, Gas & Consumable Fuels	3,190,039	—	—
Personal Care Products	872,801	—	—
Pharmaceuticals	4,352,334	—	—
Residential REITs	638,531	—	—
Semiconductors & Semiconductor Equipment	4,763,111	—	—
Software	2,498,131	—	—
Specialty Retail	1,559,491	—	—
Technology Hardware, Storage & Peripherals	2,530,025	—	—

Short-Term Investment
Affiliated Mutual Fund	1,145,907	—	—

Total	$60,779,965	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	7.8%
Pharmaceuticals	7.2
Banks	7.1
Oil, Gas & Consumable Fuels	5.2
Machinery	4.5
Biotechnology	4.4
Capital Markets	4.2
Technology Hardware, Storage & Peripherals	4.2
Aerospace & Defense	4.1
Software	4.1

Electric Utilities	4.1%
Electrical Equipment	3.8
Insurance	3.6
Diversified Telecommunication Services	3.1
Multi-Utilities	3.0
IT Services	2.6
Specialty Retail	2.6
Hotels, Restaurants & Leisure	2.6
Chemicals	2.4
Ground Transportation	2.3

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (continued)

as of July 31, 2024

Industry Classification (continued):

Financial Services	2.1%
Consumer Staples Distribution & Retail	1.9
Affiliated Mutual Funds	1.9
Diversified Consumer Services	1.5
Personal Care Products	1.4
Industrial Conglomerates	1.4
Building Products	1.3
Health Care REITs	1.2
Food Products	1.1
Residential REITs	1.0
Independent Power & Renewable Electricity Producers	0.8

Beverages	0.6%
Health Care Providers & Services	0.6
Health Care Equipment & Supplies	0.3

100.0
Other assets in excess of liabilities	0.0 *

100.0%

* Less than 0.05%

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 23

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $40,383,885)	$59,634,058
Affiliated investments (cost $1,145,907)	1,145,907
Dividends receivable	80,538
Receivable for Fund shares sold	53,357
Tax reclaim receivable	28,159
Prepaid expenses	119

Total Assets	60,942,138

Liabilities
Payable for Fund shares purchased	27,950
Audit fee payable	24,915
Management fee payable	23,575
Distribution fee payable	19,275
Shareholders’ reports payable	14,903
Custodian and accounting fees payable	9,936
Registration fees payable	5,914
Professional fees payable	5,834
Transfer agent fee payable	5,794
Accrued expenses and other liabilities	4,944
Affiliated transfer agent fee payable	2,756
Trustees’ fees payable	867

Total Liabilities	146,663

Net Assets	$60,795,475

Net assets were comprised of:
Shares of beneficial interest, at par	$3,205
Paid-in capital in excess of par	34,639,946
Total distributable earnings (loss)	26,152,324

Net assets, July 31, 2024	$60,795,475

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class A

Net asset value, offering price and redemption price per share, ($35,601,233 ÷ 1,872,566 shares of beneficial interest issued and outstanding)	$19.01
Maximum sales charge (5.50% of offering price)	1.11

Maximum offering price to public	$20.12

Class C

Net asset value, offering price and redemption price per share, ($14,310,875 ÷ 760,012 shares of beneficial interest issued and outstanding)	$18.83

Class Z

Net asset value, offering price and redemption price per share, ($9,480,089 ÷ 498,281 shares of beneficial interest issued and outstanding)	$19.03

Class R6

Net asset value, offering price and redemption price per share, ($1,403,278 ÷ 73,785 shares of beneficial interest issued and outstanding)	$19.02

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 25

PGIM Jennison Rising Dividend Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $26,486 foreign withholding tax)	$2,003,122
Affiliated dividend income	148,480
Affiliated income from securities lending, net	2,924

Total income	2,154,526

Expenses
Management fee	777,082
Distribution fee(a)	177,239
Commitment fee on syndicated credit agreement	88,442
Transfer agent’s fees and expenses (including affiliated expense of $16,980)(a)	54,599
Interest expense	50,238
Registration fees(a)	44,150
Custodian and accounting fees	42,425
Professional fees	40,747
Shareholders’ reports	33,053
Audit fee	24,910
Trustees’ fees	11,067
Miscellaneous	19,781

Total expenses	1,363,733
Less: Fee waiver and/or expense reimbursement(a)	(139,384)
Distribution fee waiver(a)	(15,301)

Net expenses	1,209,048

Net investment income (loss)	945,478

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on investment transactions (including affiliated of $333)	22,290,304

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(108))	(4,128,803)
Foreign currencies	(355)

(4,129,158)

Net gain (loss) on investment and foreign currency transactions	18,161,146

Net Increase (Decrease) In Net Assets Resulting From Operations	$19,106,624

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	91,806	85,433	—	—
Transfer agent’s fees and expenses	30,181	8,058	15,251	1,109
Registration fees	15,502	9,713	9,012	9,923
Fee waiver and/or expense reimbursement	(64,698)	(24,608)	(29,028)	(21,050)
Distribution fee waiver	(15,301)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$945,478	$2,557,378
Net realized gain (loss) on investment transactions	22,290,304	(14,417,955)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,129,158)	13,684,549

Net increase (decrease) in net assets resulting from operations	19,106,624	1,823,972

Dividends and Distributions
Distributions from distributable earnings
Class A	(344,583)	(260,573)
Class C	(37,611)	(13,657)
Class Z	(136,441)	(168,772)
Class R6	(619,235)	(2,082,033)

	(1,137,870)	(2,525,035)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	37,018,245	263,376,535
Net asset value of shares issued in reinvestment of dividends and distributions	1,135,827	2,498,294
Cost of shares purchased	(181,214,699)	(261,398,263)

Net increase (decrease) in net assets from Fund share transactions	(143,060,627)	4,476,566

Total increase (decrease)	(125,091,873)	3,775,503

Net Assets:
Beginning of year	185,887,348	182,111,845

End of year	$60,795,475	$185,887,348

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 27

PGIM Jennison Rising Dividend Fund

Financial Highlights

Class A Shares
	Year Ended July 31,
	2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.04		$16.12		$18.00		$13.86	$13.54
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.16		0.12		0.07	0.11
Net realized and unrealized gain (loss) on investment transactions	3.02		(0.08)		(0.53	)(b)	4.72	0.73
Total from investment operations	3.16		0.08		(0.41)		4.79	0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.16)		(0.11)		(0.07)	(0.08)
Distributions from net realized gains	-		-		(1.36)		(0.58)	(0.44)
Total dividends and distributions	(0.19)		(0.16)		(1.47)		(0.65)	(0.52)
Net asset value, end of year	$19.01		$16.04		$16.12		$18.00	$13.86
Total Return(c):	19.84%		0.55%		(2.69)%		35.44%	6.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$35,601		$28,354		$22,003		$13,908	$7,269
Average net assets (000)	$30,602		$25,464		$17,151		$10,058	$6,608
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.28	%(e)	1.25	%(e)	1.24%		1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.54%		1.38%		1.63%		1.87%	2.22%
Net investment income (loss)	0.80%		1.01%		0.71%		0.46%	0.85%
Portfolio turnover rate(f)	50%		106%		99%		86%	106%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,
	2024		2023		2022		2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$15.89		$15.97		$17.88		$13.81		$13.51
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.04	(c)	(0.01	)(c)	(0.04	)(c)	0.02
Net realized and unrealized gain (loss) on investment transactions	3.01		(0.07	)(d)	(0.53	)(d)	4.69		0.72
Total from investment operations	3.01		(0.03)		(0.54)		4.65		0.74
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.05)		(0.01)		(-	)(b)	(-	)(b)
Distributions from net realized gains	-		-		(1.36)		(0.58)		(0.44)
Total dividends and distributions	(0.07)		(0.05)		(1.37)		(0.58)		(0.44)
Net asset value, end of year	$18.83		$15.89		$15.97		$17.88		$13.81
Total Return(e):	18.91%		(0.14)%		(3.46)%		34.45%		5.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14,311		$5,374		$4,001		$2,252		$1,498
Average net assets (000)	$8,543		$4,788		$2,803		$1,735		$1,711
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	2.02	%(g)	2.00	%(g)	1.99%		1.99%		1.99%
Expenses before waivers and/or expense reimbursement	2.31%		2.24%		2.66%		2.97%		3.55%
Net investment income (loss)	0.02%		0.26%		(0.05)%		(0.27)%		0.13%
Portfolio turnover rate(h)	50%		106%		99%		86%		106%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 29

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,

	2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.04		$16.13		$18.01		$13.87	$13.56
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.29		0.18		0.12	0.14
Net realized and unrealized gain (loss) on investment transactions	3.03		(0.19)		(0.55	)(b)	4.71	0.72
Total from investment operations	3.22		0.10		(0.37)		4.83	0.86
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.19)		(0.15)		(0.11)	(0.11)
Distributions from net realized gains	-		-		(1.36)		(0.58)	(0.44)
Total dividends and distributions	(0.23)		(0.19)		(1.51)		(0.69)	(0.55)
Net asset value, end of year	$19.03		$16.04		$16.13		$18.01	$13.87
Total Return(c):	20.18%		0.75%		(2.46)%		35.74%	6.46%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,480		$13,513		$156,090		$15,364	$18,828
Average net assets (000)	$9,853		$31,371		$44,393		$13,377	$12,973
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.00	%(e)	0.99%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.34%		1.08%		1.19%		1.58%	1.70%
Net investment income (loss)	1.10%		1.84%		1.08%		0.77%	1.06%
Portfolio turnover rate(f)	50%		106%		99%		86%	106%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.06% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.04		$16.12		$18.01		$13.87	$13.55
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.20		0.17		0.12	0.15
Net realized and unrealized gain (loss) on investment transactions	3.02		(0.07)		(0.55	)(b)	4.71	0.72
Total from investment operations	3.21		0.13		(0.38)		4.83	0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.21)		(0.15)		(0.11)	(0.11)
Distributions from net realized gains	-		-		(1.36)		(0.58)	(0.44)
Total dividends and distributions	(0.23)		(0.21)		(1.51)		(0.69)	(0.55)
Net asset value, end of year	$19.02		$16.04		$16.12		$18.01	$13.87
Total Return(c):	20.13%		0.95%		(2.49)%		35.74%	6.54%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,403		$138,646		$17		$17	$13
Average net assets (000)	$51,270		$135,960		$17		$15	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.06	%(e)	0.89	%(e)	0.99%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.10%		0.89%		37.99%		48.96%	123.09%
Net investment income (loss)	1.15%		1.26%		0.97%		0.73%	1.10%
Portfolio turnover rate(f)	50%		106%		99%		86%	106%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.07% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund  31

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Diversified Growth Fund (“Jennison Diversified Growth”)	Long-term capital appreciation.
PGIM Jennison Rising Dividend Fund (“Jennison Rising Dividend”)	To seek capital appreciation and income.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different

Notes to Financial Statements (continued)

from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based

Notes to Financial Statements (continued)

upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
PGIM Jennison Diversified Growth Fund
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Jennison Rising Dividend Fund
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC with respect to each Fund (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Diversified Growth*	0.70% on first $500 million of	0.70%
	average daily net assets;
	0.65% on next $500 million of
	average daily net assets;
	0.60% over $1 billion of average daily
	net assets
Jennison Rising Dividend	0.775% of average daily net assets	0.78
	up to $1 billion;
	0.755% of average daily net assets
	from $1 billion to $3 billion;
	0.735% of average daily net assets
	from $3 billion to $5 billion;
	0.715% of average daily net assets
	from $5 billion to $10 billion;
	0.705% of average daily net assets
	over $10 billion

*

Effective September 27, 2024, the management fee will be 0.44% up to $1 billion of average daily net assets, 0.42% from $1 billion to $3 billion of average daily net assets, 0.40% from $3 billion to $5 billion of average daily net assets, 0.39% from $5 billion to $10 billion of average daily net assets and 0.38% over $10 billion of average daily net assets.

The Manager has contractually agreed, through November 30, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from

Notes to Financial Statements (continued)

exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Diversified Growth - Class A	—%
Jennison Diversified Growth - Class C	—
Jennison Diversified Growth - Class Z	1.00
Jennison Diversified Growth - Class R6*	1.00
Jennison Rising Dividend - Class A	1.24
Jennison Rising Dividend - Class C	1.99
Jennison Rising Dividend - Class Z	0.99
Jennison Rising Dividend - Class R6	0.99

*Effective	September 27, 2024, the expense limitation will be 0.44%.

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Diversified Growth - Class A	0.30%	0.25%
Jennison Diversified Growth - Class C	1.00	1.00
Jennison Diversified Growth - Class Z	N/A	N/A
Jennison Diversified Growth - Class R6	N/A	N/A
Jennison Rising Dividend - Class A	0.30	0.25
Jennison Rising Dividend - Class C	1.00	1.00
Jennison Rising Dividend - Class Z	N/A	N/A
Jennison Rising Dividend - Class R6	N/A	N/A

The RIC, on behalf of the Funds, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended July 31, 2024, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Rising Dividend	$1,538

For the year ended July 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Diversified Growth - Class A	$100,277	$5,070
Jennison Diversified Growth - Class C	—	463
Jennison Rising Dividend - Class A	122,448	299
Jennison Rising Dividend - Class C	—	1,783

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest thier overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2,each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common

Notes to Financial Statements (continued)

directors/trustees, and/or common officers. For the year ended July 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Diversified Growth	$446,735,918	$464,886,708

Jennison Rising Dividend	51,665,419	192,186,983

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2024, is presented as follows:

Jennison	Diversified Growth:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(1)(wb)
$1,517,759	$30,024,268	$28,440,279	$ —	$ —	$3,101,748	3,101,748	$146,642

PGIM Institutional Money Market Fund (7-day effective yield 5.606%)(1)(b)(wb)
6,997,901	63,198,191	70,196,033	(3,220)	3,161	—	—	9,323	(2)
$8,515,660	$93,222,459	$98,636,312	$(3,220)	$3,161	$3,101,748		$155,965
Jennison Rising Dividend:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(1)(wb)
$ —	$44,772,870	$43,626,963	$ —	$ —	$1,145,907	1,145,907	$148,480

PGIM Institutional Money Market Fund (7-day effective yield 5.606%)(1)(b)(wb)
1,109,231	28,318,949	29,428,405	(108)	333	—	—	2,924	(2)
$1,109,231	$73,091,819	$73,055,368	$(108)	$333	$1,145,907		$151,404

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Diversified Growth	$—	$—	$—	$—
Jennison Rising Dividend	1,137,870	—	—	1,137,870

For the year ended July 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Jennison Diversified Growth	$—	$—	$—	$—
Jennison Rising Dividend	2,525,035	—	—	2,525,035

For the year ended July 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Jennison Diversified Growth	$2,123,713	$34,215,723
Jennison Rising Dividend	33,805	7,900,288

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of July 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Diversified Growth	$191,653,407	$152,274,767	$(4,713,074)	$147,561,693

Jennison Rising Dividend	42,561,163	19,536,605	(1,317,803)	18,218,802

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No

Notes to Financial Statements (continued)

capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Diversified Growth	$—	$10,990,000
Jennison Rising Dividend	—	13,718,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offer Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%.Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of each Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of July 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Diversified Growth–Class A	25,512	0.2%

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Diversified Growth–Class R6	1,451	1.2%
Jennison Rising Dividend–Class R6	1,075	1.5

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Diversified Growth	—	—%
Jennison Rising Dividend	—	—
Unaffiliated:
Jennison Diversified Growth	4	26.8
Jennison Rising Dividend	4	83.4

Transactions in shares of beneficial interest were as follows:

Jennison Diversified Growth:

Share Class	Shares	Amount

Class A
Year ended July 31, 2024:
Shares sold	492,622	$8,294,558
Shares purchased	(1,641,683)	(27,690,603)
Net increase (decrease) in shares outstanding before conversion	(1,149,061)	(19,396,045)
Shares issued upon conversion from other share class(es)	27,852	472,561
Shares purchased upon conversion into other share class(es)	(145,534)	(2,621,861)
Net increase (decrease) in shares outstanding	(1,266,743)	$(21,545,345)

Year ended July 31, 2023:
Shares sold	396,908	$4,982,325
Shares purchased	(1,895,155)	(23,516,008)
Net increase (decrease) in shares outstanding before conversion	(1,498,247)	(18,533,683)
Shares issued upon conversion from other share class(es)	27,773	344,107
Shares purchased upon conversion into other share class(es)	(57,515)	(730,440)
Net increase (decrease) in shares outstanding	(1,527,989)	$(18,920,016)

Class C
Year ended July 31, 2024:
Shares sold	107,125	$1,229,703
Shares purchased	(68,219)	(776,072)
Net increase (decrease) in shares outstanding before conversion	38,906	453,631
Shares purchased upon conversion into other share class(es)	(42,862)	(489,229)
Net increase (decrease) in shares outstanding	(3,956)	$(35,598)

Notes to Financial Statements (continued)

Jennison Diversified Growth (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	108,747	$923,838
Shares purchased	(88,917)	(728,733)
Net increase (decrease) in shares outstanding before conversion	19,830	195,105
Shares purchased upon conversion into other share class(es)	(42,461)	(357,683)
Net increase (decrease) in shares outstanding	(22,631)	$(162,578)

Class Z
Year ended July 31, 2024:
Shares sold	212,997	$3,495,167
Shares purchased	(205,416)	(3,809,225)
Net increase (decrease) in shares outstanding before conversion	7,581	(314,058)
Shares issued upon conversion from other share class(es)	134,250	2,459,739
Shares purchased upon conversion into other share class(es)	(2,491)	(37,060)
Net increase (decrease) in shares outstanding	139,340	$2,108,621

Year ended July 31, 2023:
Shares sold	110,011	$1,622,952
Shares purchased	(195,656)	(2,377,350)
Net increase (decrease) in shares outstanding before conversion	(85,645)	(754,398)
Shares issued upon conversion from other share class(es)	52,204	665,474
Shares purchased upon conversion into other share class(es)	(2,783)	(34,283)
Net increase (decrease) in shares outstanding	(36,224)	$(123,207)

Class R6
Year ended July 31, 2024:
Shares sold	79,555	$1,376,724
Shares purchased	(33,929)	(569,130)
Net increase (decrease) in shares outstanding before conversion	45,626	807,594
Shares issued upon conversion from other share class(es)	12,852	215,850
Net increase (decrease) in shares outstanding	58,478	$1,023,444

Year ended July 31, 2023:
Shares sold	27,120	$358,449
Shares purchased	(37,513)	(472,119)
Net increase (decrease) in shares outstanding before conversion	(10,393)	(113,670)
Shares issued upon conversion from other share class(es)	8,578	112,825
Net increase (decrease) in shares outstanding	(1,815)	$(845)

Jennison Rising Dividend:

Share Class	Shares	Amount

Class A
Year ended July 31, 2024:
Shares sold	431,543	$7,614,593
Shares issued in reinvestment of dividends and distributions	19,874	342,652
Shares purchased	(352,460)	(6,016,190)
Net increase (decrease) in shares outstanding before conversion	98,957	1,941,055
Shares issued upon conversion from other share class(es)	12,566	221,052
Shares purchased upon conversion into other share class(es)	(7,106)	(123,861)
Net increase (decrease) in shares outstanding	104,417	$2,038,246

Year ended July 31, 2023:
Shares sold	682,598	$10,617,546
Shares issued in reinvestment of dividends and distributions	16,893	258,812
Shares purchased	(315,043)	(4,891,537)
Net increase (decrease) in shares outstanding before conversion	384,448	5,984,821
Shares issued upon conversion from other share class(es)	22,744	349,647
Shares purchased upon conversion into other share class(es)	(4,347)	(67,551)
Net increase (decrease) in shares outstanding	402,845	$6,266,917

Class C
Year ended July 31, 2024:
Shares sold	513,781	$9,018,786
Shares issued in reinvestment of dividends and distributions	2,142	37,611
Shares purchased	(79,165)	(1,343,233)
Net increase (decrease) in shares outstanding before conversion	436,758	7,713,164
Shares purchased upon conversion into other share class(es)	(14,989)	(256,627)
Net increase (decrease) in shares outstanding	421,769	$7,456,537

Year ended July 31, 2023:
Shares sold	203,234	$3,131,688
Shares issued in reinvestment of dividends and distributions	902	13,599
Shares purchased	(93,458)	(1,437,816)
Net increase (decrease) in shares outstanding before conversion	110,678	1,707,471
Shares purchased upon conversion into other share class(es)	(22,956)	(349,647)
Net increase (decrease) in shares outstanding	87,722	$1,357,824

Notes to Financial Statements (continued)

Jennison Rising Dividend (cont’d.):

Share Class	Shares	Amount

Class Z
Year ended July 31, 2024:
Shares sold	95,481	$1,623,863
Shares issued in reinvestment of dividends and distributions	8,020	136,381
Shares purchased	(455,694)	(7,383,334)
Net increase (decrease) in shares outstanding before conversion	(352,193)	(5,623,090)
Shares issued upon conversion from other share class(es)	9,387	159,436
Shares purchased upon conversion into other share class(es)	(1,129)	(17,845)
Net increase (decrease) in shares outstanding	(343,935)	$(5,481,499)

Year ended July 31, 2023:
Shares sold	1,332,628	$21,169,943
Shares issued in reinvestment of dividends and distributions	11,028	168,749
Shares purchased	(10,180,878)	(163,612,508)
Net increase (decrease) in shares outstanding before conversion	(8,837,222)	(142,273,816)
Shares issued upon conversion from other share class(es)	4,457	69,242
Net increase (decrease) in shares outstanding	(8,832,765)	$(142,204,574)

Class R6
Year ended July 31, 2024:
Shares sold	1,140,651	$18,761,003
Shares issued in reinvestment of dividends and distributions	37,647	619,183
Shares purchased	(9,749,104)	(166,471,942)
Net increase (decrease) in shares outstanding before conversion	(8,570,806)	(147,091,756)
Shares issued upon conversion from other share class(es)	1,129	17,845
Net increase (decrease) in shares outstanding	(8,569,677)	$(147,073,911)

Year ended July 31, 2023:
Shares sold	14,384,746	$228,457,358
Shares issued in reinvestment of dividends and distributions	134,240	2,057,134
Shares purchased	(5,876,460)	(91,456,402)
Net increase (decrease) in shares outstanding before conversion	8,642,526	139,058,090
Shares purchased upon conversion into other share class(es)	(110)	(1,691)
Net increase (decrease) in shares outstanding	8,642,416	$139,056,399

8. Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the year ended July 31, 2024. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2024
Jennison Rising Dividend	$16,618,471	6.40%	17	$33,979,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Diversified Growth	Jennison Rising Dividend
Consumer Discretionary Sector	X	–
Dividend	–	X
Economic and Market Events	X	X
Emerging Markets	–	X
Equity and Equity-Related Securities	X	X
Financials Sector	–	X
Foreign Securities	X	X
Growth Style	X	–
Increase in Expenses	X	X

Notes to Financial Statements (continued)

Industrials Sector	–	X
Information Technology Sector	X	X
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Capitalization	–	X
Market Disruption and Geopolitical	X	X
Market	X	X
Portfolio Turnover	X	X
Sector Exposure	X	X

Consumer Discretionary Sector Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, supply chains, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financials Sector Risk: Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

Notes to Financial Statements (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changesin general economic conditions, among other factors.

Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 5 and Shareholders of PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund (two of the funds constituting Prudential Investment Portfolios 5, referred to hereafter as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the four years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of each of the Funds as of and for the year ended July 31, 2020 and the financial highlights for the year ended July 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose reports dated September 16, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

September 20, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

52

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Diversified Growth Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Diversified Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Jennison Diversified Growth Fund is a series of Prudential Investment Portfolios 5.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison,

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and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

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•	The Board noted that the Fund outperformed its benchmark index over the one- year period and underperformed over the remaining periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.00% for Class R6 shares and 1.00% for Class Z shares through November 30, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements

PGIM Jennison Rising Dividend Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Rising Dividend Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Jennison Rising Dividend Fund is a series of Prudential Investment Portfolios 5.

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any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’

Visit our website at pgim.com/investments

investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on March 5, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•	The Board noted that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five-year performance versus peers, which ranked in the second quartile.
•

The Board considered PGIM Investments’ assertions that recent performance has improved versus peers, with fourth quarter 2023 returns ranking in the second quartile, and first quarter 2024 returns ranking in the first quartile and exceeding the Fund’s benchmark index.

•

The Board further considered PGIM Investments’ assertion that the Fund’s underperformance during the periods identified above was largely the result of more recent underperformance. In that regard, the Board noted that when it considered the performance of the Fund one year before, the Fund ranked in the first quartile of its Peer Universe over the three- and five-year periods ended December 31, 2022.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class R6 shares, and 0.99% for Class Z shares through November 30, 2024.

Visit our website at pgim.com/investments

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Rising Dividend Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Target Date Income Fund

PGIM Target Date 2015 Fund

PGIM Target Date 2020 Fund

PGIM Target Date 2025 Fund

PGIM Target Date 2030 Fund

PGIM Target Date 2035 Fund

PGIM Target Date 2040 Fund

PGIM Target Date 2045 Fund

PGIM Target Date 2050 Fund

PGIM Target Date 2055 Fund

PGIM Target Date 2060 Fund

PGIM Target Date 2065 Fund

PGIM 60/40 Allocation Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2024

Table of Contents	Financial Statements and Other Information	July 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

PGIM Target Date Income Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 90.0%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 18.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	14,134	$210,316
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	65,911	2,830,225
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	18,834	210,372

		3,250,913

Fixed Income — 60.9%
PGIM Core Conservative Bond Fund (Class R6)	323,421	2,800,826
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	159,050	1,056,090
PGIM TIPS Fund (Class R6)	478,790	4,031,415
PGIM Total Return Bond Fund (Class R6)	232,319	2,799,449

		10,687,780

International Equity — 10.6%
PGIM Global Real Estate Fund (Class R6)	52,953	1,045,287
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	56,028	813,529

		1,858,816

TOTAL LONG-TERM INVESTMENTS (cost $15,579,764)		15,797,509

SHORT-TERM INVESTMENT 10.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,805,466)	1,805,466	1,805,466

TOTAL INVESTMENTS 100.3% (cost $17,385,230)(wa)		17,602,975
Liabilities in excess of other assets (0.3)%		(48,469)

NET ASSETS 100.0%		$17,554,506

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date Income Fund 1

PGIM Target Date Income Fund

Schedule of Investments (continued)

as of July 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$3,250,913	$—	$—
Fixed Income	10,687,780	—	—
International Equity	1,858,816	—	—
Short-Term Investment
Affiliated Mutual Fund	1,805,466	—	—

Total	$17,602,975	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Fixed Income	60.9%
Domestic Equity	18.5

International Equity	10.6%
Short-Term	10.3

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

2

PGIM Target Date Income Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Affiliated investments (cost $17,385,230)	$17,602,975
Receivable for investments sold	110,516
Due from Manager	20,524
Receivable for Fund shares sold	2,669
Prepaid expenses and other assets	164

Total Assets	17,736,848

Liabilities

Payable for investments purchased	135,405
Audit fee payable	18,549
Custodian and accounting fees payable	13,955
Accrued expenses and other liabilities	7,753
Professional fees payable	5,560
Trustees’ fees payable	820
Affiliated transfer agent fee payable	215
Payable for Fund shares purchased	54
Distribution fee payable	31

Total Liabilities	182,342

Net Assets	$17,554,506

Net assets were comprised of:
Shares of beneficial interest, at par	$1,700
Paid-in capital in excess of par	18,459,070
Total distributable earnings (loss)	(906,264)

Net assets, July 31, 2024	$17,554,506

See Notes to Financial Statements.

PGIM Target Date Income Fund 3

PGIM Target Date Income Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1
Net asset value, offering price and redemption price per share, ($28,183 ÷ 2,734 shares of beneficial interest issued and outstanding)	$10.31

Class R2
Net asset value, offering price and redemption price per share, ($31,337 ÷ 3,041 shares of beneficial interest issued and outstanding)	$10.31

Class R3
Net asset value, offering price and redemption price per share, ($188,595 ÷ 18,288 shares of beneficial interest issued and outstanding)	$10.31

Class R4
Net asset value, offering price and redemption price per share, ($28,264 ÷ 2,740 shares of beneficial interest issued and outstanding)	$10.31

Class R5
Net asset value, offering price and redemption price per share, ($972,155 ÷ 94,278 shares of beneficial interest issued and outstanding)	$10.31

Class R6
Net asset value, offering price and redemption price per share, ($16,305,972 ÷ 1,578,663 shares of beneficial interest issued and outstanding)	$10.33

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

4

PGIM Target Date Income Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$ 740,597

Expenses
Management fee	1,581
Distribution fee(a)	386
Shareholder servicing fees(a)	188
Custodian and accounting fees	58,838
Professional fees	46,232
Audit fee	18,550
Registration fees(a)	17,745
Shareholders’ reports	13,989
Trustees’ fees	9,962
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $1,680)(a)	4,572
Miscellaneous	5,964

Total expenses	187,509
Less: Fee waiver and/or expense reimbursement(a)	(181,841)

Net expenses	5,668

Net investment income (loss)	734,929

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	260,584
Net capital gain distributions received	117,010
Payment from Manager	14,166

391,760

Net change in unrealized appreciation (depreciation) on investments	388,231

Net gain (loss) on investment transactions	779,991

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,514,920

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	133	77	176	—	—	—
Shareholder servicing fees	—	—	188	—	—	—
Registration fees	2,924	2,924	2,924	2,924	2,924	3,125
Transfer agent’s fees and expenses	112	307	329	46	1,985	1,793
Fee waiver and/or expense reimbursement	(3,210)	(3,430)	(4,600)	(3,144)	(11,932)	(155,525)

See Notes to Financial Statements.

PGIM Target Date Income Fund 5

PGIM Target Date Income Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$734,929	$1,047,058
Net realized gain (loss) on investment transactions	274,750	(442,843)
Net capital gain distributions received	117,010	169,897
Net change in unrealized appreciation (depreciation) on investments	388,231	(777,325)

Net increase (decrease) in net assets resulting from operations	1,514,920	(3,213)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(889)	(1,612)
Class R2	(1,082)	(2,260)
Class R3	(6,586)	(10,642)
Class R4	(1,021)	(1,752)
Class R5	(36,426)	(63,374)
Class R6	(780,728)	(1,548,705)

	(826,732)	(1,628,345)

Fund share transactions
Net proceeds from shares sold	1,027,077	1,458,642
Net asset value of shares issued in reinvestment of dividends and distributions	826,732	1,628,345
Cost of shares purchased	(7,480,462)	(3,389,880)

Net increase (decrease) in net assets from Fund share transactions	(5,626,653)	(302,893)

Total increase (decrease)	(4,938,465)	(1,934,451)

Net Assets:
Beginning of year	22,492,971	24,427,422

End of year	$17,554,506	$22,492,971

See Notes to Financial Statements.

6

PGIM Target Date Income Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.92		$10.64	$12.13	$10.94	$10.73
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.38	0.47	0.15	0.09
Net realized and unrealized gain (loss) on investment transactions	0.42		(0.45)	(1.08)	1.23	0.50
Total from investment operations	0.72		(0.07)	(0.61)	1.38	0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.40)	(0.68)	(0.13)	(0.21)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.33)		(0.65)	(0.88)	(0.19)	(0.38)
Net asset value, end of year	$10.31		$9.92	$10.64	$12.13	$10.94
Total Return(b):	7.45%		(0.34)%	(5.43)%	12.70%	5.57%

Ratios/Supplemental Data:
Net assets, end of year (000)	$28		$26	$26	$27	$24
Average net assets (000)	$26		$25	$27	$25	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.76%	0.76%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	12.81%		12.92%	15.10%	28.84%	77.98%
Net investment income (loss)	3.01%		3.88%	4.09%	1.33%	0.89%
Portfolio turnover rate(e)	38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 7

PGIM Target Date Income Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.92		$10.64	$12.13	$10.94	$10.73
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.40	0.58	0.18	0.20
Net realized and unrealized gain (loss) on investment transactions	0.43		(0.44)	(1.16)	1.23	0.42
Total from investment operations	0.75		(0.04)	(0.58)	1.41	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.43)	(0.71)	(0.16)	(0.24)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.36)		(0.68)	(0.91)	(0.22)	(0.41)
Net asset value, end of year	$10.31		$9.92	$10.64	$12.13	$10.94
Total Return(b):	7.71%		(0.08)%	(5.20)%	12.98%	5.88%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31		$33	$48	$2,123	$1,846
Average net assets (000)	$31		$37	$1,373	$2,453	$1,435
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44	%(d)	0.51%	0.51%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	11.50%		10.74%	1.28%	1.37%	3.26%
Net investment income (loss)	3.29%		4.07%	4.96%	1.58%	1.90%
Portfolio turnover rate(e)	38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

PGIM Target Date Income Fund

Financial Highlights  (continued)

Class R3 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.92		$10.65	$12.14	$10.94	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.42	0.47	0.19	0.22
Net realized and unrealized gain (loss) on investment transactions	0.42		(0.46)	(1.03)	1.24	0.40
Total from investment operations	0.76		(0.04)	(0.56)	1.43	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.44)	(0.73)	(0.17)	(0.25)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.37)		(0.69)	(0.93)	(0.23)	(0.42)
Net asset value, end of year	$10.31		$9.92	$10.65	$12.14	$10.94
Total Return(b):	7.87%		(0.03)%	(5.03)%	13.24%	5.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$189		$169	$160	$1,623	$1,645
Average net assets (000)	$176		$157	$196	$1,634	$1,557
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.36%	0.36%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	2.91%		2.62%	2.49%	1.36%	3.02%
Net investment income (loss)	3.41%		4.26%	4.19%	1.70%	2.09%
Portfolio turnover rate(e)	38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 9

PGIM Target Date Income Fund

Financial Highlights  (continued)

Class R4 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.92		$10.65	$12.14	$10.94	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.43	0.52	0.21	0.15
Net realized and unrealized gain (loss) on investment transactions	0.42		(0.46)	(1.07)	1.23	0.49
Total from investment operations	0.77		(0.03)	(0.55)	1.44	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.45)	(0.74)	(0.18)	(0.27)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.38)		(0.70)	(0.94)	(0.24)	(0.44)
Net asset value, end of year	$10.31		$9.92	$10.65	$12.14	$10.94
Total Return(b):	7.97%		0.07%	(4.94)%	13.34%	5.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$28		$26	$26	$28	$24
Average net assets (000)	$27		$25	$27	$26	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.26%	0.26%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	12.00%		12.18%	14.28%	26.37%	76.14%
Net investment income (loss)	3.51%		4.38%	4.59%	1.83%	1.44%
Portfolio turnover rate(e)	38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Target Date Income Fund

Financial Highlights  (continued)

Class R5 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.92		$10.64	$12.14	$10.94	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.44	0.53	0.22	0.02
Net realized and unrealized gain (loss) on investment transactions	0.42		(0.45)	(1.08)	1.24	0.63
Total from investment operations	0.78		(0.01)	(0.55)	1.46	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.46)	(0.75)	(0.20)	(0.28)
Distributions from net realized gains	(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.39)		(0.71)	(0.95)	(0.26)	(0.45)
Net asset value, end of year	$10.31		$9.92	$10.64	$12.14	$10.94
Total Return(b):	8.08%		0.27%	(4.93)%	13.46%	6.18%

Ratios/Supplemental Data:
Net assets, end of year (000)	$972		$933	$931	$965	$914
Average net assets (000)	$930		$899	$944	$909	$534
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09	%(d)	0.16%	0.16%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	1.37%		1.18%	1.05%	1.47%	4.36%
Net investment income (loss)	3.61%		4.48%	4.67%	1.94%	0.15%
Portfolio turnover rate(e)	38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 11

PGIM Target Date Income Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended July 31,

	2024		2023		2022		2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.94		$10.66		$12.16		$10.96		$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.37		0.46	(b)	0.55		0.24		0.21
Net realized and unrealized gain (loss) on investment transactions	0.43		(0.45	)(c)	(1.08)		1.23		0.46
Total from investment operations	0.80		0.01		(0.53)		1.47		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.48)		(0.77)		(0.21)		(0.30)
Distributions from net realized gains	(0.03)		(0.25)		(0.20)		(0.06)		(0.17)
Total dividends and distributions	(0.41)		(0.73)		(0.97)		(0.27)		(0.47)
Net asset value, end of year	$10.33		$9.94		$10.66		$12.16		$10.96
Total Return(d):	8.22%		0.43%		(4.78)%		13.59%		6.36%

Ratios/Supplemental Data:
Net assets, end of year (000)	$16,306		$21,305		$23,236		$24,185		$16,871
Average net assets (000)	$18,746		$21,430		$25,990		$22,559		$9,392
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.02	%(f)	0.01	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.02	%(f)(h)	0.01%		0.01%		(0.00	)%(i)	(0.00	)%(i)
Expenses before waivers and/or expense reimbursement	0.85%		0.71%		0.52%		0.61%		1.92%
Net investment income (loss)	3.69%		4.65%		4.82%		2.10%		1.95%
Portfolio turnover rate(j)	38%		25%		62%		45%		65%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.

See Notes to Financial Statements.

12

PGIM Target Date Income Fund

Financial Highlights  (continued)

(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)	Amount rounds to zero.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund 13

PGIM Target Date 2015 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 90.2%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 19.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,248	$122,737
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	38,666	1,660,337
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	10,991	122,770

		1,905,844

Fixed Income — 60.1%
PGIM Core Conservative Bond Fund (Class R6)	175,805	1,522,470
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	89,825	596,436
PGIM TIPS Fund (Class R6)	268,049	2,256,975
PGIM Total Return Bond Fund (Class R6)	131,204	1,581,009

		5,956,890

International Equity — 10.9%
PGIM Global Real Estate Fund (Class R6)	29,905	590,332
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	33,706	489,413

		1,079,745

TOTAL LONG-TERM INVESTMENTS (cost $8,828,456)		8,942,479

SHORT-TERM INVESTMENT 10.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,009,067)	1,009,067	1,009,067

TOTAL INVESTMENTS 100.4% (cost $9,837,523)(wa)		9,951,546
Liabilities in excess of other assets (0.4)%		(36,344)

NET ASSETS 100.0%		$9,915,202

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

14

PGIM Target Date 2015 Fund

Schedule of Investments (continued)

as of July 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$1,905,844	$—	$—
Fixed Income	5,956,890	—	—
International Equity	1,079,745	—	—
Short-Term Investment
Affiliated Mutual Fund	1,009,067	—	—

Total	$9,951,546	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Fixed Income	60.1%
Domestic Equity	19.2

International Equity	10.9%
Short-Term	10.2

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2015 Fund 15

PGIM Target Date 2015 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $9,837,523)	$9,951,546
Receivable for investments sold	64,622
Due from Manager	20,275
Receivable for Fund shares sold	2,024
Prepaid expenses and other assets	122

Total Assets	10,038,589

Liabilities

Payable for investments purchased	77,753
Audit fee payable	18,550
Custodian and accounting fees payable	13,989
Professional fees payable	5,537
Accrued expenses and other liabilities	3,713
Shareholders’ reports fee payable	2,898
Trustees’ fees payable	801
Affiliated transfer agent fee payable	121
Distribution fee payable	25

Total Liabilities	123,387

Net Assets	$9,915,202

Net assets were comprised of:
Shares of beneficial interest, at par	$936
Paid-in capital in excess of par	9,988,924
Total distributable earnings (loss)	(74,658)

Net assets, July 31, 2024	$9,915,202

See Notes to Financial Statements.

16

PGIM Target Date 2015 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($13,995 ÷ 1,328 shares of beneficial interest issued and outstanding)	$10.54

Class R2

Net asset value, offering price and redemption price per share, ($76,632 ÷ 7,257 shares of beneficial interest issued and outstanding)	$10.56

Class R3

Net asset value, offering price and redemption price per share, ($14,427 ÷ 1,365 shares of beneficial interest issued and outstanding)	$10.57

Class R4

Net asset value, offering price and redemption price per share, ($14,526 ÷ 1,375 shares of beneficial interest issued and outstanding)	$10.56

Class R5

Net asset value, offering price and redemption price per share, ($263,056 ÷ 24,851 shares of beneficial interest issued and outstanding)	$10.59

Class R6

Net asset value, offering price and redemption price per share, ($9,532,566 ÷ 900,298 shares of beneficial interest issued and outstanding)	$10.59

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund 17

PGIM Target Date 2015 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$353,068

Expenses
Management fee	683
Distribution fee(a)	223
Custodian and accounting fees	58,858
Professional fees	46,057
Audit fee	18,550
Registration fees(a)	17,548
Shareholders’ reports	14,023
Trustees’ fees	9,680
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $1,126)(a)	2,071
Miscellaneous	6,056

Total expenses	183,251
Less: Fee waiver and/or expense reimbursement(a)	(178,472)

Net expenses	4,779

Net investment income (loss)	348,289

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	481,186
Net capital gain distributions received	54,434
Payment from Manager	6,024

541,644

Net change in unrealized appreciation (depreciation) on investments	(114,052)

Net gain (loss) on investment transactions	427,592

Net Increase (Decrease) In Net Assets Resulting From Operations	$775,881

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	66	143	14	—	—	—
Registration fees	2,925	2,925	2,925	2,925	2,925	2,923
Transfer agent’s fees and expenses	71	228	54	46	501	1,171
Fee waiver and/or expense reimbursement	(3,190)	(4,002)	(3,179)	(3,171)	(6,878)	(158,052)

See Notes to Financial Statements.

18

PGIM Target Date 2015 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$348,289	$495,930
Net realized gain (loss) on investment transactions	487,210	(94,632)
Net capital gain distributions received	54,434	94,747
Net change in unrealized appreciation (depreciation) on investments	(114,052)	(482,812)

Net increase (decrease) in net assets resulting from operations	775,881	13,233

Dividends and Distributions
Distributions from distributable earnings
Class R1	(322)	(856)
Class R2	(1,479)	(3,495)
Class R3	(382)	(926)
Class R4	(397)	(944)
Class R5	(6,178)	(12,979)
Class R6	(296,655)	(815,992)

	(305,413)	(835,192)

Fund share transactions
Net proceeds from shares sold	417,369	99,864
Net asset value of shares issued in reinvestment of dividends and distributions	305,413	835,192
Cost of shares purchased	(1,083,035)	(2,150,538)

Net increase (decrease) in net assets from Fund share transactions	(360,253)	(1,215,482)

Total increase (decrease)	110,215	(2,037,441)

Net Assets:

Beginning of year	9,804,987	11,842,428

End of year	$9,915,202	$9,804,987

See Notes to Financial Statements.

PGIM Target Date 2015 Fund 19

PGIM Target Date 2015 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.04		$10.80		$12.43	$11.08	$10.91
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.38	(b)	0.47	0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	0.46		(0.43	)(c)	(1.05)	1.41	0.42
Total from investment operations	0.75		(0.05)		(0.58)	1.56	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.46)		(0.67)	(0.11)	(0.22)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)
Total dividends and distributions	(0.25)		(0.71)		(1.05)	(0.21)	(0.41)
Net asset value, end of year	$10.54		$10.04		$10.80	$12.43	$11.08
Total Return(d):	7.58%		(0.06)%		(5.31)%	14.32%	5.35%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14		$13		$13	$14	$12
Average net assets (000)	$13		$13		$13	$13	$12
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.72	%(f)	0.77	%(f)	0.76%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	24.87%		25.08%		28.64%	52.16%	114.82%
Net investment income (loss)	2.94%		3.83%		4.05%	1.29%	1.53%
Portfolio turnover rate(g)	38%		23%		43%	58%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

PGIM Target Date 2015 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.06		$10.82		$12.46	$11.10	$10.92
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.40	(b)	0.50	0.18	0.20
Net realized and unrealized gain (loss) on investment transactions	0.45		(0.42	)(c)	(1.05)	1.42	0.41
Total from investment operations	0.77		(0.02)		(0.55)	1.60	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.49)		(0.71)	(0.14)	(0.24)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)
Total dividends and distributions	(0.27)		(0.74)		(1.09)	(0.24)	(0.43)
Net asset value, end of year	$10.56		$10.06		$10.82	$12.46	$11.10
Total Return(d):	7.83%		0.21%		(5.05)%	14.57%	5.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$77		$54		$51	$50	$42
Average net assets (000)	$57		$50		$51	$46	$37
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.47	%(f)	0.52	%(f)	0.51%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	7.47%		7.86%		8.87%	15.87%	37.60%
Net investment income (loss)	3.17%		4.05%		4.28%	1.54%	1.85%
Portfolio turnover rate(g)	38%		23%		43%	58%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund 21

PGIM Target Date 2015 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.07		$10.83		$12.47	$11.11	$10.93
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.42	(b)	0.52	0.20	0.21
Net realized and unrealized gain (loss) on investment transactions	0.45		(0.43	)(c)	(1.06)	1.41	0.42
Total from investment operations	0.79		(0.01)		(0.54)	1.61	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.50)		(0.72)	(0.15)	(0.26)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)
Total dividends and distributions	(0.29)		(0.75)		(1.10)	(0.25)	(0.45)
Net asset value, end of year	$10.57		$10.07		$10.83	$12.47	$11.11
Total Return(d):	7.97%		0.38%		(4.91)%	14.71%	5.84%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14		$13		$13	$14	$12
Average net assets (000)	$14		$13		$14	$13	$12
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.33	%(f)	0.37	%(f)	0.36%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	23.72%		24.13%		27.69%	50.95%	113.01%
Net investment income (loss)	3.33%		4.22%		4.45%	1.69%	1.93%
Portfolio turnover rate(g)	38%		23%		43%	58%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.05% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

PGIM Target Date 2015 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.06		$10.82		$12.46	$11.11	$10.93
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.43		0.53	0.21	0.22
Net realized and unrealized gain (loss) on investment transactions	0.45		(0.43)		(1.05)	1.41	0.42
Total from investment operations	0.80		-(b	)	(0.52)	1.62	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.51)		(0.74)	(0.17)	(0.27)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)
Total dividends and distributions	(0.30)		(0.76)		(1.12)	(0.27)	(0.46)
Net asset value, end of year	$10.56		$10.06		$10.82	$12.46	$11.11
Total Return(c):	8.08%		0.48%		(4.90)%	14.82%	5.97%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15		$13		$13	$14	$12
Average net assets (000)	$14		$13		$14	$13	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.23	%(e)	0.27	%(e)	0.26%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	23.42%		23.90%		27.47%	50.67%	112.64%
Net investment income (loss)	3.43%		4.32%		4.55%	1.79%	2.03%
Portfolio turnover rate(f)	38%		23%		43%	58%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.05% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund 23

PGIM Target Date 2015 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.08		$10.85		$12.49	$11.13	$10.95
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.44		0.51	0.22	0.01
Net realized and unrealized gain (loss) on investment transactions	0.46		(0.44)		(1.02)	1.42	0.64
Total from investment operations	0.82		-(b	)	(0.51)	1.64	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.52)		(0.75)	(0.18)	(0.28)
Distributions from net realized gains	-		(0.25)		(0.38)	(0.10)	(0.19)
Total dividends and distributions	(0.31)		(0.77)		(1.13)	(0.28)	(0.47)
Net asset value, end of year	$10.59		$10.08		$10.85	$12.49	$11.13
Total Return(c):	8.28%		0.50%		(4.70)%	14.91%	6.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$263		$180		$175	$133	$256
Average net assets (000)	$217		$179		$166	$199	$142
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.12	%(e)	0.17	%(e)	0.16%	0.15%	0.14%
Expenses before waivers and/or expense reimbursement	3.29%		3.28%		3.36%	4.45%	10.96%
Net investment income (loss)	3.54%		4.39%		4.45%	1.90%	0.11%
Portfolio turnover rate(f)	38%		23%		43%	58%	75%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Includes certain non-recurring expenses of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Target Date 2015 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.08		$10.85		$12.49		$11.13		$10.95
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.46		0.56		0.24		0.24
Net realized and unrealized gain (loss) on investment transactions	0.47		(0.44)		(1.05)		1.41		0.43
Total from investment operations	0.83		0.02		(0.49)		1.65		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.54)		(0.77)		(0.19)		(0.30)
Distributions from net realized gains	-		(0.25)		(0.38)		(0.10)		(0.19)
Total dividends and distributions	(0.32)		(0.79)		(1.15)		(0.29)		(0.49)
Net asset value, end of year	$10.59		$10.08		$10.85		$12.49		$11.13
Total Return(b):	8.42%		0.66%		(4.57)%		15.07%		6.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,533		$9,531		$11,577		$14,970		$12,049
Average net assets (000)	$9,324		$10,443		$13,808		$15,418		$12,078
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.02	%(d)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.04	%(d)(f)	0.02	%(d)	0.01%		(0.00	)%(g)	(0.01)%
Expenses before waivers and/or expense reimbursement	1.74%		1.47%		1.02%		1.00%		1.72%
Net investment income (loss)	3.62%		4.64%		4.80%		2.05%		2.23%
Portfolio turnover rate(h)	38%		23%		43%		58%		75%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.

See Notes to Financial Statements.

PGIM Target Date 2015 Fund 25

PGIM Target Date 2015 Fund

Financial Highlights  (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

PGIM Target Date 2020 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 91.2%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 22.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	34,741	$516,940
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	163,783	7,032,839
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	46,292	517,078

		8,066,857

Fixed Income — 56.1%
PGIM Core Conservative Bond Fund (Class R6)	522,699	4,526,578
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	321,316	2,133,538
PGIM TIPS Fund (Class R6)	908,378	7,648,539
PGIM Total Return Bond Fund (Class R6)	463,464	5,584,741

		19,893,396

International Equity — 12.4%
PGIM Global Real Estate Fund (Class R6)	106,974	2,111,664
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	157,483	2,286,649

		4,398,313

TOTAL LONG-TERM INVESTMENTS (cost $31,198,978)		32,358,566

SHORT-TERM INVESTMENT 9.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,197,241)	3,197,241	3,197,241

TOTAL INVESTMENTS 100.2% (cost $34,396,219)(wa)		35,555,807
Liabilities in excess of other assets (0.2)%		(70,390)

NET ASSETS 100.0%		$35,485,417

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 27

PGIM Target Date 2020 Fund

Schedule of Investments (continued)

as of July 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$8,066,857	$—	$—
Fixed Income	19,893,396	—	—
International Equity	4,398,313	—	—
Short-Term Investment
Affiliated Mutual Fund	3,197,241	—	—

Total	$35,555,807	$ —	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Fixed Income	56.1%
Domestic Equity	22.7

International Equity	12.4%
Short-Term	9.0

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

28

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Affiliated investments (cost $34,396,219)	$35,555,807
Receivable for investments sold	246,954
Due from Manager	22,204
Receivable for Fund shares sold	4,192
Prepaid expenses and other assets	244

Total Assets	35,829,401

Liabilities

Payable for investments purchased	296,342
Audit fee payable	18,552
Custodian and accounting fee payable	13,960
Accrued expenses and other liabilities	13,913
Trustees’ fees payable	828
Affiliated transfer agent fee payable	174
Payable for Fund shares purchased	125
Distribution fee payable	90

Total Liabilities	343,984

Net Assets	$35,485,417

Net assets were comprised of:
Shares of beneficial interest, at par	$3,269
Paid-in capital in excess of par	34,818,140
Total distributable earnings (loss)	664,008

Net assets, July 31, 2024	$35,485,417

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 29

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1
Net asset value, offering price and redemption price per share, ($14,539 ÷ 1,342 shares of beneficial interest issued and outstanding)	$10.83

Class R2
Net asset value, offering price and redemption price per share, ($74,503 ÷ 6,865 shares of beneficial interest issued and outstanding)	$10.85

Class R3
Net asset value, offering price and redemption price per share, ($807,913 ÷ 74,292 shares of beneficial interest issued and outstanding)	$10.87

Class R4
Net asset value, offering price and redemption price per share, ($28,679 ÷ 2,634 shares of beneficial interest issued and outstanding)	$10.89

Class R5
Net asset value, offering price and redemption price per share, ($2,933,268 ÷ 269,339 shares of beneficial interest issued and outstanding)	$10.89

Class R6
Net asset value, offering price and redemption price per share, ($31,626,515 ÷ 2,914,805 shares of beneficial interest issued and outstanding)	$10.85

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

30

PGIM Target Date 2020 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,307,704

Expenses
Management fee	2,865
Distribution fee(a)	1,128
Shareholder servicing fees(a)	999
Custodian and accounting fees	58,947
Professional fees	46,275
Audit fee	18,550
Registration fees(a)	18,394
Shareholders’ reports	14,639
Trustees’ fees	10,088
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $ 1,396)(a)	7,072
Miscellaneous	6,018

Total expenses	194,477
Less: Fee waiver and/or expense reimbursement(a)	(185,250)

Net expenses	9,227

Net investment income (loss)	1,298,477

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	2,170,917
Net capital gain distributions received	260,466
Payment from Manager	23,938

2,455,321

Net change in unrealized appreciation (depreciation) on investments	(578,447)

Net gain (loss) on investment transactions	1,876,874

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,175,351

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	68	169	891	—	—	—
Shareholder servicing fees	—	—	999	—	—	—
Registration fees	2,982	3,283	2,982	2,982	2,982	3,183
Transfer agent’s fees and expenses	77	192	1,544	71	3,615	1,573
Fee waiver and/or expense reimbursement	(3,095)	(3,661)	(7,815)	(3,105)	(17,152)	(150,422)

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 31

PGIM Target Date 2020 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,298,477	$1,971,451
Net realized gain (loss) on investment transactions	2,194,855	(435,601)
Net capital gain distributions received	260,466	452,708
Net change in unrealized appreciation (depreciation) on investments	(578,447)	(1,722,015)

Net increase (decrease) in net assets resulting from operations	3,175,351	266,543

Dividends and Distributions
Distributions from distributable earnings
Class R1	(430)	(976)
Class R2	(2,324)	(6,256)
Class R3	(35,797)	(84,476)
Class R4	(510)	(1,068)
Class R5	(104,387)	(235,551)
Class R6	(1,427,182)	(3,469,557)

	(1,570,630)	(3,797,884)

Fund share transactions
Net proceeds from shares sold	1,324,267	1,394,979
Net asset value of shares issued in reinvestment of dividends and distributions	1,570,630	3,797,884
Cost of shares purchased	(10,335,663)	(11,215,446)

Net increase (decrease) in net assets from Fund share transactions	(7,440,766)	(6,022,583)

Total increase (decrease)	(5,836,045)	(9,553,924)

Net Assets:
Beginning of year	41,321,462	50,875,386

End of year	$35,485,417	$41,321,462

See Notes to Financial Statements.

32

PGIM Target Date 2020 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.33		$11.12	$12.82	$11.27	$11.09
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.37	0.47	0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	0.54		(0.35)	(1.08)	1.63	0.44
Total from investment operations	0.83		0.02	(0.61)	1.78	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.41)	(0.72)	(0.12)	(0.21)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(0.33)		(0.81)	(1.09)	(0.23)	(0.42)
Net asset value, end of year	$10.83		$10.33	$11.12	$12.82	$11.27
Total Return(b):	8.22%		0.72%	(5.37)%	15.93%	5.35%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15		$13	$13	$14	$12
Average net assets (000)	$14		$13	$14	$13	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.69	%(d)	0.76%	0.76%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	23.34%		23.81%	27.64%	51.00%	113.14%
Net investment income (loss)	2.80%		3.64%	3.94%	1.23%	1.46%
Portfolio turnover rate(e)	43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 33

PGIM Target Date 2020 Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.35		$11.14	$12.83	$11.28	$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.42	0.57	0.18	0.18
Net realized and unrealized gain (loss) on investment transactions	0.54		(0.37)	(1.14)	1.62	0.44
Total from investment operations	0.86		0.05	(0.57)	1.80	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.44)	(0.75)	(0.14)	(0.24)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(0.36)		(0.84)	(1.12)	(0.25)	(0.45)
Net asset value, end of year	$10.85		$10.35	$11.14	$12.83	$11.28
Total Return(b):	8.47%		0.94%	(5.05)%	16.19%	5.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$75		$58	$55	$5,742	$4,355
Average net assets (000)	$68		$70	$3,140	$4,596	$3,904
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.43	%(d)	0.51%	0.51%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	5.85%		6.89%	0.83%	0.88%	1.27%
Net investment income (loss)	3.05%		4.07%	4.69%	1.49%	1.61%
Portfolio turnover rate(e)	43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

PGIM Target Date 2020 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.37		$11.17	$12.86	$11.30	$11.13
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.43	0.52	0.20	0.21
Net realized and unrealized gain (loss) on investment transactions	0.54		(0.37)	(1.07)	1.63	0.42
Total from investment operations	0.87		0.06	(0.55)	1.83	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.46)	(0.77)	(0.16)	(0.25)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(0.37)		(0.86)	(1.14)	(0.27)	(0.46)
Net asset value, end of year	$10.87		$10.37	$11.17	$12.86	$11.30
Total Return(b):	8.61%		1.07%	(4.89)%	16.41%	5.73%

Ratios/Supplemental Data:
Net assets, end of year (000)	$808		$999	$1,099	$1,844	$1,541
Average net assets (000)	$891		$1,002	$1,228	$1,655	$1,294
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.36%	0.36%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	1.17%		0.75%	0.65%	0.97%	1.80%
Net investment income (loss)	3.22%		4.15%	4.37%	1.63%	1.87%
Portfolio turnover rate(e)	43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 35

PGIM Target Date 2020 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.38		$11.18	$12.87	$11.31	$11.13
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.42	0.53	0.21	0.21
Net realized and unrealized gain (loss) on investment transactions	0.55		(0.35)	(1.06)	1.63	0.44
Total from investment operations	0.89		0.07	(0.53)	1.84	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.47)	(0.79)	(0.17)	(0.26)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(0.38)		(0.87)	(1.16)	(0.28)	(0.47)
Net asset value, end of year	$10.89		$10.38	$11.18	$12.87	$11.31
Total Return(b):	8.80%		1.17%	(4.79)%	16.50%	5.82%

Ratios/Supplemental Data:
Net assets, end of year (000)	$29		$14	$14	$14	$12
Average net assets (000)	$18		$13	$14	$13	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.17	%(d)	0.26%	0.26%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	17.47%		22.64%	26.44%	49.43%	110.87%
Net investment income (loss)	3.30%		4.13%	4.44%	1.73%	1.95%
Portfolio turnover rate(e)	43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

PGIM Target Date 2020 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.38		$11.18	$12.88	$11.32	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.44	0.55	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.55		(0.36)	(1.08)	1.63	0.42
Total from investment operations	0.90		0.08	(0.53)	1.85	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.48)	(0.80)	(0.18)	(0.27)
Distributions from net realized gains	(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(0.39)		(0.88)	(1.17)	(0.29)	(0.48)
Net asset value, end of year	$10.89		$10.38	$11.18	$12.88	$11.32
Total Return(b):	8.91%		1.28%	(4.77)%	16.60%	6.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,933		$2,923	$2,967	$3,585	$3,624
Average net assets (000)	$2,866		$2,874	$3,448	$3,427	$3,783
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09	%(d)	0.16%	0.16%	0.15%	0.14%
Expenses before waivers and/or expense reimbursement	0.69%		0.62%	0.50%	0.58%	0.92%
Net investment income (loss)	3.42%		4.24%	4.58%	1.81%	2.22%
Portfolio turnover rate(e)	43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 37

PGIM Target Date 2020 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.35		$11.15		$12.84		$11.28		$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.45		0.56		0.24		0.23
Net realized and unrealized gain (loss) on investment transactions	0.55		(0.35)		(1.06)		1.63		0.44
Total from investment operations	0.91		0.10		(0.50)		1.87		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.50)		(0.82)		(0.20)		(0.29)
Distributions from net realized gains	(0.04)		(0.40)		(0.37)		(0.11)		(0.21)
Total dividends and distributions	(0.41)		(0.90)		(1.19)		(0.31)		(0.50)
Net asset value, end of year	$10.85		$10.35		$11.15		$12.84		$11.28
Total Return(b):	8.99%		1.46%		(4.56)%		16.82%		6.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31,627		$37,314		$46,728		$58,602		$49,000
Average net assets (000)	$33,316		$40,751		$54,565		$59,237		$39,274
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(d)(f)	0.01%		0.01%		(0.00	)%(g)	(0.01)%
Expenses before waivers and/or expense reimbursement	0.46%		0.37%		0.25%		0.25%		0.46%
Net investment income (loss)	3.51%		4.43%		4.71%		1.98%		2.11%
Portfolio turnover rate(h)	43%		24%		45%		49%		61%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.

See Notes to Financial Statements.

38

PGIM Target Date 2020 Fund

Financial Highlights  (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 39

PGIM Target Date 2025 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 92.2%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 26.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	57,443	$854,753
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	255,315	10,963,247
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	76,543	854,983

		12,672,983

Fixed Income — 51.9%
PGIM Core Conservative Bond Fund (Class R6)	620,286	5,371,679
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	435,781	2,893,588
PGIM TIPS Fund (Class R6)	1,129,304	9,508,738
PGIM Total Return Bond Fund (Class R6)	596,736	7,190,663

		24,964,668

International Equity — 14.0%
PGIM Global Real Estate Fund (Class R6)	145,080	2,863,872
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	267,650	3,886,277

		6,750,149

TOTAL LONG-TERM INVESTMENTS (cost $41,802,345)		44,387,800

SHORT-TERM INVESTMENT 8.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,844,643)	3,844,643	3,844,643

TOTAL INVESTMENTS 100.2% (cost $45,646,988)(wa)		48,232,443
Liabilities in excess of other assets (0.2)%		(81,406)

NET ASSETS 100.0%		$48,151,037

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

40

PGIM Target Date 2025 Fund

Schedule of Investments (continued)

as of July 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$12,672,983	$—	$—
Fixed Income	24,964,668	—	—
International Equity	6,750,149	—	—
Short-Term Investment
Affiliated Mutual Fund	3,844,643	—	—

Total	$48,232,443	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Fixed Income	51.9%	International Equity	14.0%
Domestic Equity	26.3	Short-Term	8.0

			100.2
		Liabilities in excess of other assets	(0.2)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 41

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $45,646,988)	$48,232,443
Receivable for investments sold	353,409
Due from Manager	25,237
Receivable for Fund shares sold	13,521
Prepaid expenses and other assets	286

Total Assets	48,624,896

Liabilities
Payable for investments purchased	424,685
Audit fees payable	18,550
Custodian and accounting fee payable	13,948
Accrued expenses and other liabilities	13,320
Payable for Fund shares purchased	2,074
Trustees’ fees payable	840
Affiliated transfer agent fee payable	263
Distribution fee payable	179

Total Liabilities	473,859

Net Assets	$48,151,037

Net assets were comprised of:
Shares of beneficial interest, at par	$4,257
Paid-in capital in excess of par	46,492,374
Total distributable earnings (loss)	1,654,406

Net assets, July 31, 2024	$48,151,037

See Notes to Financial Statements.

42

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($17,318 ÷ 1,542 shares of beneficial interest issued and outstanding)	$11.23

Class R2

Net asset value, offering price and redemption price per share, ($617,400 ÷ 54,853 shares of beneficial interest issued and outstanding)	$11.26

Class R3

Net asset value, offering price and redemption price per share, ($518,212 ÷ 45,976 shares of beneficial interest issued and outstanding)	$11.27

Class R4

Net asset value, offering price and redemption price per share, ($223,092 ÷ 19,786 shares of beneficial interest issued and outstanding)	$11.28

Class R5

Net asset value, offering price and redemption price per share, ($902,897 ÷ 80,011 shares of beneficial interest issued and outstanding)	$11.28

Class R6

Net asset value, offering price and redemption price per share, ($45,872,118 ÷ 4,054,818 shares of beneficial interest issued and outstanding)	$11.31

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 43

PGIM Target Date 2025 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,760,670

Expenses
Management fee	4,183
Distribution fee(a)	1,417
Shareholder servicing fees(a)	714
Custodian and accounting fees	58,847
Professional fees	46,336
Registration fees(a)	19,092
Audit fee	18,550
Shareholders’ reports	15,075
Trustees’ fees	10,363
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $ 2,061)(a)	5,405
Miscellaneous	6,133

Total expenses	195,617
Less: Fee waiver and/or expense reimbursement(a)	(187,673)

Net expenses	7,944

Net investment income (loss)	1,752,726

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	3,184,823
Net capital gain distributions received	430,850
Payment from Manager	34,412

3,650,085

Net change in unrealized appreciation (depreciation) on investments	(782,330)

Net gain (loss) on investment transactions	2,867,755

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,620,481

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	72	864	481	—	—	—
Shareholder servicing fees	—	40	512	162	—	—
Registration fees	2,982	3,981	2,982	2,982	2,982	3,183
Transfer agent’s fees and expenses	91	617	814	320	1,344	2,219
Fee waiver and/or expense reimbursement	(3,096)	(5,315)	(5,013)	(3,762)	(6,501)	(163,986)

See Notes to Financial Statements.

44

PGIM Target Date 2025 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,752,726	$2,846,683
Net realized gain (loss) on investment transactions	3,219,235	(811,497)
Net capital gain distributions received	430,850	768,841
Net change in unrealized appreciation (depreciation) on investments	(782,330)	(1,627,216)

Net increase (decrease) in net assets resulting from operations	4,620,481	1,176,811

Dividends and Distributions
Distributions from distributable earnings
Class R1	(409)	(846)
Class R2	(5,492)	(7,493)
Class R3	(15,551)	(29,707)
Class R4	(6,574)	(1,952)
Class R5	(29,051)	(46,333)
Class R6	(2,066,255)	(4,701,615)

	(2,123,332)	(4,787,946)

Fund share transactions
Net proceeds from shares sold	5,538,682	4,025,535
Net asset value of shares issued in reinvestment of dividends and distributions	2,123,332	4,787,946
Cost of shares purchased	(26,049,767)	(13,647,927)

Net increase (decrease) in net assets from Fund share transactions	(18,387,753)	(4,834,446)

Total increase (decrease)	(15,890,604)	(8,445,581)

Net Assets:

Beginning of year	64,041,641	72,487,222

End of year	$48,151,037	$64,041,641

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 45

PGIM Target Date 2025 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.62		$11.19	$13.01	$11.24	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.37	0.47	0.14	0.05
Net realized and unrealized gain (loss) on investment transactions	0.64		(0.25)	(1.07)	1.84	0.53
Total from investment operations	0.92		0.12	(0.60)	1.98	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.38)	(0.75)	(0.11)	(0.21)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(0.31)		(0.69)	(1.22)	(0.21)	(0.48)
Net asset value, end of year	$11.23		$10.62	$11.19	$13.01	$11.24
Total Return(b):	8.86%		1.56%	(5.37)%	17.76%	5.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$17		$14	$14	$14	$12
Average net assets (000)	$14		$13	$14	$13	$122
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.76%	0.76%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	22.27%		23.35%	27.65%	50.15%	11.62%
Net investment income (loss)	2.61%		3.51%	3.86%	1.18%	0.49%
Portfolio turnover rate(e)	53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.64		$11.22	$13.04	$11.26	$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.38	0.48	0.15	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.65		(0.24)	(1.05)	1.86	0.63
Total from investment operations	0.96		0.14	(0.57)	2.01	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.41)	(0.78)	(0.13)	(0.24)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(0.34)		(0.72)	(1.25)	(0.23)	(0.51)
Net asset value, end of year	$11.26		$10.64	$11.22	$13.04	$11.26
Total Return(b):	9.19%		1.74%	(5.12)%	18.09%	5.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$617		$148	$106	$82	$90
Average net assets (000)	$346		$120	$92	$71	$136
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41	%(d)	0.51%	0.51%	0.50%	0.50%
Expenses before waivers and/or expense reimbursement	1.95%		3.42%	6.27%	10.60%	10.64%
Net investment income (loss)	2.85%		3.65%	3.99%	1.29%	(0.13)%
Portfolio turnover rate(e)	53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 47

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.65		$11.23	$13.06	$11.27	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.41	0.43	0.19	0.21
Net realized and unrealized gain (loss) on investment transactions	0.65		(0.25)	(0.99)	1.85	0.41
Total from investment operations	0.97		0.16	(0.56)	2.04	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.43)	(0.80)	(0.15)	(0.25)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(0.35)		(0.74)	(1.27)	(0.25)	(0.52)
Net asset value, end of year	$11.27		$10.65	$11.23	$13.06	$11.27
Total Return(b):	9.34%		1.91%	(5.04)%	18.32%	5.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$518		$465	$449	$9,911	$8,064
Average net assets (000)	$481		$435	$663	$8,876	$7,803
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.28	%(d)	0.36%	0.36%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	1.32%		1.03%	1.02%	0.61%	0.90%
Net investment income (loss)	3.02%		3.93%	3.60%	1.59%	1.89%
Portfolio turnover rate(e)	53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.66		$11.24	$13.06	$11.28	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.47	0.51	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	0.64		(0.30)	(1.05)	1.84	0.43
Total from investment operations	0.98		0.17	(0.54)	2.04	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.44)	(0.81)	(0.16)	(0.27)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(0.36)		(0.75)	(1.28)	(0.26)	(0.54)
Net asset value, end of year	$11.28		$10.66	$11.24	$13.06	$11.28
Total Return(b):	9.44%		2.02%	(4.87)%	18.43%	5.73%

Ratios/Supplemental Data:
Net assets, end of year (000)	$223		$14	$22	$15	$13
Average net assets (000)	$183		$21	$18	$14	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.17	%(d)	0.26%	0.26%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	2.23%		14.42%	21.59%	48.41%	109.74%
Net investment income (loss)	3.20%		4.49%	4.24%	1.68%	1.99%
Portfolio turnover rate(e)	53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 49

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.66		$11.25	$13.07	$11.28	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.43	0.49	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.65		(0.26)	(1.02)	1.84	0.41
Total from investment operations	0.99		0.17	(0.53)	2.06	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.45)	(0.82)	(0.17)	(0.27)
Distributions from net realized gains	(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(0.37)		(0.76)	(1.29)	(0.27)	(0.54)
Net asset value, end of year	$11.28		$10.66	$11.25	$13.07	$11.28
Total Return(b):	9.54%		2.04%	(4.77)%	18.53%	5.90%

Ratios/Supplemental Data:
Net assets, end of year (000)	$903		$727	$606	$266	$160
Average net assets (000)	$867		$647	$425	$197	$238
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.08	%(d)	0.16%	0.16%	0.15%	0.16%
Expenses before waivers and/or expense reimbursement	0.83%		0.89%	1.24%	3.68%	6.04%
Net investment income (loss)	3.22%		4.15%	4.12%	1.85%	2.12%
Portfolio turnover rate(e)	53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.69		$11.27		$13.10		$11.30		$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.45		0.56		0.24		0.23
Net realized and unrealized gain (loss) on investment transactions	0.65		(0.26)		(1.08)		1.85		0.44
Total from investment operations	1.01		0.19		(0.52)		2.09		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.46)		(0.84)		(0.19)		(0.29)
Distributions from net realized gains	(0.04)		(0.31)		(0.47)		(0.10)		(0.27)
Total dividends and distributions	(0.39)		(0.77)		(1.31)		(0.29)		(0.56)
Net asset value, end of year	$11.31		$10.69		$11.27		$13.10		$11.30
Total Return(b):	9.67%		2.29%		(4.70)%		18.75%		5.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$45,872		$62,674		$71,290		$80,212		$62,135
Average net assets (000)	$50,631		$64,956		$82,904		$79,030		$47,867
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(d)(f)	0.01%		0.01%		0.00	%(g)	(0.00	)%(g)
Expenses before waivers and/or expense reimbursement	0.33%		0.26%		0.19%		0.20%		0.40%
Net investment income (loss)	3.35%		4.31%		4.62%		1.94%		2.09%
Portfolio turnover rate(h)	53%		26%		58%		44%		57%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 51

PGIM Target Date 2025 Fund

Financial Highlights  (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 93.4%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 31.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	84,428	$1,256,292
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	335,520	14,407,250
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	112,500	1,256,631

		16,920,173

Fixed Income — 45.6%
PGIM Core Conservative Bond Fund (Class R6)	474,646	4,110,431
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	475,041	3,154,269
PGIM TIPS Fund (Class R6)	1,144,850	9,639,638
PGIM Total Return Bond Fund (Class R6)	654,975	7,892,446

		24,796,784

International Equity — 16.6%
PGIM Global Real Estate Fund (Class R6)	163,600	3,229,459
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	45,197	549,597
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	361,289	5,245,913

		9,024,969

TOTAL LONG-TERM INVESTMENTS (cost $46,575,429)		50,741,926

SHORT-TERM INVESTMENT 6.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,687,336)	3,687,336	3,687,336

TOTAL INVESTMENTS 100.2% (cost $50,262,765)(wa)		54,429,262
Liabilities in excess of other assets (0.2)%		(90,100)

NET ASSETS 100.0%		$54,339,162

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund  53

PGIM Target Date 2030 Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity.	$16,920,173	$—	$—
Fixed Income.	24,796,784	—	—
International Equity	9,024,969	—	—
Short-Term Investment
Affiliated Mutual Fund	3,687,336	—	—

Total	$54,429,262	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Fixed Income	45.6%	International Equity	16.6%
Domestic Equity	31.2	Short-Term	6.8

			100.2
		Liabilities in excess of other assets	(0.2)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $50,262,765)	$54,429,262
Receivable for investments sold	426,584
Due from Manager	30,969
Receivable for Fund shares sold	27,272
Prepaid expenses and other assets	286

Total Assets	54,914,373

Liabilities
Payable for investments purchased	519,742
Accrued expenses and other liabilities	20,127
Audit fees payable	18,549
Custodian and accounting fee payable	13,958
Payable for Fund shares purchased	1,363
Trustees’ fees payable	862
Affiliated transfer agent fee payable	336
Distribution fee payable	274

Total Liabilities	575,211

Net Assets	$54,339,162

Net assets were comprised of:
Shares of beneficial interest, at par	$4,506
Paid-in capital in excess of par	50,117,568
Total distributable earnings (loss)	4,217,088

Net assets, July 31, 2024	$54,339,162

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 55

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($97,876 ÷ 8,169 shares of beneficial interest issued and outstanding)	$11.98

Class R2

Net asset value, offering price and redemption price per share, ($389,846 ÷ 32,437 shares of beneficial interest issued and outstanding)	$12.02

Class R3

Net asset value, offering price and redemption price per share, ($1,846,320 ÷ 153,667 shares of beneficial interest issued and outstanding)	$12.02

Class R4

Net asset value, offering price and redemption price per share, ($32,538 ÷ 2,711 shares of beneficial interest issued and outstanding)	$12.00

Class R5

Net asset value, offering price and redemption price per share, ($6,066,973 ÷ 504,089 shares of beneficial interest issued and outstanding)	$12.04

Class R6

Net asset value, offering price and redemption price per share, ($45,905,609 ÷ 3,805,241 shares of beneficial interest issued and outstanding)	$12.06

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,848,036

Expenses
Management fee	4,588
Distribution fee(a)	2,887
Shareholder servicing fees(a)	1,835
Custodian and accounting fees	58,946
Professional fees	46,369
Registration fees(a)	19,758
Audit fee	18,550
Transfer agent’s fees and expenses (including affiliated expense of $2,505)(a)	15,439
Shareholders’ reports	14,152
Trustees’ fees	10,455
Fund data services	9,502
Miscellaneous	5,601

Total expenses	208,082
Less: Fee waiver and/or expense reimbursement(a)	(194,119)

Net expenses	13,963

Net investment income (loss)	1,834,073

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	4,173,704
Net capital gain distributions received	628,267
Payment from Manager	37,531

4,839,502

Net change in unrealized appreciation (depreciation) on investments	(870,425)

Net gain (loss) on investment transactions	3,969,077

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,803,150

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	369	861	1,657	—	—	—
Shareholder servicing fees	65	—	1,752	18	—	—
Registration fees	3,177	3,676	3,176	3,176	3,176	3,377
Transfer agent’s fees and expenses	256	673	2,673	113	9,371	2,353
Fee waiver and/or expense reimbursement	(3,584)	(4,762)	(9,523)	(3,340)	(24,110)	(148,800)

See Notes to Financial Statements.

PGIM Target Date 2030 Fund  57

PGIM Target Date 2030 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,834,073	$2,600,777
Net realized gain (loss) on investment transactions	4,211,235	(844,878)
Net capital gain distributions received	628,267	992,911
Net change in unrealized appreciation (depreciation) on investments	(870,425)	(652,590)

Net increase (decrease) in net assets resulting from operations	5,803,150	2,096,220

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,473)	(4,803)
Class R2	(12,260)	(23,953)
Class R3	(61,623)	(109,021)
Class R4	(1,715)	(3,094)
Class R5	(215,009)	(321,515)
Class R6	(2,418,912)	(5,191,158)

	(2,711,992)	(5,653,544)

Fund share transactions
Net proceeds from shares sold	8,127,891	4,515,739
Net asset value of shares issued in reinvestment of dividends and distributions	2,711,982	5,653,544
Cost of shares purchased	(25,175,570)	(12,317,579)

Net increase (decrease) in net assets from Fund share transactions	(14,335,697)	(2,148,296)

Total increase (decrease)	(11,244,539)	(5,705,620)

Net Assets:

Beginning of year	65,583,701	71,289,321

End of year	$54,339,162	$65,583,701

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.29		$11.92	$13.72	$11.48	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.35	0.43	0.13	0.17
Net realized and unrealized gain (loss) on investment transactions	0.81		(0.09)	(1.15)	2.32	0.41
Total from investment operations	1.08		0.26	(0.72)	2.45	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.40)	(0.79)	(0.11)	(0.20)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(0.39)		(0.89)	(1.08)	(0.21)	(0.55)
Net asset value, end of year	$11.98		$11.29	$11.92	$13.72	$11.48
Total Return(b):	9.83%		2.88%	(5.94)%	21.50%	5.04%

Ratios/Supplemental Data:(c)
Net assets, end of year (000)	$98		$69	$59	$55	$38
Average net assets (000)	$74		$62	$58	$48	$36
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.75%	0.75%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	5.54%		5.88%	7.42%	14.75%	37.24%
Net investment income (loss)	2.39%		3.17%	3.37%	1.05%	1.54%
Portfolio turnover rate(e)	62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 59

PGIM Target Date 2030 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.32		$11.95	$13.74	$11.50	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.38	0.58	0.16	0.16
Net realized and unrealized gain (loss) on investment transactions	0.82		(0.09)	(1.26)	2.31	0.45
Total from investment operations	1.12		0.29	(0.68)	2.47	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.43)	(0.82)	(0.13)	(0.23)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(0.42)		(0.92)	(1.11)	(0.23)	(0.58)
Net asset value, end of year	$12.02		$11.32	$11.95	$13.74	$11.50
Total Return(b):	10.15%		3.11%	(5.69)%	21.83%	5.29%

Ratios/Supplemental Data:(c)
Net assets, end of year (000)	$390		$318	$299	$7,308	$4,896
Average net assets (000)	$344		$299	$5,088	$6,013	$4,148
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.42	%(d)	0.50%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	1.80%		1.89%	0.76%	0.84%	1.25%
Net investment income (loss)	2.64%		3.44%	4.39%	1.29%	1.42%
Portfolio turnover rate(e)	62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.32		$11.95	$13.75	$11.50	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.40	0.47	0.18	0.19
Net realized and unrealized gain (loss) on investment transactions	0.82		(0.09)	(1.13)	2.32	0.44
Total from investment operations	1.14		0.31	(0.66)	2.50	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.45)	(0.85)	(0.15)	(0.25)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(0.44)		(0.94)	(1.14)	(0.25)	(0.60)
Net asset value, end of year	$12.02		$11.32	$11.95	$13.75	$11.50
Total Return(b):	10.34%		3.32%	(5.55)%	22.00%	5.44%

Ratios/Supplemental Data:(c)
Net assets, end of year (000)	$1,846		$1,563	$1,341	$3,414	$2,416
Average net assets (000)	$1,657		$1,376	$1,397	$2,857	$1,832
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.28	%(d)	0.32%	0.35%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	0.85%		0.57%	0.57%	0.78%	1.50%
Net investment income (loss)	2.79%		3.58%	3.71%	1.45%	1.67%
Portfolio turnover rate(e)	62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 61

PGIM Target Date 2030 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.31		$11.94	$13.74	$11.49	$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.43	0.48	0.19	0.23
Net realized and unrealized gain (loss) on investment transactions	0.80		(0.11)	(1.13)	2.32	0.41
Total from investment operations	1.14		0.32	(0.65)	2.51	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.46)	(0.86)	(0.16)	(0.26)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(0.45)		(0.95)	(1.15)	(0.26)	(0.61)
Net asset value, end of year	$12.00		$11.31	$11.94	$13.74	$11.49
Total Return(b):	10.33%		3.44%	(5.47)%	22.12%	5.58%

Ratios/Supplemental Data:(c)
Net assets, end of year (000)	$33		$37	$31	$22	$14
Average net assets (000)	$35		$32	$26	$18	$12
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.19	%(d)	0.25%	0.25%	0.24%	0.24%
Expenses before waivers and/or expense reimbursement	9.79%		9.71%	14.46%	37.53%	106.51%
Net investment income (loss)	3.06%		3.92%	3.79%	1.54%	2.01%
Portfolio turnover rate(e)	62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.34		$11.97	$13.77	$11.52	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.42	0.51	0.21	0.25
Net realized and unrealized gain (loss) on investment transactions	0.82		(0.09)	(1.15)	2.31	0.41
Total from investment operations	1.16		0.33	(0.64)	2.52	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.47)	(0.87)	(0.17)	(0.27)
Distributions from net realized gains	(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(0.46)		(0.96)	(1.16)	(0.27)	(0.62)
Net asset value, end of year	$12.04		$11.34	$11.97	$13.77	$11.52
Total Return(b):	10.51%		3.55%	(5.36)%	22.18%	5.73%

Ratios/Supplemental Data:(c)
Net assets, end of year (000)	$6,067		$4,312	$3,921	$3,877	$3,222
Average net assets (000)	$5,171		$3,932	$3,888	$3,548	$3,087
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.15%	0.15%	0.14%	0.14%
Expenses before waivers and/or expense reimbursement	0.54%		0.50%	0.44%	0.55%	1.00%
Net investment income (loss)	3.00%		3.75%	3.94%	1.66%	2.19%
Portfolio turnover rate(e)	62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 63

PGIM Target Date 2030 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.36		$12.00		$13.80		$11.54		$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.36		0.44		0.53		0.23		0.24
Net realized and unrealized gain (loss) on investment transactions	0.81		(0.10)		(1.15)		2.32		0.44
Total from investment operations	1.17		0.34		(0.62)		2.55		0.68
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.49)		(0.89)		(0.19)		(0.29)
Distributions from net realized gains	(0.16)		(0.49)		(0.29)		(0.10)		(0.35)
Total dividends and distributions	(0.47)		(0.98)		(1.18)		(0.29)		(0.64)
Net asset value, end of year	$12.06		$11.36		$12.00		$13.80		$11.54
Total Return(b):	10.65%		3.63%		(5.20)%		22.40%		5.87%

Ratios/Supplemental Data:(c)
Net assets, end of year (000)	$45,906		$59,285		$65,639		$71,254		$51,305
Average net assets (000)	$51,567		$60,037		$73,198		$68,119		$40,094
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(d)(f)	0.00	%(g)	(0.00	)%(g)	(0.01)%		(0.01)%
Expenses before waivers and/or expense reimbursement	0.30%		0.26%		0.20%		0.22%		0.46%
Net investment income (loss)	3.14%		3.98%		4.14%		1.79%		2.13%
Portfolio turnover rate(h)	62%		29%		56%		46%		55%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)	Amount rounds to zero.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights  (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 65

PGIM Target Date 2035 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 95.6%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 39.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	97,341	$1,448,436
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	315,483	13,546,834
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	133,456	1,490,701

		16,485,971

Fixed Income — 35.2%
PGIM Core Conservative Bond Fund (Class R6)	280,028	2,425,040
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	316,593	2,102,176
PGIM TIPS Fund (Class R6)	606,608	5,107,638
PGIM Total Return Bond Fund (Class R6)	430,041	5,181,992

		14,816,846

International Equity — 21.2%
PGIM Global Real Estate Fund (Class R6)	122,255	2,413,320
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	97,841	1,189,743
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	364,271	5,289,221

		8,892,284

TOTAL LONG-TERM INVESTMENTS (cost $35,650,406)		40,195,101

SHORT-TERM INVESTMENT 4.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,932,326)	1,932,326	1,932,326

TOTAL INVESTMENTS 100.2% (cost $37,582,732)(wa)		42,127,427
Liabilities in excess of other assets (0.2)%		(66,411)

NET ASSETS 100.0%		$42,061,016

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$16,485,971	$—	$—
Fixed Income	14,816,846	—	—
International Equity	8,892,284	—	—
Short-Term Investment
Affiliated Mutual Fund	1,932,326	—	—

Total	$42,127,427	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	39.2%
Fixed Income	35.2

International Equity	21.2%
Short-Term	4.6

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 67

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Affiliated investments (cost $37,582,732)	$42,127,427
Receivable for investments sold	331,893
Due from Manager	24,586
Receivable for Fund shares sold	20,709
Prepaid expenses and other assets	197

Total Assets	42,504,812

Liabilities

Payable for investments purchased	382,479
Audit fees payable	18,550
Payable for Fund shares purchased	15,128
Custodian and accounting fee payable	13,972
Accrued expenses and other liabilities	12,117
Trustees’ fees payable	947
Distribution fee payable	315
Affiliated transfer agent fee payable	288

Total Liabilities	443,796

Net Assets	$42,061,016

Net assets were comprised of:
Shares of beneficial interest, at par	$3,398
Paid-in capital in excess of par	36,416,994
Total distributable earnings (loss)	5,640,624

Net assets, July 31, 2024	$42,061,016

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1
Net asset value, offering price and redemption price per share, ($58,106 ÷ 4,721 shares of beneficial interest issued and outstanding)	$12.31

Class R2
Net asset value, offering price and redemption price per share, ($882,689 ÷ 71,618 shares of beneficial interest issued and outstanding)	$12.32

Class R3
Net asset value, offering price and redemption price per share, ($1,274,843 ÷ 103,201 shares of beneficial interest issued and outstanding)	$12.35

Class R4
Net asset value, offering price and redemption price per share, ($21,982 ÷ 1,777 shares of beneficial interest issued and outstanding)	$12.37

Class R5
Net asset value, offering price and redemption price per share, ($1,371,759 ÷ 110,911 shares of beneficial interest issued and outstanding)	$12.37

Class R6
Net asset value, offering price and redemption price per share, ($38,451,637 ÷ 3,105,609 shares of beneficial interest issued and outstanding)	$12.38

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 69

PGIM Target Date 2035 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$1,184,517

Expenses
Management fee	3,417
Distribution fee(a)	2,210
Shareholder servicing fees(a)	876
Custodian and accounting fees	58,738
Professional fees	44,812
Registration fees(a)	22,115
Audit fee	18,550
Shareholders’ reports	13,158
Trustees’ fees	10,210
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $ 2,246)(a)	6,299
Miscellaneous	5,434

Total expenses	195,321
Less: Fee waiver and/or expense reimbursement(a)	(188,374)

Net expenses	6,947

Net investment income (loss)	1,177,570

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	3,818,562
Net capital gain distributions received	602,182
Payment from Manager	36,289

4,457,033

Net change in unrealized appreciation (depreciation) on investments	(1,042,803)

Net gain (loss) on investment transactions	3,414,230

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,591,800

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	174	1,154	882	—	—	—
Shareholder servicing fees	16	5	855	—	—	—
Registration fees	2,982	5,082	2,982	2,982	2,982	5,105
Transfer agent’s fees and expenses	135	974	824	62	1,909	2,395
Fee waiver and/or expense reimbursement	(3,216)	(7,401)	(6,995)	(3,084)	(8,104)	(159,574)

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,177,570	$1,695,782
Net realized gain (loss) on investment transactions	3,854,851	(711,568)
Net capital gain distributions received	602,182	898,151
Net change in unrealized appreciation (depreciation) on investments	(1,042,803)	798,048

Net increase (decrease) in net assets resulting from operations	4,591,800	2,680,413

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,035)	(2,086)
Class R2	(6,538)	(7,734)
Class R3	(34,178)	(22,868)
Class R4	(627)	(1,075)
Class R5	(34,329)	(44,097)
Class R6	(1,902,765)	(3,482,425)

	(1,979,472)	(3,560,285)

Fund share transactions
Net proceeds from shares sold	9,508,847	6,942,684
Net asset value of shares issued in reinvestment of dividends and distributions	1,979,472	3,560,285
Cost of shares purchased	(24,175,643)	(6,686,238)

Net increase (decrease) in net assets from Fund share transactions	(12,687,324)	3,816,731

Total increase (decrease)	(10,074,996)	2,936,859

Net Assets:
Beginning of year	52,136,012	49,199,153

End of year	$42,061,016	$52,136,012

See Notes to Financial Statements.

PGIM Target Date 2035 Fund  71

PGIM Target Date 2035 Fund

Financial Highlights

Class R1 Shares
	Year Ended July 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.43	$11.73	$14.14	$11.47	$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.30	0.39	0.12	0.16
Net realized and unrealized gain (loss) on investment transactions	1.05	0.17	(1.17)	2.76	0.41
Total from investment operations	1.27	0.47	(0.78)	2.88	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.29)	(0.86)	(0.11)	(0.18)
Distributions from net realized gains	(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(0.39)	(0.77)	(1.63)	(0.21)	(0.52)
Net asset value, end of year	$12.31	$11.43	$11.73	$14.14	$11.47
Total Return(b):	11.41%	4.69%	(6.67)%	25.33%	4.94%

Ratios/Supplemental Data:
Net assets, end of year (000)	$58	$34	$31	$32	$25
Average net assets (000)	$35	$31	$31	$29	$24
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65%	0.73%	0.73%	0.73%	0.72%
Expenses before waivers and/or expense reimbursement	9.90%	10.74%	13.02%	29.33%	56.33%
Net investment income (loss)	1.93%	2.77%	3.02%	0.91%	1.44%
Portfolio turnover rate(d)	76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights  (continued)

Class R2 Shares
	Year Ended July 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.45	$11.75	$14.15	$11.48	$11.43
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.24 (b)	0.42	0.15	0.19
Net realized and unrealized gain (loss) on investment transactions	1.06	0.26 (c)	(1.16)	2.76	0.41
Total from investment operations	1.29	0.50	(0.74)	2.91	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.32)	(0.89)	(0.14)	(0.21)
Distributions from net realized gains	(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(0.42)	(0.80)	(1.66)	(0.24)	(0.55)
Net asset value, end of year	$12.32	$11.45	$11.75	$14.15	$11.48
Total Return(d):	11.56%	4.96%	(6.36)%	25.59%	5.20%

Ratios/Supplemental Data:
Net assets, end of year (000)	$883	$147	$546	$526	$324
Average net assets (000)	$462	$207	$535	$409	$359
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.38%	0.48%	0.48%	0.48%	0.47%
Expenses before waivers and/or expense reimbursement	1.98%	2.57%	1.80%	2.54%	4.84%
Net investment income (loss)	1.97%	2.14%	3.25%	1.13%	1.66%
Portfolio turnover rate(f)	76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund  73

PGIM Target Date 2035 Fund

Financial Highlights  (continued)

Class R3 Shares
	Year Ended July 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.47	$11.77	$14.18	$11.50	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.34	0.30	0.17	0.20
Net realized and unrealized gain (loss) on investment transactions	1.03	0.17	(1.03)	2.76	0.42
Total from investment operations	1.32	0.51	(0.73)	2.93	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.33)	(0.91)	(0.15)	(0.23)
Distributions from net realized gains	(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(0.44)	(0.81)	(1.68)	(0.25)	(0.57)
Net asset value, end of year	$12.35	$11.47	$11.77	$14.18	$11.50
Total Return(b):	11.79%	5.13%	(6.29)%	25.80%	5.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,275	$429	$303	$9,978	$7,298
Average net assets (000)	$883	$339	$463	$8,548	$6,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24%	0.33%	0.33%	0.33%	0.32%
Expenses before waivers and/or expense reimbursement	1.03%	1.31%	1.36%	0.70%	1.11%
Net investment income (loss)	2.51%	3.10%	2.36%	1.30%	1.82%
Portfolio turnover rate(d)	76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights  (continued)

Class R4 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.49		$11.79	$14.20	$11.51	$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.36	0.46	0.18	0.22
Net realized and unrealized gain (loss) on investment transactions	1.04		0.17	(1.17)	2.78	0.41
Total from investment operations	1.33		0.53	(0.71)	2.96	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.35)	(0.93)	(0.17)	(0.24)
Distributions from net realized gains	(0.14)		(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(0.45)		(0.83)	(1.70)	(0.27)	(0.58)
Net asset value, end of year	$12.37		$11.49	$11.79	$14.20	$11.51
Total Return(b):	11.88%		5.24%	(6.17)%	25.98%	5.43%

Ratios/Supplemental Data:
Net assets, end of year (000)	$22		$16	$15	$16	$13
Average net assets (000)	$17		$15	$16	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.16	%(d)0.23%		0.23%	0.23%	0.22%
Expenses before waivers and/or expense reimbursement	17.83%		19.92%	23.52%	44.91%	106.41%
Net investment income (loss)	2.48%		3.28%	3.53%	1.41%	1.94%
Portfolio turnover rate(e)	76%		29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 75

PGIM Target Date 2035 Fund

Financial Highlights  (continued)

Class R5 Shares
	Year Ended July 31,

	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.48	$11.79	$14.20	$11.51	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.35	0.43	0.19	0.20
Net realized and unrealized gain (loss) on investment transactions	1.05	0.18	(1.13)	2.78	0.45
Total from investment operations	1.35	0.53	(0.70)	2.97	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.36)	(0.94)	(0.18)	(0.25)
Distributions from net realized gains	(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(0.46)	(0.84)	(1.71)	(0.28)	(0.59)
Net asset value, end of year	$12.37	$11.48	$11.79	$14.20	$11.51
Total Return(b):	12.08%	5.26%	(6.08)%	26.09%	5.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,372	$866	$542	$314	$147
Average net assets (000)	$945	$658	$408	$219	$122
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.05%	0.13%	0.13%	0.13%	0.12%
Expenses before waivers and/or expense reimbursement	0.91%	0.97%	1.35%	3.46%	11.56%
Net investment income (loss)	2.61%	3.21%	3.38%	1.47%	1.81%
Portfolio turnover rate(d)	76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights  (continued)

Class R6 Shares
	Year Ended July 31,

	2024		2023		2022		2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.50		$11.80		$14.21		$11.52		$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.39		0.49		0.21		0.22
Net realized and unrealized gain (loss) on investment transactions	1.03		0.17		(1.17)		2.77		0.45
Total from investment operations	1.35		0.56		(0.68)		2.98		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.38)		(0.96)		(0.19)		(0.27)
Distributions from net realized gains	(0.14)		(0.48)		(0.77)		(0.10)		(0.34)
Total dividends and distributions	(0.47)		(0.86)		(1.73)		(0.29)		(0.61)
Net asset value, end of year	$12.38		$11.50		$11.80		$14.21		$11.52
Total Return(b):	12.13%		5.52%		(5.94)%		26.25%		5.77%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,452		$50,643		$47,761		$53,243		$42,659
Average net assets (000)	$40,561		$46,943		$54,250		$52,063		$28,765
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(d)(f)	(0.02)%		(0.02)%		(0.02)%		(0.03)%
Expenses before waivers and/or expense reimbursement	0.40%		0.35%		0.28%		0.28%		0.61%
Net investment income (loss)	2.76%		3.53%		3.79%		1.66%		1.99%
Portfolio turnover rate(g)	76%		29%		52%		45%		45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 77

PGIM Target Date 2035 Fund

Financial Highlights  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 44.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	125,187	$1,862,787
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	334,433	14,360,533
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	188,665	2,107,390

		18,330,710

Fixed Income — 27.8%
PGIM Core Conservative Bond Fund (Class R6)	228,442	1,978,311
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	307,593	2,042,419
PGIM TIPS Fund (Class R6)	405,791	3,416,759
PGIM Total Return Bond Fund (Class R6)	327,850	3,950,595

		11,388,084

International Equity — 25.7%
PGIM Global Real Estate Fund (Class R6)	102,396	2,021,304
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	160,244	1,948,562
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	450,593	6,542,613

		10,512,479

TOTAL LONG-TERM INVESTMENTS (cost $34,955,950)		40,231,273

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $721,770)	721,770	721,770

TOTAL INVESTMENTS 100.1% (cost $35,677,720)(wa)		40,953,043
Liabilities in excess of other assets (0.1)%		(41,315)

NET ASSETS 100.0%		$40,911,728

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 79

PGIM Target Date 2040 Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$18,330,710	$—	$—
Fixed Income	11,388,084	—	—
International Equity	10,512,479	—	—
Short-Term Investment
Affiliated Mutual Fund	721,770	—	—

Total	$40,953,043	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	44.8%
Fixed Income	27.8

International Equity	25.7%
Short-Term	1.8

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $35,677,720)	$40,953,043
Receivable for investments sold	311,803
Receivable for Fund shares sold	145,090
Due from Manager	27,422
Prepaid expenses and other assets	165

Total Assets	41,437,523

Liabilities
Payable for investments purchased	472,875
Audit fees payable	18,555
Accrued expenses and other liabilities	18,494
Custodian and accounting fee payable	13,967
Trustees’ fees payable	826
Payable for Fund shares purchased	581
Affiliated transfer agent fee payable	312
Distribution fee payable	185

Total Liabilities	525,795

Net Assets	$40,911,728

Net assets were comprised of:
Shares of beneficial interest, at par	$3,093
Paid-in capital in excess of par	33,742,592
Total distributable earnings (loss)	7,166,043

Net assets, July 31, 2024	$40,911,728

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 81

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($64,548 ÷ 4,914 shares of beneficial interest issued and outstanding)	$13.13

Class R2

Net asset value, offering price and redemption price per share, ($341,877 ÷ 25,962 shares of beneficial interest issued and outstanding)	$13.17

Class R3

Net asset value, offering price and redemption price per share, ($1,061,578 ÷ 80,509 shares of beneficial interest issued and outstanding)	$13.19

Class R4

Net asset value, offering price and redemption price per share, ($84,149 ÷ 6,373 shares of beneficial interest issued and outstanding)	$13.20

Class R5

Net asset value, offering price and redemption price per share, ($8,454,203 ÷ 639,886 shares of beneficial interest issued and outstanding)	$13.21

Class R6

Net asset value, offering price and redemption price per share, ($30,905,373 ÷ 2,335,600 shares of beneficial interest issued and outstanding)	$13.23

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$1,024,904

Expenses
Management fee	3,221
Distribution fee(a)	1,760
Shareholder servicing fees(a)	991
Custodian and accounting fees	58,913
Professional fees	45,914
Registration fees(a)	19,146
Audit fee	18,550
Transfer agent’s fees and expenses (including affiliated expense of $ 2,296)(a)	16,442
Shareholders’ reports	10,892
Trustees’ fees	10,156
Fund data services	9,502
Miscellaneous	10,010

Total expenses	205,497
Less: Fee waiver and/or expense reimbursement(a)	(195,857)

Net expenses	9,640

Net investment income (loss)	1,015,264

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	4,204,162
Net capital gain distributions received	678,561
Payment from Manager	37,127

4,919,850

Net change in unrealized appreciation (depreciation) on investments	(941,956)

Net gain (loss) on investment transactions	3,977,894

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,993,158

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	291	624	845	—	—	—
Shareholder servicing fees	44	81	811	55	—	—
Registration fees	2,974	4,074	2,974	2,974	2,974	3,176
Transfer agent’s fees and expenses	237	878	1,308	166	11,661	2,192
Fee waiver and/or expense reimbursement	(3,415)	(5,733)	(7,511)	(3,399)	(43,605)	(132,194)

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 83

PGIM Target Date 2040 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,015,264	$1,462,665
Net realized gain (loss) on investment transactions	4,241,289	(558,940)
Net capital gain distributions received	678,561	1,025,759
Net change in unrealized appreciation (depreciation) on investments	(941,956)	1,095,367

Net increase (decrease) in net assets resulting from operations	4,993,158	3,024,851

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,885)	(3,352)
Class R2	(8,256)	(14,361)
Class R3	(26,986)	(50,923)
Class R4	(2,615)	(5,003)
Class R5	(288,306)	(544,043)
Class R6	(1,518,675)	(3,173,946)

	(1,846,723)	(3,791,628)

Fund share transactions
Net proceeds from shares sold	8,609,921	5,436,207
Net asset value of shares issued in reinvestment of dividends and distributions	1,846,646	3,791,628
Cost of shares purchased	(19,167,079)	(7,368,139)

Net increase (decrease) in net assets from Fund share transactions	(8,710,512)	1,859,696

Total increase (decrease)	(5,564,077)	1,092,919

Net Assets:

Beginning of year	46,475,805	45,382,886

End of year	$40,911,728	$46,475,805

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.07		$12.34	$14.54	$11.53	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.29	0.38	0.10	0.14
Net realized and unrealized gain (loss) on investment transactions	1.25		0.37	(1.26)	3.11	0.33
Total from investment operations	1.46		0.66	(0.88)	3.21	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.32)	(0.91)	(0.11)	(0.18)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(0.40)		(0.93)	(1.32)	(0.20)	(0.55)
Net asset value, end of year	$13.13		$12.07	$12.34	$14.54	$11.53
Total Return(b):	12.38%		6.22%	(7.02)%	28.07%	3.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$65		$52	$39	$34	$22
Average net assets (000)	$58		$44	$37	$28	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.70%	0.70%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	6.51%		7.99%	11.02%	24.36%	73.98%
Net investment income (loss)	1.70%		2.49%	2.81%	0.78%	1.29%
Portfolio turnover rate(e)	77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 85

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.10		$12.36	$14.57	$11.55	$11.63
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.31	0.59	0.14	0.18
Net realized and unrealized gain (loss) on investment transactions	1.27		0.38	(1.45)	3.11	0.32
Total from investment operations	1.50		0.69	(0.86)	3.25	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.34)	(0.94)	(0.14)	(0.21)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(0.43)		(0.95)	(1.35)	(0.23)	(0.58)
Net asset value, end of year	$13.17		$12.10	$12.36	$14.57	$11.55
Total Return(b):	12.70%		6.52%	(6.85)%	28.40%	4.18%

Ratios/Supplemental Data:
Net assets, end of year (000)	$342		$238	$169	$5,733	$3,501
Average net assets (000)	$250		$192	$4,165	$4,508	$2,845
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.45%	0.45%	0.44%	0.44%
Expenses before waivers and/or expense reimbursement	2.69%		2.88%	0.83%	0.94%	1.61%
Net investment income (loss)	1.90%		2.66%	4.25%	1.02%	1.57%
Portfolio turnover rate(e)	77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.11		$12.38	$14.59	$11.57	$11.64
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.33	0.40	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	1.27		0.38	(1.23)	3.11	0.34
Total from investment operations	1.52		0.71	(0.83)	3.27	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.37)	(0.97)	(0.16)	(0.23)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(0.44)		(0.98)	(1.38)	(0.25)	(0.60)
Net asset value, end of year	$13.19		$12.11	$12.38	$14.59	$11.57
Total Return(b):	12.93%		6.67%	(6.69)%	28.52%	4.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,062		$722	$627	$3,617	$2,187
Average net assets (000)	$845		$641	$662	$2,996	$1,720
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23	%(d)	0.30%	0.30%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	1.12%		0.92%	0.95%	0.85%	1.76%
Net investment income (loss)	2.01%		2.90%	3.00%	1.23%	1.69%
Portfolio turnover rate(e)	77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 87

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.13		$12.40	$14.60	$11.58	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.36 (b)	0.42	0.17	0.21
Net realized and unrealized gain (loss) on investment transactions	1.26		0.36 (c)	(1.23)	3.11	0.33
Total from investment operations	1.53		0.72	(0.81)	3.28	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.38)	(0.98)	(0.17)	(0.24)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(0.46)		(0.99)	(1.39)	(0.26)	(0.61)
Net asset value, end of year	$13.20		$12.13	$12.40	$14.60	$11.58
Total Return(d):	12.93%		6.77%	(6.53)%	28.61%	4.52%

Ratios/Supplemental Data:
Net assets, end of year (000)	$84		$67	$50	$34	$17
Average net assets (000)	$73		$59	$42	$26	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.14	%(f)	0.20%	0.20%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	4.79%		5.64%	9.44%	26.10%	98.42%
Net investment income (loss)	2.17%		3.08%	3.13%	1.25%	1.84%
Portfolio turnover rate(g)	77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.14		$12.41	$14.61	$11.58	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.36	0.47	0.18	0.24
Net realized and unrealized gain (loss) on investment transactions	1.26		0.37	(1.27)	3.12	0.31
Total from investment operations	1.54		0.73	(0.80)	3.30	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.39)	(0.99)	(0.18)	(0.25)
Distributions from net realized gains	(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(0.47)		(1.00)	(1.40)	(0.27)	(0.62)
Net asset value, end of year	$13.21		$12.14	$12.41	$14.61	$11.58
Total Return(b):	13.03%		6.89%	(6.43)%	28.81%	4.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,454		$7,404	$6,697	$7,393	$6,114
Average net assets (000)	$7,708		$6,691	$7,073	$6,748	$5,963
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.10%	0.10%	0.09%	0.09%
Expenses before waivers and/or expense reimbursement	0.61%		0.56%	0.46%	0.53%	1.01%
Net investment income (loss)	2.29%		3.10%	3.43%	1.39%	2.09%
Portfolio turnover rate(e)	77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 89

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.15		$12.42		$14.63		$11.59		$11.66
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.39	(b)	0.49		0.20		0.22
Net realized and unrealized gain (loss) on investment transactions	1.25		0.36	(c)	(1.27)		3.13		0.35
Total from investment operations	1.56		0.75		(0.78)		3.33		0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.41)		(1.02)		(0.20)		(0.27)
Distributions from net realized gains	(0.20)		(0.61)		(0.41)		(0.09)		(0.37)
Total dividends and distributions	(0.48)		(1.02)		(1.43)		(0.29)		(0.64)
Net asset value, end of year	$13.23		$12.15		$12.42		$14.63		$11.59
Total Return(d):	13.25%		7.06%		(6.35)%		29.05%		4.67%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,905		$37,993		$37,802		$43,332		$31,333
Average net assets (000)	$32,313		$36,923		$45,103		$41,893		$20,948
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.01	%(f)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(f)(h)	(0.05)%		(0.05)%		(0.06)%		(0.06)%
Expenses before waivers and/or expense reimbursement	0.42%		0.38%		0.27%		0.30%		0.70%
Net investment income (loss)	2.52%		3.33%		3.58%		1.54%		1.96%
Portfolio turnover rate(i)	77%		31%		54%		41%		44%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights  (continued)

(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 91

PGIM Target Date 2045 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 47.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	87,525	$1,302,365
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	225,711	9,692,039
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	148,734	1,661,361

		12,655,765

Fixed Income — 22.2%
PGIM Core Conservative Bond Fund (Class R6)	117,669	1,019,017
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	191,409	1,270,958
PGIM TIPS Fund (Class R6)	162,830	1,371,025
PGIM Total Return Bond Fund (Class R6)	186,301	2,244,931

		5,905,931

International Equity — 30.0%
PGIM Global Real Estate Fund (Class R6)	66,371	1,310,173
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	138,648	1,685,963
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	341,559	4,959,433

		7,955,569

TOTAL LONG-TERM INVESTMENTS (cost $22,617,873)		26,517,265

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $47,337)	47,337	47,337

TOTAL INVESTMENTS 100.1% (cost $22,665,210)(wa)		26,564,602
Liabilities in excess of other assets (0.1)%		(25,448)

NET ASSETS 100.0%		$26,539,154

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$12,655,765	$—	$—
Fixed Income	5,905,931	—	—
International Equity	7,955,569	—	—
Short-Term Investment
Affiliated Mutual Fund	47,337	—	—

Total	$26,564,602	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	47.7%	Fixed Income	22.2%
International Equity	30.0	Short-Term	0.2

			100.1
		Liabilities in excess of other assets	(0.1)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 93

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Affiliated investments (cost $22,665,210)	$26,564,602
Receivable for investments sold	197,915
Receivable for Fund shares sold	49,430
Due from Manager	24,535
Prepaid expenses and other assets	120

Total Assets	26,836,602

Liabilities
Payable for investments purchased	244,913
Audit fee payable	18,550
Accrued expenses and other liabilities	14,475
Custodian and accounting fee payable	13,974
Payable for Fund shares purchased	4,140
Trustees’ fees payable	828
Affiliated transfer agent fee payable	343
Distribution fee payable	225

Total Liabilities	297,448

Net Assets	$26,539,154

Net assets were comprised of:
Shares of beneficial interest, at par	$2,030
Paid-in capital in excess of par	21,281,681
Total distributable earnings (loss)	5,255,443

Net assets, July 31, 2024	$26,539,154

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($19,159 ÷ 1,476 shares of beneficial interest issued and outstanding)	$12.98

Class R2

Net asset value, offering price and redemption price per share, ($1,012,457 ÷ 77,842 shares of beneficial interest issued and outstanding)	$13.01

Class R3

Net asset value, offering price and redemption price per share, ($30,584 ÷ 2,349 shares of beneficial interest issued and outstanding)	$13.02

Class R4

Net asset value, offering price and redemption price per share, ($50,789 ÷ 3,901 shares of beneficial interest issued and outstanding)	$13.02

Class R5

Net asset value, offering price and redemption price per share, ($1,247,711 ÷ 95,635 shares of beneficial interest issued and outstanding)	$13.05

Class R6

Net asset value, offering price and redemption price per share, ($24,178,454 ÷ 1,848,884 shares of beneficial interest issued and outstanding)	$13.08

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 95

PGIM Target Date 2045 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$659,942

Expenses
Management fee	2,287
Distribution fee(a)	1,763
Shareholder servicing fees(a)	300
Custodian and accounting fees	58,975
Professional fees	45,747
Registration fees(a)	20,911
Audit fee	18,550
Shareholders’ reports	13,435
Trustees’ fees	10,041
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $ 2,447)(a)	5,763
Miscellaneous	7,465

Total expenses	194,739
Less: Fee waiver and/or expense reimbursement(a)	(187,939)

Net expenses	6,800

Net investment income (loss)	653,142

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	3,186,215
Net capital gain distributions received	526,584
Payment from Manager	34,530

3,747,329

Net change in unrealized appreciation (depreciation) on investments	(970,142)

Net gain (loss) on investment transactions	2,777,187

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,430,329

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	85	1,650	28	—	—	—
Shareholder servicing fees	—	242	30	28	—	—
Registration fees	2,975	5,725	2,975	2,975	2,975	3,286
Transfer agent’s fees and expenses	54	1,384	89	135	1,810	2,291
Fee waiver and/or expense reimbursement	(3,111)	(10,995)	(3,230)	(3,371)	(11,202)	(156,030)

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$653,142	$927,974
Net realized gain (loss) on investment transactions	3,220,745	(435,172)
Net capital gain distributions received	526,584	801,368
Net change in unrealized appreciation (depreciation) on investments	(970,142)	1,316,879

Net increase (decrease) in net assets resulting from operations	3,430,329	2,611,049

Dividends and Distributions
Distributions from distributable earnings
Class R1	(522)	(956)
Class R2	(13,466)	(20,461)
Class R3	(955)	(2,413)
Class R4	(1,616)	(2,730)
Class R5	(39,119)	(52,147)
Class R6	(1,243,152)	(2,127,813)

	(1,298,830)	(2,206,520)

Fund share transactions
Net proceeds from shares sold	5,774,286	4,822,602
Net asset value of shares issued in reinvestment of dividends and distributions	1,298,626	2,206,337
Cost of shares purchased	(16,447,570)	(4,710,185)

Net increase (decrease) in net assets from Fund share transactions	(9,374,658)	2,318,754

Total increase (decrease)	(7,243,159)	2,723,283

Net Assets:

Beginning of year	33,782,313	31,059,030

End of year	$26,539,154	$33,782,313

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 97

PGIM Target Date 2045 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.84		$11.79	$14.56	$11.34	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.25	0.32	0.09	0.17
Net realized and unrealized gain (loss) on investment transactions	1.33		0.53	(1.25)	3.32	0.27
Total from investment operations	1.51		0.78	(0.93)	3.41	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.17)	(0.90)	(0.11)	(0.18)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(0.37)		(0.73)	(1.84)	(0.19)	(0.57)
Net asset value, end of year	$12.98		$11.84	$11.79	$14.56	$11.34
Total Return(b):	13.12%		7.45%	(7.75)%	30.36%	3.66%

Ratios/Supplemental Data:
Net assets, end of year (000)	$19		$16	$15	$19	$14
Average net assets (000)	$17		$15	$18	$17	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.68%	0.68%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	18.92%		20.73%	21.60%	40.37%	98.28%
Net investment income (loss)	1.48%		2.23%	2.44%	0.69%	1.54%
Portfolio turnover rate(e)	79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.86		$11.81	$14.59	$11.36	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.26	0.33	0.11	0.03
Net realized and unrealized gain (loss) on investment transactions	1.38		0.55	(1.24)	3.34	0.44
Total from investment operations	1.55		0.81	(0.91)	3.45	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.20)	(0.93)	(0.14)	(0.21)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(0.40)		(0.76)	(1.87)	(0.22)	(0.60)
Net asset value, end of year	$13.01		$11.86	$11.81	$14.59	$11.36
Total Return(b):	13.47%		7.73%	(7.56)%	30.67%	3.92%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,012		$374	$316	$341	$220
Average net assets (000)	$660		$326	$369	$235	$152
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36	%(d)	0.43%	0.43%	0.43%	0.43%
Expenses before waivers and/or expense reimbursement	2.03%		2.22%	2.07%	3.78%	10.18%
Net investment income (loss)	1.36%		2.37%	2.53%	0.83%	0.24%
Portfolio turnover rate(e)	79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 99

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.87		$11.82	$14.60	$11.37	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34	0.07	0.14	0.21
Net realized and unrealized gain (loss) on investment transactions	1.34		0.49	(0.96)	3.33	0.28
Total from investment operations	1.57		0.83	(0.89)	3.47	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.22)	(0.95)	(0.16)	(0.23)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(0.42)		(0.78)	(1.89)	(0.24)	(0.62)
Net asset value, end of year	$13.02		$11.87	$11.82	$14.60	$11.37
Total Return(b):	13.61%		7.90%	(7.43)%	30.83%	4.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$31		$27	$36	$12,568	$8,750
Average net assets (000)	$28		$30	$301	$10,686	$7,880
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.22	%(d)	0.28%	0.28%	0.28%	0.28%
Expenses before waivers and/or expense reimbursement	11.84%		10.50%	2.13%	0.81%	1.51%
Net investment income (loss)	1.89%		3.08%	0.58%	1.07%	1.90%
Portfolio turnover rate(e)	79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.87		$11.83	$14.61	$11.37	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.27	0.38	0.16	0.22
Net realized and unrealized gain (loss) on investment transactions	1.35		0.56	(1.25)	3.33	0.28
Total from investment operations	1.58		0.83	(0.87)	3.49	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.23)	(0.97)	(0.17)	(0.24)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(0.43)		(0.79)	(1.91)	(0.25)	(0.63)
Net asset value, end of year	$13.02		$11.87	$11.83	$14.61	$11.37
Total Return(b):	13.73%		7.93%	(7.31)%	31.03%	4.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$51		$61	$46	$42	$32
Average net assets (000)	$48		$48	$42	$37	$30
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13	%(d)	0.18%	0.18%	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	7.22%		8.10%	9.50%	18.71%	44.47%
Net investment income (loss)	1.93%		2.38%	2.88%	1.19%	2.02%
Portfolio turnover rate(e)	79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 101

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.90		$11.85	$14.63	$11.39	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.32	0.39	0.17	0.16
Net realized and unrealized gain (loss) on investment transactions	1.33		0.54	(1.25)	3.33	0.36
Total from investment operations	1.59		0.86	(0.86)	3.50	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.25)	(0.98)	(0.18)	(0.25)
Distributions from net realized gains	(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(0.44)		(0.81)	(1.92)	(0.26)	(0.64)
Net asset value, end of year	$13.05		$11.90	$11.85	$14.63	$11.39
Total Return(b):	13.80%		8.13%	(7.20)%	31.10%	4.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,248		$970	$786	$650	$407
Average net assets (000)	$1,074		$812	$703	$525	$265
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.03	%(d)	0.08%	0.08%	0.08%	0.08%
Expenses before waivers and/or expense reimbursement	1.07%		1.06%	1.11%	1.84%	6.12%
Net investment income (loss)	2.13%		2.83%	2.96%	1.27%	1.48%
Portfolio turnover rate(e)	79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.92		$11.87		$14.66		$11.41		$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.34		0.42		0.18		0.21
Net realized and unrealized gain (loss) on investment transactions	1.34		0.53		(1.27)		3.35		0.32
Total from investment operations	1.62		0.87		(0.85)		3.53		0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.26)		(1.00)		(0.20)		(0.26)
Distributions from net realized gains	(0.19)		(0.56)		(0.94)		(0.08)		(0.39)
Total dividends and distributions	(0.46)		(0.82)		(1.94)		(0.28)		(0.65)
Net asset value, end of year	$13.08		$11.92		$11.87		$14.66		$11.41
Total Return(b):	14.01%		8.28%		(7.12)%		31.31%		4.49%

Ratios/Supplemental Data:
Net assets, end of year (000)	$24,178		$32,334		$29,859		$32,739		$20,178
Average net assets (000)	$26,064		$29,647		$34,127		$28,077		$11,758
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.01	%(d)(f)	(0.07)%		(0.07)%		(0.07)%		(0.07)%
Expenses before waivers and/or expense reimbursement	0.61%		0.53%		0.42%		0.42%		1.11%
Net investment income (loss)	2.38%		3.02%		3.17%		1.40%		1.89%
Portfolio turnover rate(g)	79%		29%		50%		38%		47%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 103

PGIM Target Date 2045 Fund

Financial Highlights  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 50.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	54,323	$808,329
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	135,978	5,838,893
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	110,918	1,238,956

		7,886,178

Fixed Income — 15.1%
PGIM Core Conservative Bond Fund (Class R6)	31,902	276,273
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	92,979	617,378
PGIM TIPS Fund (Class R6)	32,855	276,638
PGIM Total Return Bond Fund (Class R6)	96,756	1,165,904

		2,336,193

International Equity — 33.9%
PGIM Global Real Estate Fund (Class R6)	38,688	763,695
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	99,038	1,204,300
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	225,590	3,275,560

		5,243,555

TOTAL LONG-TERM INVESTMENTS (cost $12,905,115)		15,465,926

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $40,899)	40,899	40,899

TOTAL INVESTMENTS 100.2% (cost $12,946,014)(wa)		15,506,825
Liabilities in excess of other assets (0.2)%		(28,185)

NET ASSETS 100.0%		$15,478,640

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 105

PGIM Target Date 2050 Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$7,886,178	$—	$—
Fixed Income	2,336,193	—	—
International Equity	5,243,555	—	—
Short-Term Investment
Affiliated Mutual Fund	40,899	—	—

Total	$15,506,825	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	50.9%	Fixed Income	15.1%
International Equity	33.9	Short-Term	0.3

			100.2
		Liabilities in excess of other assets	(0.2)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $12,946,014)	$15,506,825
Receivable for investments sold	108,514
Receivable for Fund shares sold	22,090
Due from Manager	20,372
Prepaid expenses and other assets	88

Total Assets	15,657,889

Liabilities
Payable for investments purchased	131,444
Audit fee payable	18,550
Custodian and accounting fees payable	13,967
Accrued expenses and other liabilities	8,430
Professional fees payable	5,540
Trustees’ fees payable	803
Affiliated transfer agent fee payable	339
Distribution fee payable	137
Payable for Fund shares purchased	39

Total Liabilities	179,249

Net Assets	$15,478,640

Net assets were comprised of:
Shares of beneficial interest, at par	$1,125
Paid-in capital in excess of par	11,580,012
Total distributable earnings (loss)	3,897,503

Net assets, July 31, 2024	$15,478,640

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 107

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($96,735 ÷ 7,091 shares of beneficial interest issued and outstanding)	$13.64

Class R2

Net asset value, offering price and redemption price per share, ($454,730 ÷ 33,192 shares of beneficial interest issued and outstanding)	$13.70

Class R3

Net asset value, offering price and redemption price per share, ($24,781 ÷ 1,807 shares of beneficial interest issued and outstanding)	$13.71

Class R4

Net asset value, offering price and redemption price per share, ($122,575 ÷ 8,952 shares of beneficial interest issued and outstanding)	$13.69

Class R5

Net asset value, offering price and redemption price per share, ($1,967,167 ÷ 143,342 shares of beneficial interest issued and outstanding)	$13.72

Class R6

Net asset value, offering price and redemption price per share, ($12,812,652 ÷ 930,747 shares of beneficial interest issued and outstanding)	$13.77

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$402,607

Expenses
Management fee	1,544
Distribution fee(a)	1,493
Shareholder servicing fees(a)	161
Custodian and accounting fees	58,984
Professional fees	46,169
Registration fees(a)	19,254
Audit fee	18,550
Shareholders’ reports	12,497
Trustees’ fees	9,815
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $ 2,410)(a)	7,400
Miscellaneous	5,522

Total expenses	190,891
Less: Fee waiver and/or expense reimbursement(a)	(184,651)

Net expenses	6,240

Net investment income (loss)	396,367

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	2,260,460
Net capital gain distributions received	374,559
Payment from Manager	21,417

2,656,436

Net change in unrealized appreciation (depreciation) on investments	(886,458)

Net gain (loss) on investment transactions	1,769,978

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,166,345

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	343	1,129	21	—	—	—
Shareholder servicing fees	46	17	8	90	—	—
Registration fees	2,806	4,874	2,866	2,866	2,839	3,003
Transfer agent’s fees and expenses	184	1,274	168	220	3,613	1,941
Fee waiver and/or expense reimbursement	(3,646)	(10,080)	(3,223)	(4,117)	(23,416)	(140,169)

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 109

PGIM Target Date 2050 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$396,367	$557,046
Net realized gain (loss) on investment transactions	2,281,877	(196,042)
Net capital gain distributions received	374,559	539,460
Net change in unrealized appreciation (depreciation) on investments	(886,458)	980,100

Net increase (decrease) in net assets resulting from operations	2,166,345	1,880,564

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,115)	(3,554)
Class R2	(15,550)	(25,559)
Class R3	(735)	(1,194)
Class R4	(3,912)	(7,035)
Class R5	(61,726)	(92,260)
Class R6	(788,811)	(1,466,047)

	(872,849)	(1,595,649)

Fund share transactions
Net proceeds from shares sold	4,389,528	3,369,827
Net asset value of shares issued in reinvestment of dividends and distributions	872,849	1,595,649
Cost of shares purchased	(13,334,264)	(2,997,332)

Net increase (decrease) in net assets from Fund share transactions	(8,071,887)	1,968,144

Total increase (decrease)	(6,778,391)	2,253,059

Net Assets:

Beginning of year	22,257,031	20,003,972

End of year	$15,478,640	$22,257,031

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.38		$12.32		$14.87	$11.49	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.23		0.30	0.07	0.08
Net realized and unrealized gain (loss) on investment transactions	1.51		0.71		(1.36)	3.51	0.31
Total from investment operations	1.67		0.94		(1.06)	3.58	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.15)		(0.91)	(0.12)	(0.19)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(0.41)		(0.88)		(1.49)	(0.20)	(0.49)
Net asset value, end of year	$13.64		$12.38		$12.32	$14.87	$11.49
Total Return(b):	13.87%		8.56%		(8.23)%	31.41%	3.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$97		$59		$47	$44	$33
Average net assets (000)	$69		$50		$46	$37	$54
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62	%(d)	0.68	%(d)	0.68%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	5.93%		7.54%		9.34%	18.74%	26.33%
Net investment income (loss)	1.26%		1.98%		2.18%	0.55%	0.69%
Portfolio turnover rate(e)	84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 111

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.43		$12.36		$14.90	$11.51	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.25		0.50	0.11	0.17
Net realized and unrealized gain (loss) on investment transactions	1.51		0.71		(1.51)	3.51	0.26
Total from investment operations	1.71		0.96		(1.01)	3.62	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.16)		(0.95)	(0.15)	(0.21)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(0.44)		(0.89)		(1.53)	(0.23)	(0.51)
Net asset value, end of year	$13.70		$12.43		$12.36	$14.90	$11.51
Total Return(b):	14.17%		8.80%		(7.92)%	31.72%	3.53%

Ratios/Supplemental Data:
Net assets, end of year (000)	$455		$444		$337	$5,209	$3,110
Average net assets (000)	$452		$370		$3,647	$4,026	$2,447
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.37	%(d)	0.43	%(d)	0.43%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	2.60%		2.81%		1.15%	1.28%	2.57%
Net investment income (loss)	1.56%		2.15%		3.51%	0.81%	1.53%
Portfolio turnover rate(e)	84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.44		$12.38		$14.93	$11.53	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.28		0.06	0.13	0.16
Net realized and unrealized gain (loss) on investment transactions	1.52		0.70		(1.06)	3.51	0.28
Total from investment operations	1.73		0.98		(1.00)	3.64	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.19)		(0.97)	(0.16)	(0.22)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(0.46)		(0.92)		(1.55)	(0.24)	(0.52)
Net asset value, end of year	$13.71		$12.44		$12.38	$14.93	$11.53
Total Return(b):	14.31%		8.99%		(7.83)%	31.93%	3.65%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25		$19		$15	$4,071	$2,212
Average net assets (000)	$21		$16		$81	$3,123	$1,564
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.22	%(d)	0.28	%(d)	0.27%	0.27%	0.27%
Expenses before waivers and/or expense reimbursement	15.59%		19.74%		5.80%	1.15%	2.70%
Net investment income (loss)	1.69%		2.37%		0.52%	0.97%	1.45%
Portfolio turnover rate(e)	84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 113

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.42		$12.36		$14.91	$11.51	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.28		0.13	0.15	0.22
Net realized and unrealized gain (loss) on investment transactions	1.51		0.72		(1.12)	3.50	0.24
Total from investment operations	1.74		1.00		(0.99)	3.65	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.21)		(0.98)	(0.17)	(0.24)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(0.47)		(0.94)		(1.56)	(0.25)	(0.54)
Net asset value, end of year	$13.69		$12.42		$12.36	$14.91	$11.51
Total Return(b):	14.45%		9.12%		(7.79)%	32.10%	3.81%

Ratios/Supplemental Data:
Net assets, end of year (000)	$123		$100		$89	$17	$13
Average net assets (000)	$108		$95		$59	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.12	%(d)	0.18	%(d)	0.18%	0.17%	0.17%
Expenses before waivers and/or expense reimbursement	3.95%		4.14%		7.09%	43.52%	106.71%
Net investment income (loss)	1.80%		2.43%		0.98%	1.12%	1.94%
Portfolio turnover rate(e)	84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.45		$12.39		$14.94	$11.54	$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.30		0.39	0.16	0.24
Net realized and unrealized gain (loss) on investment transactions	1.52		0.71		(1.36)	3.51	0.23
Total from investment operations	1.75		1.01		(0.97)	3.67	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.22)		(1.00)	(0.19)	(0.25)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(0.48)		(0.95)		(1.58)	(0.27)	(0.55)
Net asset value, end of year	$13.72		$12.45		$12.39	$14.94	$11.54
Total Return(b):	14.52%		9.22%		(7.63)%	32.13%	3.90%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,967		$1,446		$1,170	$1,149	$778
Average net assets (000)	$1,729		$1,226		$1,196	$950	$725
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.02	%(d)	0.08	%(d)	0.08%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	1.37%		1.20%		1.03%	1.44%	3.47%
Net investment income (loss)	1.86%		2.55%		2.87%	1.19%	2.11%
Portfolio turnover rate(e)	84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 115

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.48		$12.43		$14.98		$11.57		$11.64
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.33		0.41		0.18		0.24
Net realized and unrealized gain (loss) on investment transactions	1.50		0.69		(1.36)		3.52		0.26
Total from investment operations	1.79		1.02		(0.95)		3.70		0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.24)		(1.02)		(0.21)		(0.27)
Distributions from net realized gains	(0.20)		(0.73)		(0.58)		(0.08)		(0.30)
Total dividends and distributions	(0.50)		(0.97)		(1.60)		(0.29)		(0.57)
Net asset value, end of year	$13.77		$12.48		$12.43		$14.98		$11.57
Total Return(b):	14.81%		9.29%		(7.47)%		32.33%		4.11%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,813		$20,189		$18,346		$18,291		$13,037
Average net assets (000)	$15,264		$18,311		$20,531		$17,795		$8,309
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.02	%(d)	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.02	%(d)(f)	(0.07	)%(d)	(0.07)%		(0.08)%		(0.08)%
Expenses before waivers and/or expense reimbursement	0.94%		0.81%		0.58%		0.63%		1.67%
Net investment income (loss)	2.32%		2.81%		2.98%		1.33%		2.13%
Portfolio turnover rate(g)	84%		26%		59%		39%		42%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 117

PGIM Target Date 2055 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 51.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	32,798	$488,041
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	72,132	3,097,369
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	64,670	722,365

		4,307,775

Fixed Income — 11.5%
PGIM Core Conservative Bond Fund (Class R6)	9,508	82,337
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	49,879	331,194
PGIM TIPS Fund (Class R6)	11,750	98,935
PGIM Total Return Bond Fund (Class R6)	36,880	444,398

		956,864

International Equity — 36.5%
PGIM Global Real Estate Fund (Class R6)	20,754	409,684
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	59,737	726,404
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	130,760	1,898,634

		3,034,722

TOTAL LONG-TERM INVESTMENTS (cost $6,930,838)		8,299,361

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $36,441)	36,441	36,441

TOTAL INVESTMENTS 100.4% (cost $6,967,279)(wa)		8,335,802
Liabilities in excess of other assets (0.4)%		(29,503)

NET ASSETS 100.0%		$8,306,299

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Schedule of Investments  (continued)

as of July 31, 2024

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$4,307,775	$—	$—
Fixed Income	956,864	—	—
International Equity	3,034,722	—	—
Short-Term Investment
Affiliated Mutual Fund	36,441	—	—

Total	$8,335,802	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	51.9%	Fixed Income	11.5%
International Equity	36.5	Short-Term	0.5

			100.4
		Liabilities in excess of other assets	(0.4)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 119

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $6,967,279)	$8,335,802
Receivable for investments sold	54,812
Due from Manager	17,424
Receivable for Fund shares sold	11,793
Prepaid expenses and other assets	77

Total Assets	8,419,908

Liabilities
Payable for investments purchased	67,279
Audit fee payable	18,550
Custodian and accounting fees payable	13,986
Professional fees payable	5,701
Accrued expenses and other liabilities	3,815
Shareholders’ reports fee payable	2,989
Trustees’ fees payable	800
Affiliated transfer agent fee payable	315
Distribution fee payable	168
Payable for Fund shares purchased	6

Total Liabilities	113,609

Net Assets	$8,306,299

Net assets were comprised of:
Shares of beneficial interest, at par	$694
Paid-in capital in excess of par	6,497,512
Total distributable earnings (loss)	1,808,093

Net assets, July 31, 2024	$8,306,299

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($19,274 ÷ 1,632 shares of beneficial interest issued and outstanding)	$11.81

Class R2

Net asset value, offering price and redemption price per share, ($721,206 ÷ 60,675 shares of beneficial interest issued and outstanding)	$11.89

Class R3

Net asset value, offering price and redemption price per share, ($84,010 ÷ 7,054 shares of beneficial interest issued and outstanding)	$11.91

Class R4

Net asset value, offering price and redemption price per share, ($55,024 ÷ 4,611 shares of beneficial interest issued and outstanding)	$11.93

Class R5

Net asset value, offering price and redemption price per share, ($785,926 ÷ 65,658 shares of beneficial interest issued and outstanding)	$11.97

Class R6

Net asset value, offering price and redemption price per share, ($6,640,859 ÷ 553,904 shares of beneficial interest issued and outstanding)	$11.99

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 121

PGIM Target Date 2055 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$174,579

Expenses
Management fee	636
Distribution fee(a)	1,283
Shareholder servicing fees(a)	246
Custodian and accounting fees	57,522
Professional fees	46,221
Registration fees(a)	19,972
Audit fee	18,550
Shareholders’ reports	12,579
Trustees’ fees	9,681
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $ 2,193)(a)	5,018
Miscellaneous	6,997

Total expenses	188,207
Less: Fee waiver and/or expense reimbursement(a)	(182,285)

Net expenses	5,922

Net investment income (loss)	168,657

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	1,022,922
Net capital gain distributions received	164,009
Payment from Manager	9,878

1,196,809

Net change in unrealized appreciation (depreciation) on investments	(294,930)

Net gain (loss) on investment transactions	901,879

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,070,536

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	93	1,131	59	—	—	—
Shareholder servicing fees	2	167	48	29	—	—
Registration fees	2,771	5,753	2,812	2,812	2,812	3,012
Transfer agent’s fees and expenses	100	1,328	163	127	1,600	1,700
Fee waiver and/or expense reimbursement	(3,234)	(16,659)	(4,206)	(3,850)	(18,344)	(135,992)

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$168,657	$203,766
Net realized gain (loss) on investment transactions	1,032,800	(75,257)
Net capital gain distributions received	164,009	206,836
Net change in unrealized appreciation (depreciation) on investments	(294,930)	466,583

Net increase (decrease) in net assets resulting from operations	1,070,536	801,928

Dividends and Distributions
Distributions from distributable earnings
Class R1	(506)	(801)
Class R2	(8,217)	(11,086)
Class R3	(1,615)	(716)
Class R4	(1,372)	(1,446)
Class R5	(20,785)	(20,287)
Class R6	(298,085)	(333,082)

	(330,580)	(367,418)

Fund share transactions
Net proceeds from shares sold	3,190,788	2,609,248
Net asset value of shares issued in reinvestment of dividends and distributions	330,580	367,418
Cost of shares purchased	(5,022,676)	(1,420,797)

Net increase (decrease) in net assets from Fund share transactions	(1,501,308)	1,555,869

Total increase (decrease)	(761,352)	1,990,379

Net Assets:

Beginning of year	9,067,651	7,077,272

End of year	$8,306,299	$9,067,651

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 123

PGIM Target Date 2055 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.65		$10.28		$14.78	$11.33	$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.19		0.26	0.08	0.18
Net realized and unrealized gain (loss) on investment transactions	1.33		0.68		(1.10)	3.58	0.18
Total from investment operations	1.46		0.87		(0.84)	3.66	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.03)		(0.91)	(0.11)	(0.19)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(0.30)		(0.50)		(3.66)	(0.21)	(0.55)
Net asset value, end of year	$11.81		$10.65		$10.28	$14.78	$11.33
Total Return(b):	14.00%		9.11%		(8.47)%	32.63%	2.89%

Ratios/Supplemental Data:
Net assets, end of year (000)	$19		$18		$17	$18	$14
Average net assets (000)	$19		$16		$18	$16	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.65	%(d)	0.68	%(d)	0.67%	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	18.00%		21.35%		22.90%	42.22%	93.51%
Net investment income (loss)	1.22%		1.97%		2.17%	0.57%	1.62%
Portfolio turnover rate(e)	97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.71		$10.31		$14.82	$11.36	$11.54
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22		0.29	0.10	0.14
Net realized and unrealized gain (loss) on investment transactions	1.39		0.68		(1.11)	3.60	0.25
Total from investment operations	1.50		0.90		(0.82)	3.70	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.03)		(0.94)	(0.14)	(0.21)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(0.32)		(0.50)		(3.69)	(0.24)	(0.57)
Net asset value, end of year	$11.89		$10.71		$10.31	$14.82	$11.36
Total Return(b):	14.37%		9.38%		(8.28)%	32.93%	3.19%

Ratios/Supplemental Data:
Net assets, end of year (000)	$721		$253		$278	$305	$142
Average net assets (000)	$452		$229		$311	$188	$83
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.43	%(d)	0.42%	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	4.07%		4.86%		4.25%	6.37%	19.04%
Net investment income (loss)	0.99%		2.21%		2.40%	0.73%	1.28%
Portfolio turnover rate(e)	97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 125

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.73		$10.32		$14.82	$11.36	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.16		0.02	0.13	0.20
Net realized and unrealized gain (loss) on investment transactions	1.35		0.75		(0.80)	3.59	0.20
Total from investment operations	1.52		0.91		(0.78)	3.72	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.03)		(0.97)	(0.16)	(0.23)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(0.34)		(0.50)		(3.72)	(0.26)	(0.59)
Net asset value, end of year	$11.91		$10.73		$10.32	$14.82	$11.36
Total Return(b):	14.48%		9.47%		(8.03)%	33.09%	3.26%

Ratios/Supplemental Data:
Net assets, end of year (000)	$84		$43		$15	$7,549	$4,867
Average net assets (000)	$59		$22		$166	$6,237	$4,140
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25	%(d)	0.29	%(d)	0.25%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	7.37%		15.85%		3.82%	1.52%	2.92%
Net investment income (loss)	1.50%		1.61%		0.15%	0.95%	1.83%
Portfolio turnover rate(e)	97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.75		$10.33		$14.84	$11.37	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.25		0.31	0.14	0.22
Net realized and unrealized gain (loss) on investment transactions	1.35		0.67		(1.09)	3.60	0.19
Total from investment operations	1.53		0.92		(0.78)	3.74	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.03)		(0.98)	(0.17)	(0.24)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(0.35)		(0.50)		(3.73)	(0.27)	(0.60)
Net asset value, end of year	$11.93		$10.75		$10.33	$14.84	$11.37
Total Return(b):	14.59%		9.56%		(8.01)%	33.27%	3.38%

Ratios/Supplemental Data:
Net assets, end of year (000)	$55		$39		$20	$17	$13
Average net assets (000)	$45		$29		$18	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15	%(d)	0.18	%(d)	0.17%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	8.72%		12.52%		22.13%	43.43%	106.71%
Net investment income (loss)	1.68%		2.48%		2.54%	1.07%	2.02%
Portfolio turnover rate(e)	97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 127

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.78		$10.35		$14.86	$11.38	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.24		0.34	0.15	0.24
Net realized and unrealized gain (loss) on investment transactions	1.36		0.69		(1.11)	3.61	0.19
Total from investment operations	1.55		0.93		(0.77)	3.76	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.03)		(0.99)	(0.18)	(0.25)
Distributions from net realized gains	-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(0.36)		(0.50)		(3.74)	(0.28)	(0.61)
Net asset value, end of year	$11.97		$10.78		$10.35	$14.86	$11.38
Total Return(b):	14.75%		9.64%		(7.88)%	33.45%	3.51%

Ratios/Supplemental Data:
Net assets, end of year (000)	$786		$565		$367	$247	$136
Average net assets (000)	$674		$447		$317	$188	$111
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.05	%(d)	0.08	%(d)	0.07%	0.06%	0.05%
Expenses before waivers and/or expense reimbursement	2.77%		2.95%		2.87%	4.74%	14.21%
Net investment income (loss)	1.76%		2.45%		2.79%	1.12%	2.15%
Portfolio turnover rate(e)	97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.80		$10.34		$14.86		$11.38		$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.28		0.37		0.17		0.22
Net realized and unrealized gain (loss) on investment transactions	1.32		0.68		(1.12)		3.61		0.22
Total from investment operations	1.56		0.96		(0.75)		3.78		0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.03)		(1.02)		(0.20)		(0.27)
Distributions from net realized gains	-		(0.47)		(2.75)		(0.10)		(0.36)
Total dividends and distributions	(0.37)		(0.50)		(3.77)		(0.30)		(0.63)
Net asset value, end of year	$11.99		$10.80		$10.34		$14.86		$11.38
Total Return(b):	14.89%		9.95%		(7.82)%		33.63%		3.60%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,641		$8,151		$6,382		$7,681		$5,451
Average net assets (000)	$6,770		$6,741		$8,322		$7,616		$4,340
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.05	%(d)	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.05	%(d)(f)	(0.07	)%(d)	(0.08)%		(0.09)%		(0.10)%
Expenses before waivers and/or expense reimbursement	2.06%		2.12%		1.57%		1.16%		2.57%
Net investment income (loss)	2.22%		2.76%		3.01%		1.27%		2.01%
Portfolio turnover rate(g)	97%		29%		60%		37%		45%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 129

PGIM Target Date 2055 Fund

Financial Highlights  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 51.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	33,896	$504,366
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	71,769	3,081,746
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	67,599	755,084

		4,341,196

Fixed Income — 9.5%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	50,523	335,473
PGIM Total Return Bond Fund (Class R6)	38,740	466,813

		802,286

International Equity — 38.8%
PGIM Global Real Estate Fund (Class R6)	21,022	414,978
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	64,552	784,948
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	142,200	2,064,744

		3,264,670

TOTAL LONG-TERM INVESTMENTS (cost $7,118,023)		8,408,152

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $33,442)	33,442	33,442

TOTAL INVESTMENTS 100.3% (cost $7,151,465)(wa)		8,441,594
Liabilities in excess of other assets (0.3)%		(26,238)

NET ASSETS 100.0%		$8,415,356

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 131

PGIM Target Date 2060 Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$4,341,196	$—	$—
Fixed Income	802,286	—	—
International Equity	3,264,670	—	—
Short-Term Investment
Affiliated Mutual Fund	33,442	—	—

Total	$8,441,594	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	51.6%	Fixed Income	9.5%
International Equity	38.8	Short-Term	0.4

			100.3
		Liabilities in excess of other assets	(0.3)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $7,151,465)	$8,441,594
Receivable for investments sold	53,949
Due from Manager	20,456
Receivable for Fund shares sold	18,724
Prepaid expenses and other assets	75

Total Assets	8,534,798

Liabilities
Payable for investments purchased	73,337
Audit fee payable	18,552
Custodian and accounting fees payable	13,979
Professional fees payable	5,536
Accrued expenses and other liabilities	3,974
Shareholders’ reports fee payable	2,794
Trustees’ fees payable	800
Affiliated transfer agent fee payable	308
Distribution fee payable	136
Payable for Fund shares purchased	26

Total Liabilities	119,442

Net Assets	$8,415,356

Net assets were comprised of:
Shares of beneficial interest, at par	$578
Paid-in capital in excess of par	7,084,019
Total distributable earnings (loss)	1,330,759

Net assets, July 31, 2024	$8,415,356

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 133

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($39,753 ÷ 2,757 shares of beneficial interest issued and outstanding)	$14.42

Class R2

Net asset value, offering price and redemption price per share, ($553,090 ÷ 38,154 shares of beneficial interest issued and outstanding)	$14.50

Class R3

Net asset value, offering price and redemption price per share, ($55,290 ÷ 3,811 shares of beneficial interest issued and outstanding)	$14.51

Class R4

Net asset value, offering price and redemption price per share, ($41,961 ÷ 2,888 shares of beneficial interest issued and outstanding)	$14.53

Class R5

Net asset value, offering price and redemption price per share, ($1,090,683 ÷ 74,988 shares of beneficial interest issued and outstanding)	$14.54

Class R6

Net asset value, offering price and redemption price per share, ($6,634,579 ÷ 455,195 shares of beneficial interest issued and outstanding)	$14.58

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$148,099

Expenses
Management fee	533
Distribution fee(a)	1,136
Shareholder servicing fees(a)	95
Custodian and accounting fees	58,965
Professional fees	46,057
Registration fees(a)	18,750
Audit fee	18,550
Shareholders’ reports	12,519
Trustees’ fees	9,681
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $ 2,063)(a)	5,303
Miscellaneous	5,492

Total expenses	186,583
Less: Fee waiver and/or expense reimbursement(a)	(181,070)

Net expenses	5,513

Net investment income (loss)	142,586

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	566,136
Net capital gain distributions received	138,346
Payment from Manager	9,818

714,300

Net change in unrealized appreciation (depreciation) on investments	178,749

Net gain (loss) on investment transactions	893,049

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,035,635

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	134	956	46	—	—	—
Shareholder servicing fees	13	29	53	—	—	—
Registration fees	2,812	4,002	2,811	2,902	2,811	3,412
Transfer agent’s fees and expenses	131	1,243	121	93	1,971	1,744
Fee waiver and/or expense reimbursement	(3,510)	(13,325)	(3,936)	(3,670)	(24,375)	(132,254)

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 135

PGIM Target Date 2060 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$142,586	$191,579
Net realized gain (loss) on investment transactions	575,954	(233,626)
Net capital gain distributions received	138,346	200,537
Net change in unrealized appreciation (depreciation) on investments	178,749	551,871

Net increase (decrease) in net assets resulting from operations	1,035,635	710,361

Dividends and Distributions
Distributions from distributable earnings
Class R1	(758)	(1,368)
Class R2	(9,509)	(14,355)
Class R3	(1,491)	(2,367)
Class R4	(1,076)	(1,435)
Class R5	(29,399)	(35,836)
Class R6	(248,877)	(494,175)

	(291,110)	(549,536)

Fund share transactions
Net proceeds from shares sold	3,149,374	2,310,502
Net asset value of shares issued in reinvestment of dividends and distributions	291,110	549,536
Cost of shares purchased	(3,470,822)	(2,271,256)

Net increase (decrease) in net assets from Fund share transactions	(30,338)	588,782

Total increase (decrease)	714,187	749,607

Net Assets:

Beginning of year	7,701,169	6,951,562

End of year	$8,415,356	$7,701,169

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights

Class R1 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.02		$12.82		$15.17	$11.49	$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.24		0.29	0.08	0.17
Net realized and unrealized gain (loss) on investment transactions	1.63		0.84		(1.46)	3.74	0.16
Total from investment operations	1.79		1.08		(1.17)	3.82	0.33
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.19)		(0.95)	(0.08)	(0.20)
Distributions from net realized gains	(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(0.39)		(0.88)		(1.18)	(0.14)	(0.46)
Net asset value, end of year	$14.42		$13.02		$12.82	$15.17	$11.49
Total Return(b):	14.12%		9.38%		(8.62)%	33.45%	2.70%

Ratios/Supplemental Data:
Net assets, end of year (000)	$40		$22		$17	$17	$13
Average net assets (000)	$27		$19		$17	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.67	%(d)	0.66%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	13.74%		18.47%		23.66%	46.33%	114.36%
Net investment income (loss)	1.17%		1.98%		2.06%	0.56%	1.56%
Portfolio turnover rate(e)	92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 137

PGIM Target Date 2060 Fund

Financial Highlights  (continued)

Class R2 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.09		$12.86		$15.21	$11.52	$11.63
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.25		0.52	0.10	0.16
Net realized and unrealized gain (loss) on investment transactions	1.68		0.87		(1.66)	3.76	0.21
Total from investment operations	1.84		1.12		(1.14)	3.86	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.20)		(0.98)	(0.11)	(0.22)
Distributions from net realized gains	(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(0.43)		(0.89)		(1.21)	(0.17)	(0.48)
Net asset value, end of year	$14.50		$13.09		$12.86	$15.21	$11.52
Total Return(b):	14.40%		9.70%		(8.37)%	33.76%	2.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$553		$267		$199	$1,755	$889
Average net assets (000)	$382		$215		$1,330	$1,291	$587
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.43	%(d)	0.41%	0.40%	0.40%
Expenses before waivers and/or expense reimbursement	3.87%		4.78%		2.45%	3.46%	9.69%
Net investment income (loss)	1.16%		2.07%		3.57%	0.74%	1.47%
Portfolio turnover rate(e)	92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights  (continued)

Class R3 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.10		$12.89		$15.25	$11.55	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.28		0.16	0.12	0.17
Net realized and unrealized gain (loss) on investment transactions	1.64		0.86		(1.28)	3.77	0.21
Total from investment operations	1.85		1.14		(1.12)	3.89	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.24)		(1.01)	(0.13)	(0.22)
Distributions from net realized gains	(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(0.44)		(0.93)		(1.24)	(0.19)	(0.48)
Net asset value, end of year	$14.51		$13.10		$12.89	$15.25	$11.55
Total Return(b):	14.55%		9.90%		(8.28)%	33.94%	3.12%

Ratios/Supplemental Data:
Net assets, end of year (000)	$55		$41		$31	$1,472	$685
Average net assets (000)	$46		$33		$55	$1,051	$450
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24	%(d)	0.28	%(d)	0.25%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	8.77%		11.21%		8.75%	3.27%	10.14%
Net investment income (loss)	1.58%		2.26%		1.25%	0.89%	1.54%
Portfolio turnover rate(e)	92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 139

PGIM Target Date 2060 Fund

Financial Highlights  (continued)

Class R4 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.11		$12.91		$15.26	$11.56	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.29		0.37	0.14	0.23
Net realized and unrealized gain (loss) on investment transactions	1.66		0.85		(1.47)	3.76	0.17
Total from investment operations	1.88		1.14		(1.10)	3.90	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.25)		(1.02)	(0.14)	(0.23)
Distributions from net realized gains	(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(0.46)		(0.94)		(1.25)	(0.20)	(0.49)
Net asset value, end of year	$14.53		$13.11		$12.91	$15.26	$11.56
Total Return(b):	14.71%		9.93%		(8.12)%	34.14%	3.18%

Ratios/Supplemental Data:
Net assets, end of year (000)	$42		$24		$18	$17	$13
Average net assets (000)	$32		$20		$17	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.14	%(d)	0.18	%(d)	0.16%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	11.45%		16.92%		22.95%	44.92%	112.23%
Net investment income (loss)	1.68%		2.36%		2.60%	1.06%	2.06%
Portfolio turnover rate(e)	92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights  (continued)

Class R5 Shares

	Year Ended July 31,

	2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.13		$12.93		$15.28	$11.57	$11.66
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.28		0.36	0.14	0.21
Net realized and unrealized gain (loss) on investment transactions	1.65		0.88		(1.45)	3.78	0.20
Total from investment operations	1.88		1.16		(1.09)	3.92	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.27)		(1.03)	(0.15)	(0.24)
Distributions from net realized gains	(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(0.47)		(0.96)		(1.26)	(0.21)	(0.50)
Net asset value, end of year	$14.54		$13.13		$12.93	$15.28	$11.57
Total Return(b):	14.73%		10.04%		(8.01)%	34.21%	3.30%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,091		$692		$442	$227	$95
Average net assets (000)	$901		$519		$333	$154	$84
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.08	%(d)	0.06%	0.05%	0.05%
Expenses before waivers and/or expense reimbursement	2.74%		2.92%		2.96%	6.69%	22.80%
Net investment income (loss)	1.72%		2.32%		2.58%	1.02%	1.91%
Portfolio turnover rate(e)	92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.04% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 141

PGIM Target Date 2060 Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,

	2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.15		$12.95		$15.31		$11.58		$11.66
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.33		0.40		0.15		0.24
Net realized and unrealized gain (loss) on investment transactions	1.65		0.85		(1.47)		3.81		0.18
Total from investment operations	1.92		1.18		(1.07)		3.96		0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.29)		(1.06)		(0.17)		(0.24)
Distributions from net realized gains	(0.17)		(0.69)		(0.23)		(0.06)		(0.26)
Total dividends and distributions	(0.49)		(0.98)		(1.29)		(0.23)		(0.50)
Net asset value, end of year	$14.58		$13.15		$12.95		$15.31		$11.58
Total Return(b):	15.02%		10.20%		(7.93)%		34.50%		3.46%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,635		$6,655		$6,246		$5,912		$2,154
Average net assets (000)	$6,030		$6,474		$6,501		$4,213		$1,657
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.06	%(d)	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.06	%(d)(f)	(0.08	)%(d)	(0.09)%		(0.10)%		(0.10)%
Expenses before waivers and/or expense reimbursement	2.25%		2.18%		1.79%		2.32%		7.79%
Net investment income (loss)	2.01%		2.68%		2.85%		1.11%		2.09%
Portfolio turnover rate(g)	92%		42%		64%		35%		44%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.
(e)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights  (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 143

PGIM Target Date 2065 Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 52.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,819	$41,943
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	5,796	248,893
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	5,556	62,060

		352,896

Fixed Income — 7.7%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	4,054	26,918
PGIM Total Return Bond Fund (Class R6)	2,109	25,416

		52,334

International Equity — 39.9%
PGIM Global Real Estate Fund (Class R6)	1,687	33,296
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	5,750	69,920
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	11,456	166,345

		269,561

TOTAL LONG-TERM INVESTMENTS (cost $580,725)		674,791

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,761)	1,761	1,761

TOTAL INVESTMENTS 100.2% (cost $582,486)(wa)		676,552
Liabilities in excess of other assets (0.2)%		(1,213)

NET ASSETS 100.0%		$675,339

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$352,896	$—	$—
Fixed Income	52,334	—	—
International Equity	269,561	—	—
Short-Term Investment
Affiliated Mutual Fund	1,761	—	—

Total	$676,552	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	52.3%	Fixed Income	7.7%
International Equity	39.9	Short-Term	0.3

			100.2
		Liabilities in excess of other assets	(0.2)

			100.0%

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 145

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Affiliated investments (cost $582,486)	$676,552
Due from Manager	43,076
Receivable for investments sold	4,292
Receivable for Fund shares sold	1,380
Prepaid expenses	58

Total Assets	725,358

Liabilities

Audit fee payable	18,550
Custodian and accounting fees payable	14,158
Payable for investments purchased	5,657
Professional fees payable	5,621
Shareholders’ reports payable	2,514
Fund data services payable	2,424
Trustees’ fees payable	800
Affiliated transfer agent fee payable	155
Accrued expenses and other liabilities	80
Distribution fee payable	60

Total Liabilities	50,019

Net Assets	$675,339

Net assets were comprised of:
Shares of beneficial interest, at par	$53
Paid-in capital in excess of par	580,759
Total distributable earnings (loss)	94,527

Net assets, July 31, 2024	$675,339

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class R1

Net asset value, offering price and redemption price per share, ($15,605 ÷ 1,226 shares of beneficial interest issued and outstanding)	$12.73

Class R2

Net asset value, offering price and redemption price per share, ($236,184 ÷ 18,521 shares of beneficial interest issued and outstanding)	$12.75

Class R3

Net asset value, offering price and redemption price per share, ($44,512 ÷ 3,487 shares of beneficial interest issued and outstanding)	$12.77

Class R4

Net asset value, offering price and redemption price per share, ($15,055 ÷ 1,178 shares of beneficial interest issued and outstanding)	$12.78

Class R5

Net asset value, offering price and redemption price per share, ($17,990 ÷ 1,407 shares of beneficial interest issued and outstanding)	$12.79

Class R6

Net asset value, offering price and redemption price per share, ($345,993 ÷ 26,929 shares of beneficial interest issued and outstanding)	$12.85

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 147

PGIM Target Date 2065 Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)
Affiliated dividend income	$12,171

Expenses
Management fee	45
Distribution fee(a)	460
Shareholder servicing fees(a)	14
Custodian and accounting fees	59,207
Professional fees	47,270
Registration fees(a)	20,555
Audit fee	18,550
Shareholders’ reports	12,090
Trustees’ fees	9,600
Fund data services	9,502
Transfer agent’s fees and expenses (including affiliated expense of $1,114)(a)	1,434
Miscellaneous	4,552

Total expenses	183,279
Less: Fee waiver and/or expense reimbursement(a)	(182,680)

Net expenses	599

Net investment income (loss)	11,572

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	31,114
Net capital gain distributions received	11,531
Payment from Manager	672

43,317

Net change in unrealized appreciation (depreciation) on investments	24,155

Net gain (loss) on investment transactions	67,472

Net Increase (Decrease) In Net Assets Resulting From Operations	$79,044

(a) Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	67	362	31	—	—	—
Shareholder servicing fees	—	—	14	—	—	—
Registration fees	3,253	5,105	3,055	3,055	3,112	2,975
Transfer agent’s fees and expenses	56	539	95	36	100	608
Fee waiver and/or expense reimbursement	(6,819)	(44,565)	(11,618)	(6,646)	(7,467)	(105,565)

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,572	$10,323
Net realized gain (loss) on investment transactions	31,786	(23,737)
Net capital gain distributions received	11,531	12,593
Net change in unrealized appreciation (depreciation) on investments	24,155	57,897

Net increase (decrease) in net assets resulting from operations	79,044	57,076

Dividends and Distributions
Distributions from distributable earnings
Class R1	(203)	(481)
Class R2	(2,208)	(3,621)
Class R3	(608)	(532)
Class R4	(277)	(545)
Class R5	(347)	(664)
Class R6	(10,419)	(15,753)

	(14,062)	(21,596)

Fund share transactions
Net proceeds from shares sold	370,461	315,760
Net asset value of shares issued in reinvestment of dividends and distributions	14,062	21,596
Cost of shares purchased	(443,228)	(162,372)

Net increase (decrease) in net assets from Fund share transactions	(58,705)	174,984

Total increase (decrease)	6,277	210,464

Net Assets:

Beginning of year	669,062	458,598

End of year	$675,339	$669,062

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 149

PGIM Target Date 2065 Fund

Financial Highlights

Class R1 Shares
							December 16, 2019(a) through July 31, 2020
	Year Ended July 31,
	2024		2023		2022	2021

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.32		$10.80		$12.74	$9.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.18		0.26	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	1.45		0.78		(1.25)	3.18	(0.41)
Total from investment operations	1.59		0.96		(0.99)	3.24	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.16)		(0.79)	(0.05)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.18)		(0.44)		(0.95)	(0.06)	(0.05)
Net asset value, end of period	$12.73		$11.32		$10.80	$12.74	$9.56
Total Return(c):	14.21%		9.50%		(8.61)%	33.98%	(3.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$13		$12	$13	$10
Average net assets (000)	$13		$12		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.57	%(e)	0.87	%(e)	0.66%	0.65%	0.65%(f)
Expenses before waivers and/or expense reimbursement	51.69%		60.29%		59.08%	96.73%	485.07%(f)
Net investment income (loss)	1.24%		1.68%		2.16%	0.55%	0.32%(f)
Portfolio turnover rate(g)	112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights  (continued)

Class R2 Shares
							December 16, 2019(a) through July 31, 2020
	Year Ended July 31,
	2024		2023		2022	2021

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.34		$10.82		$12.77	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.18		0.23	0.07	0.03
Net realized and unrealized gain (loss) on investment transactions	1.43		0.81		(1.20)	3.20	(0.40)
Total from investment operations	1.60		0.99		(0.97)	3.27	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.19)		(0.82)	(0.07)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.19)		(0.47)		(0.98)	(0.08)	(0.05)
Net asset value, end of period	$12.75		$11.34		$10.82	$12.77	$9.58
Total Return(c):	14.26%		9.77%		(8.45)%	34.30%	(3.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$236		$114		$73	$36	$12
Average net assets (000)	$145		$89		$65	$22	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32	%(e)	0.65	%(e)	0.41%	0.40%	0.40%(f)
Expenses before waivers and/or expense reimbursement	31.06%		36.05%		34.43%	71.91%	446.28%(f)
Net investment income (loss)	1.42%		1.74%		1.97%	0.63%	0.49%(f)
Portfolio turnover rate(g)	112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes certain non-recurring expenses of 0.62%, which were voluntarily waived by the Manager, and 0.25% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 151

PGIM Target Date 2065 Fund

Financial Highlights  (continued)

Class R3 Shares
							December 16, 2019(a) through July 31, 2020
	Year Ended July 31,
	2024		2023		2022	2021

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.35		$10.83		$12.78	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.16		0.30	0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	1.50		0.85		(1.25)	3.18	(0.40)
Total from investment operations	1.64		1.01		(0.95)	3.29	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.21)		(0.84)	(0.09)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.22)		(0.49)		(1.00)	(0.10)	(0.05)
Net asset value, end of period	$12.77		$11.35		$10.83	$12.78	$9.59
Total Return(c):	14.64%		9.94%		(8.30)%	34.44%	(3.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45		$21		$12	$13	$10
Average net assets (000)	$31		$15		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.16	%(e)	0.53	%(e)	0.26%	0.25%	0.25%(f)
Expenses before waivers and/or expense reimbursement	37.43%		53.40%		58.37%	96.05%	484.23%(f)
Net investment income (loss)	1.22%		1.54%		2.56%	0.95%	0.72%(f)
Portfolio turnover rate(g)	112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes certain non-recurring expenses of 0.69%, which were voluntarily waived by the Manager, and 0.28% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights  (continued)

Class R4 Shares
							December 16, 2019(a) through July 31, 2020
	Year Ended July 31,
	2024		2023		2022	2021

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.36		$10.84		$12.79	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.23		0.32	0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	1.46		0.79		(1.26)	3.19	(0.41)
Total from investment operations	1.66		1.02		(0.94)	3.31	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.22)		(0.85)	(0.10)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.24)		(0.50)		(1.01)	(0.11)	(0.05)
Net asset value, end of period	$12.78		$11.36		$10.84	$12.79	$9.59
Total Return(c):	14.87%		10.04%		(8.21)%	34.66%	(3.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$13		$12	$13	$10
Average net assets (000)	$14		$12		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.07	%(e)	0.37	%(e)	0.16%	0.15%	0.15%(f)
Expenses before waivers and/or expense reimbursement	49.20%		59.30%		58.20%	95.88%	484.02%(f)
Net investment income (loss)	1.75%		2.18%		2.66%	1.04%	0.82%(f)
Portfolio turnover rate(g)	112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 153

PGIM Target Date 2065 Fund

Financial Highlights  (continued)

Class R5 Shares
							December 16, 2019(a) through July 31, 2020
	Year Ended July 31,
	2024		2023		2022	2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.37		$10.85		$12.80	$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.24		0.32	0.13	0.05
Net realized and unrealized gain (loss) on investment transactions	1.46		0.79		(1.24)	3.19	(0.40)
Total from investment operations	1.67		1.03		(0.92)	3.32	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.23)		(0.87)	(0.11)	(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.25)		(0.51)		(1.03)	(0.12)	(0.05)
Net asset value, end of period	$12.79		$11.37		$10.85	$12.80	$9.60
Total Return(c):	14.98%		10.15%		(8.11)%	34.74%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$16		$14	$14	$11
Average net assets (000)	$16		$14		$14	$13	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)	0.27	%(f)	0.06%	0.05%	0.05%(g)
Expenses before waivers and/or expense reimbursement	46.25%		55.47%		54.91%	93.88%	458.95%(g)
Net investment income (loss)	1.82%		2.28%		2.72%	1.14%	0.83%(g)
Portfolio turnover rate(h)	112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(f)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(g)	Annualized.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights  (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 155

PGIM Target Date 2065 Fund

Financial Highlights  (continued)

Class R6 Shares
									December 16, 2019(a) through July 31, 2020
	Year Ended July 31,
	2024		2023		2022		2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.38		$10.86		$12.81		$9.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.22		0.32		0.11		0.01
Net realized and unrealized gain (loss) on investment transactions	1.48		0.82		(1.23)		3.22		(0.35)
Total from investment operations	1.72		1.04		(0.91)		3.33		(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.24)		(0.88)		(0.12)		(0.05)
Distributions from net realized gains	(0.08)		(0.28)		(0.16)		(0.01)		-
Total dividends and distributions	(0.25)		(0.52)		(1.04)		(0.13)		(0.05)
Net asset value, end of period	$12.85		$11.38		$10.86		$12.81		$9.61
Total Return(c):	15.43%		10.32%		(7.97)%		34.88%		(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$346		$492		$336		$433		$141
Average net assets (000)	$399		$368		$435		$331		$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)	0.15	%(e)(f)	0.00	%(f)	0.00	%(f)	0.00%(f)(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(h)	0.15	%(e)	(0.09)%		(0.10)%		(0.11)%(g)
Expenses before waivers and/or expense reimbursement	26.44%		30.77%		25.56%		34.59%		166.46%(g)
Net investment income (loss)	2.11%		2.11%		2.70%		0.93%		0.11%(g)
Portfolio turnover rate(i)	112%		45%		67%		94%		19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes certain non-recurring expenses of 0.66%, which were voluntarily waived by the Manager, and 0.24% which are being excluded from the Fund’s contractual waiver for the years ended July 31, 2024 and 2023, respectively.

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights  (continued)

(g)	Annualized.
(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 157

PGIM 60/40 Allocation Fund

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 60.2%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	2,948,150	$67,630,570
Fixed Income — 39.7%
PGIM Total Return Bond Fund (Class R6)	3,694,517	44,518,932

TOTAL LONG-TERM INVESTMENTS (cost $92,872,829)		112,149,502

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $126,008)	126,008	126,008

TOTAL INVESTMENTS 100.0% (cost $92,998,837)(wa)		112,275,510
Liabilities in excess of other assets (0.0)%		(35,243)

NET ASSETS 100.0%		$112,240,267

Below is a list of the abbreviation(s) used in the annual report:

SOFR—Secured Overnight Financing Rate

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Schedule of Investments (continued)

as of July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$67,630,570	$—	$—
Fixed Income	44,518,932	—	—
Short-Term Investment
Affiliated Mutual Fund	126,008	—	—

Total	$112,275,510	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Domestic Equity	60.2%
Fixed Income	39.7
Short-Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*  Less than 0.05%

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 159

PGIM 60/40 Allocation Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Affiliated investments (cost $92,998,837)	$112,275,510
Receivable for investments sold	613,428
Due from Manager	10,031
Receivable for Fund shares sold	183
Prepaid expenses and other assets	569

Total Assets	112,899,721

Liabilities
Payable for investments purchased	608,097
Accrued expenses and other liabilities	25,600
Audit fees payable	21,732
Payable for Fund shares purchased	3,115
Trustees’ fees payable	893
Affiliated transfer agent fee payable	17

Total Liabilities	659,454

Net Assets	$112,240,267

Net assets were comprised of:
Shares of beneficial interest, at par	$8,248
Paid-in capital in excess of par	96,194,873
Total distributable earnings (loss)	16,037,146

Net assets, July 31, 2024	$112,240,267

Class R6
Net asset value, offering price and redemption price per share, ($112,240,267 ÷ 8,248,067 shares of beneficial interest issued and outstanding)	$13.61

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Affiliated dividend income	$2,893,973

Expenses
Management fee	20,152
Custodian and accounting fees	41,243
Professional fees	38,481
Audit fee	21,730
Shareholders’ reports	14,985
Trustees’ fees	10,949
Fund data services	4,276
Transfer agent’s fees and expenses (including affiliated expense of $124)	161
Miscellaneous	4,949

Total expenses	156,926
Less: Fee waiver and/or expense reimbursement	(119,519)

Net expenses	37,407

Net investment income (loss)	2,856,566

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(841,760)
Net capital gain distributions received	1,270,856

429,096

Net change in unrealized appreciation (depreciation) on investments	13,663,202

Net gain (loss) on investment transactions	14,092,298

Net Increase (Decrease) In Net Assets Resulting From Operations	$16,948,864

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 161

PGIM 60/40 Allocation Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,856,566	$2,665,060
Net realized gain (loss) on investment transactions	(841,760)	(2,715,273)
Net capital gain distributions received	1,270,856	523,209
Net change in unrealized appreciation (depreciation) on investments	13,663,202	5,497,789

Net increase (decrease) in net assets resulting from operations	16,948,864	5,970,785

Dividends and Distributions
Distributions from distributable earnings
Class R6	(2,933,603)	(4,750,724)

Fund share transactions
Net proceeds from shares sold (1,231,220 and 1,435,984 shares, respectively)	15,250,533	15,984,728
Net asset value of shares issued in reinvestment of dividends and distributions (243,298 and 450,306 shares, respectively)	2,933,603	4,750,724
Cost of shares purchased (1,012,502 and 1,042,521 shares, respectively)	(12,726,682)	(11,722,685)

Net increase (decrease) in net assets from Fund share transactions	5,457,454	9,012,767

Total increase (decrease)	19,472,715	10,232,828

Net Assets:

Beginning of year	92,767,552	82,534,724

End of year	$112,240,267	$92,767,552

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Financial Highlights

Class R6 Shares

	Year Ended July 31,

	2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.91	$11.89		$13.59	$11.53	$11.09
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.35		0.25	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	1.71	0.32	(b)	(1.04)	2.15	0.72
Total from investment operations	2.06	0.67		(0.79)	2.37	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.30)		(0.85)	(0.19)	(0.33)
Distributions from net realized gains	(0.02)	(0.35)		(0.06)	(0.12)	(0.19)
Total dividends and distributions	(0.36)	(0.65)		(0.91)	(0.31)	(0.52)
Net asset value, end of year	$13.61	$11.91		$11.89	$13.59	$11.53
Total Return(c):	17.67%	6.35%		(6.34)%	20.93%	8.75%

Ratios/Supplemental Data:
Net assets, end of year (000)	$112,240	$92,768		$82,535	$76,709	$32,266
Average net assets (000)	$100,762	$84,138		$82,858	$53,068	$23,312
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.04%	0.04	%(e)	0.03%	0.04%	0.03%
Expenses before waivers and/or expense reimbursement	0.16%	0.19%		0.17%	0.27%	0.72%
Net investment income (loss)	2.83%	3.17%		1.97%	1.76%	2.15%
Portfolio turnover rate(f)	18%	21%		20%	22%	30%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, respectively which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 163

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: PGIM Target Date Income Fund (“Target Date Income”), PGIM Target Date 2015 Fund (“Target Date 2015”), PGIM Target Date 2020 Fund (“Target Date” 2020), PGIM Target Date 2025 Fund (“Target Date 2025”), PGIM Target Date 2030 Fund (“Target Date 2030”), PGIM Target Date 2035 Fund (“Target Date 2035”), PGIM Target Date 2040 Fund (“Target Date 2040”), PGIM Target Date 2045 Fund (“Target Date 2045”), PGIM Target Date 2050 Fund (“Target Date 2050”), PGIM Target Date 2055 Fund (“Target Date 2055”), PGIM Target Date 2060 Fund (“Target Date 2060”), PGIM Target Date 2065 Fund (“Target Date 2065”) (each a “Target Date Fund” or collectively the “PGIM Target Date Funds” or “Target Date Funds”) and PGIM 60/40 Allocation Fund (“60/40 Allocation”) (the Target Date Funds and 60/40 Allocation Fund are each referred to as a “Fund” and collectively the “Funds”). Target Date Funds are formerly known as Prudential Day One Funds. The Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each Fund is to seek a balance between growth and conservation of capital. Each Fund seeks to achieve its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (each, an “Underlying Fund”).

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the

“Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Investments in open-end funds (other than exchanged-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Notes to Financial Statements (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than Target Date Income:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Target Date Income:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into a subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions”) with respect to the PGIM Target Date Funds, and with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) with respect to the 60/40 Allocation Fund (each a “subadviser” and collectively the “subadvisers”). Effective December 11, 2023, PGIM DC Solutions replaced PGIM Quantitative Solutions LLC as the Target Date Funds’ subadviser, but the Target Date Funds’ portfolio management team remained the same.

Through December 10, 2023, each Target Date Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.02% of the Target Date Fund’s average daily net assets, accrued daily and payable monthly. Effective December 11, 2023, the management fee was contractually reduced to an annual rate of 0.00% of each of the Target Date Fund’s average daily net assets. The 60/40 Allocation Fund pays PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.02% of the Fund’s average daily net assets, accrued daily and payable monthly. All amounts paid or payable by the Funds to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Separately, the Manager has voluntarily agreed to waive certain non-recurring expenses for the Target Date 2065 Fund.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class of the Target Date Funds to the same extent that it waives such expenses on any other share class of the Target Date Funds. Fund fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. With respect to

Notes to Financial Statements (continued)

the Target Date Funds, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. With respect to the 60/40 Allocation Fund, this waiver may not be terminated prior to November 30, 2025 without the prior approval of the Fund’s Board of Trustees. The expense limitations attributable to each class are as follows:

Fund	Expense Limitations*	Prior Expense Limitations
Target Date Funds - Class R1	1.00%	1.15%
Target Date Funds - Class R2	0.75	0.90
Target Date Funds - Class R3	0.60	0.75
Target Date Funds - Class R4	0.50	0.65
Target Date Funds - Class R5	0.40	0.55
Target Date Funds - Class R6	0.25	0.40
60/40 Allocation - Class R6	0.40	0.40

*Effective December 11, 2023 for the Target Date Funds.

The RIC, on behalf of each Fund, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund. The Target Date Funds compensate PIMS for distributing and servicing the Target Date Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Target Date Fund compensates PIMS for distribution related activities at an annual rate of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund.

The Target Date Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Funds’ annual gross and net distribution rates and maximum shareholder servicing fee,

where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Target Date Funds - Class R1	0.50%	0.50%	0.10%
Target Date Funds - Class R2	0.25	0.25	0.10
Target Date Funds - Class R3	0.10	0.10	0.10
Target Date Funds - Class R4	N/A	N/A	0.10
Target Date Funds - Class R5	N/A	N/A	N/A
Target Date Funds - Class R6	N/A	N/A	N/A
60/40 Allocation - Class R6	N/A	N/A	N/A

PGIM Investments, PIMS, PGIM DC Solutions, PGIM Quantitative Solutions, and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly- owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Target Date Income	$ 6,881,608	$11,963,823
Target Date 2015	3,318,975	3,601,483
Target Date 2020	14,751,858	21,728,897
Target Date 2025	25,726,940	42,876,587
Target Date 2030	34,410,236	48,448,199
Target Date 2035	31,466,013	44,163,618
Target Date 2040	31,320,869	40,233,129
Target Date 2045	22,305,039	31,758,113
Target Date 2050	14,982,390	23,130,182
Target Date 2055	7,847,591	9,336,857
Target Date 2060	6,879,718	6,911,421

Notes to Financial Statements (continued)

Fund	Cost of Purchases	Proceeds from Sales
Target Date 2065	$693,125	$742,384
60/40 Allocation	25,284,072	18,648,921

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2024, is presented as follows:

Target Date Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 3,591,710	$ 451,681	$ 1,279,531	$ 264,059	$(227,093)	$ 2,800,826	323,421	$116,555	$ —

PGIM Global Real Estate Fund (Class R6)
1,353,201	306,717	685,021	86,717	(16,327)	1,045,287	52,953	34,411	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
226,702	102,793	146,993	16,352	11,462	210,316	14,134	2,228	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,346,777	410,093	598,802	(7,847)	(94,131)	1,056,090	159,050	50,572	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,032,529	191,655	470,715	2,665	57,395	813,529	56,028	31,133	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
2,381,826	131,867	2,568,602	(683,054)	737,963	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	3,714,746	1,457,226	464,059	108,646	2,830,225	65,911	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
226,004	136,531	175,553	13,430	9,960	210,372	18,834	2,691	13,026

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,304,931	199,411	1,403,181	(414,466)	313,305	—	—	10,690	103,984

PGIM TIPS Fund (Class R6)
5,169,286	776,810	1,864,501	320,866	(371,046)	4,031,415	478,790	221,614	—

PGIM Total Return Bond Fund (Class R6)
3,597,943	459,304	1,313,698	325,450	(269,550)	2,799,449	232,319	158,193	—
$20,230,909	$6,881,608	$11,963,823	$ 388,231	$ 260,584	$15,797,509		$628,087	$117,010

Target Date Income (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 2,316,614	$ 666,447	$ 1,177,595	$ —	$ —	$ 1,805,466	1,805,466	$112,510	$ —
$22,547,523	$7,548,055	$13,141,418	$388,231	$260,584	$17,602,975		$740,597	$117,010

Target Date 2015:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$1,448,180	$ 268,887	$ 212,522	$ 53,591	$(35,666)	$1,522,470	175,805	$ 53,489	$ —

PGIM Global Real Estate Fund (Class R6)
589,851	141,106	178,534	36,041	1,868	590,332	29,905	16,696	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
103,759	43,753	40,431	13,556	2,100	122,737	8,248	1,024	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
587,050	186,244	133,011	(24,552)	(19,295)	596,436	89,825	22,086	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
508,777	93,094	147,062	20,619	13,985	489,413	33,706	15,321	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,124,413	55,695	1,206,952	(385,719)	412,563	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	1,777,222	420,994	271,483	32,626	1,660,337	38,666	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
103,439	61,809	55,915	10,121	3,316	122,770	10,991	1,230	5,954

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
609,999	88,177	651,591	(219,434)	172,849	—	—	4,984	48,480

PGIM TIPS Fund (Class R6)
2,214,067	382,603	318,456	33,243	(54,482)	2,256,975	268,049	108,713	—

PGIM Total Return Bond Fund (Class R6)
1,568,318	220,385	236,015	76,999	(48,678)	1,581,009	131,204	76,365	—
$8,857,853	$3,318,975	$3,601,483	$(114,052)	$481,186	$8,942,479		$299,908	$54,434

Notes to Financial Statements (continued)

Target Date 2015 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 998,336	$424,983	$414,252	$—	$—	$1,009,067	1,009,067	$53,160	$—
$9,856,189	$3,743,958	$4,015,735	$(114,052)	$481,186	$9,951,546		$353,068	$54,434

Target Date 2020:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 5,195,764	$725,468	$1,461,006	$264,694	$(198,342)	$4,526,578	522,699	$172,733	$—

PGIM Global Real Estate Fund (Class R6)
2,485,756	526,946	1,046,458	127,898	17,522	2,111,664	106,974	64,482	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
503,890	227,176	281,016	46,771	20,119	516,940	34,741	4,950	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,473,963	763,955	912,425	(63,742)	(128,213)	2,133,538	321,316	92,862	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,746,100	471,871	1,091,454	30,382	129,750	2,286,649	157,483	82,271	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
5,733,287	247,325	6,109,735	(1,916,524)	2,045,647	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	8,667,681	2,976,058	1,148,329	192,887	7,032,839	163,783	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
506,491	292,029	337,058	33,278	22,338	517,078	46,292	5,993	29,005

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
2,901,306	400,393	3,075,613	(1,037,879)	811,793	—	—	23,796	231,461

PGIM TIPS Fund (Class R6)
8,752,572	1,537,279	2,571,842	323,842	(393,312)	7,648,539	908,378	388,878	—

Target Date 2020 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 6,444,006	$891,735	$1,866,232	$464,504	$(349,272)	$5,584,741	463,464	$289,319	$—
$37,743,135	$14,751,858	$21,728,897	$(578,447)	$2,170,917	$32,358,566		$1,125,284	$260,466

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 3,633,150	$1,057,877	$1,493,786	$—	$—	$3,197,241	3,197,241	$182,420	$—
$41,376,285	$15,809,735	$23,222,683	$(578,447)	$2,170,917	$35,555,807		$1,307,704	$260,466

Target Date 2025:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 6,646,158	$1,598,126	$2,938,535	$487,856	$(421,926)	$5,371,679	620,286	$207,841	$—

PGIM Global Real Estate Fund (Class R6)
3,852,266	899,679	2,075,045	220,548	(33,576)	2,863,872	145,080	90,567	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
948,690	441,191	641,125	69,555	36,442	854,753	57,443	8,608	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,833,997	1,263,372	1,925,201	(19,599)	(258,981)	2,893,588	435,781	134,222	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,303,696	967,381	2,639,757	(55,857)	310,814	3,886,277	267,650	148,080	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,317,967	419,006	10,928,995	(3,148,398)	3,340,420	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	14,877,063	6,046,720	1,772,940	359,964	10,963,247	255,315	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,022,977	537,731	791,497	33,231	52,541	854,983	76,543	11,279	54,595

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
5,066,300	653,913	5,339,614	(1,789,072)	1,408,473	—	—	38,684	376,255

PGIM TIPS Fund (Class R6)
12,540,481	2,524,092	5,449,175	749,223	(855,883)	9,508,738	1,129,304	502,652	—

PGIM Total Return Bond Fund (Class R6)
9,602,422	1,545,386	4,100,923	897,243	(753,465)	7,190,663	596,736	390,420	—

Notes to Financial Statements (continued)

Target Date 2025 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
$59,134,954	$25,726,940	$42,876,587	$(782,330)	$3,184,823	$44,387,800		$1,532,353	$430,850

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 4,965,066	$1,507,782	$2,628,205	$—	$—	$3,844,643	3,844,643	$228,317	$—
$64,100,020	$27,234,722	$45,504,792	$(782,330)	$3,184,823	$48,232,443		$1,760,670	$430,850

Target Date 2030:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds:

PGIM Core Conservative Bond Fund (Class R6)
$ 4,711,446	$1,306,455	$1,963,818	$326,573	$(270,225)	$4,110,431	474,646	$159,547	$—

PGIM Global Real Estate Fund (Class R6)
3,944,561	1,091,282	2,027,244	288,754	(67,894)	3,229,459	163,600	102,756	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,354,692	581,829	844,725	100,723	63,773	1,256,292	84,428	13,312	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,664,147	1,620,356	1,846,175	(18,732)	(265,327)	3,154,269	475,041	140,827	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
654,903	161,307	301,836	24,914	10,309	549,597	45,197	22,533	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,739,414	1,406,446	3,267,794	36,391	331,456	5,245,913	361,289	205,639	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
12,065,166	714,464	13,055,784	(3,423,387)	3,699,541	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	19,750,622	8,143,283	2,378,021	421,890	14,407,250	335,520	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,462,525	821,159	1,155,032	67,065	60,914	1,256,631	112,500	17,623	85,302

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
6,696,124	1,034,389	7,201,003	(2,225,431)	1,695,921	—	—	55,822	542,965

Target Date 2030 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM TIPS Fund (Class R6)
$10,875,521	$3,626,048	$4,768,378	$708,587	$(802,140)	$9,639,638	1,144,850	$496,290	$—

PGIM Total Return Bond Fund (Class R6)
9,308,111	2,295,879	3,873,127	866,097	(704,514)	7,892,446	654,975	420,234	—
$61,476,610	$34,410,236	$48,448,199	$(870,425)	$4,173,704	$50,741,926		$1,634,583	$628,267

Short-Term Investments - Affiliated Mutual Fund:
PGIM Core Ultra Short Bond Fund
$ 4,159,383	$1,894,088	$2,366,135	$—	$—	$3,687,336	3,687,336	$213,453	$—
$65,635,993	$36,304,324	$50,814,334	$(870,425)	$4,173,704	$54,429,262		$1,848,036	$628,267

Target Date 2035:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,912,435	$972,752	$1,495,166	$251,402	$(216,383)	$2,425,040	280,028	$89,408	$—

PGIM Global Real Estate Fund (Class R6)
2,926,145	1,047,646	1,707,761	229,297	(82,007)	2,413,320	122,255	71,570	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,591,346	768,855	1,076,365	159,704	4,896	1,448,436	97,341	14,172	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,600,167	1,162,371	1,460,788	(10,963)	(188,611)	2,102,176	316,593	91,376	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,665,599	468,133	996,777	31,639	21,149	1,189,743	97,841	52,184	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,760,435	1,747,734	3,525,311	32,451	273,912	5,289,221	364,271	187,829	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,979,081	599,167	11,760,746	(2,920,373)	3,102,871	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	18,175,118	7,057,760	2,214,128	215,348	13,546,834	315,483	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,790,691	979,549	1,406,152	68,427	58,186	1,490,701	133,456	19,647	95,101

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
6,807,467	965,039	7,245,161	(2,260,548)	1,733,203	—	—	52,133	507,081

Notes to Financial Statements (continued)

Target Date 2035 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM TIPS Fund (Class R6)
$ 5,936,008	$2,407,173	$3,191,975	$473,166	$(516,734)	$5,107,638	606,608	$248,078	$—

PGIM Total Return Bond Fund (Class R6)
6,147,573	2,172,476	3,239,656	688,867	(587,268)	5,181,992	430,041	257,326	—
$50,116,947	$31,466,013	$44,163,618	$(1,042,803)	$3,818,562	$40,195,101		$1,083,723	$602,182

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 2,068,404	$1,533,811	$1,669,889	$—	$—	$1,932,326	1,932,326	$100,794	$—
$52,185,351	$32,999,824	$45,833,507	$(1,042,803)	$3,818,562	$42,127,427		$1,184,517	$602,182

Target Date 2040 :

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,192,619	$798,584	$1,045,294	$164,764	$(132,362)	$1,978,311	228,442	$72,422	$—

PGIM Global Real Estate Fund (Class R6)
2,328,671	780,231	1,226,793	182,989	(43,794)	2,021,304	102,396	60,908	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,764,777	1,019,079	1,141,556	184,666	35,821	1,862,787	125,187	17,014	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,317,583	1,149,718	1,234,618	(15,471)	(174,793)	2,042,419	307,593	89,002	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
2,319,657	708,011	1,185,412	83,700	22,606	1,948,562	160,244	79,750	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
7,444,076	1,917,046	3,247,312	182,055	246,748	6,542,613	450,593	226,956	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
10,458,671	397,054	11,090,850	(2,681,910)	2,917,035	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	19,188,716	7,397,154	2,293,124	275,847	14,360,533	334,433	—	—

Target Date 2040 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
$ 2,375,424	$1,210,378	$1,664,876	$114,211	$72,253	$2,107,390	188,665	$28,600	$138,437

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
6,662,293	891,225	7,024,980	(2,139,581)	1,611,043	—	—	55,530	540,124

PGIM TIPS Fund (Class R6)
3,620,072	1,660,695	1,840,590	258,121	(281,539)	3,416,759	405,791	163,693	—

PGIM Total Return Bond Fund (Class R6)
4,397,484	1,600,132	2,133,694	431,376	(344,703)	3,950,595	327,850	196,254	—
$45,881,327	$31,320,869	$40,233,129	$(941,956)	$4,204,162	$40,231,273		$990,129	$678,561

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 641,764	$684,268	$604,262	$—	$—	$721,770	721,770	$34,775	$—
$46,523,091	$32,005,137	$40,837,391	$(941,956)	$4,204,162	$40,953,043		$1,024,904	$678,561

Target Date 2045:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,145,476	$552,269	$695,642	$93,837	$(76,923)	$1,019,017	117,669	$37,133	$—

PGIM Global Real Estate Fund (Class R6)
1,692,527	516,075	991,695	126,020	(32,754)	1,310,173	66,371	41,431	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,421,966	644,078	911,809	109,705	38,425	1,302,365	87,525	13,483	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,549,634	815,650	968,917	5,395	(130,804)	1,270,958	191,409	58,012	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
2,178,210	630,152	1,201,569	65,191	13,979	1,685,963	138,648	72,923	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,232,226	1,524,526	3,102,098	45,808	258,971	4,959,433	341,559	185,026	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
7,887,874	307,988	8,363,537	(1,884,517)	2,052,192	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	13,873,398	5,929,848	1,560,830	187,659	9,692,039	225,711	—	—

Notes to Financial Statements (continued)

Target Date 2045 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
$ 2,292,946	$989,855	$1,748,699	$45,713	$81,546	$1,661,361	148,734	$26,882	$130,121

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
5,034,549	655,863	5,298,919	(1,540,471)	1,148,978	—	—	40,759	396,463

PGIM TIPS Fund (Class R6)
1,484,107	846,042	951,262	115,721	(123,583)	1,371,025	162,830	65,702	—

PGIM Total Return Bond Fund (Class R6)
2,834,751	949,143	1,594,118	286,626	(231,471)	2,244,931	186,301	116,994	—
$33,754,266	$22,305,039	$31,758,113	$(970,142)	$3,186,215	$26,517,265		$658,345	$526,584

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 77,740	$229,919	$260,322	$—	$—	$47,337	47,337	$1,597	$—
$33,832,006	$22,534,958	$32,018,435	$(970,142)	$3,186,215	$26,564,602		$659,942	$526,584

Target Date 2050:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 355,122	$177,644	$261,203	$26,317	$(21,607)	$276,273	31,902	$10,938	$—

PGIM Global Real Estate Fund (Class R6)
1,115,020	351,334	756,880	79,032	(24,811)	763,695	38,688	25,947	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,048,822	428,980	760,213	49,803	40,937	808,329	54,323	9,710	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
887,734	445,144	642,797	8,280	(80,983)	617,378	92,979	33,072	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,710,442	543,703	1,098,906	36,159	12,902	1,204,300	99,038	56,963	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
4,616,214	1,252,387	2,786,427	(20,725)	214,111	3,275,560	225,590	136,330	—

Target Date 2050 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
$ 5,256,477	$ 252,255	$ 5,621,162	$(1,250,008)	$1,362,438	$ —	—	$ —	$ —

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	9,392,226	4,651,894	950,621	147,940	5,838,893	135,978	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,823,404	798,468	1,468,946	26,538	59,492	1,238,956	110,918	21,265	102,935

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
3,470,217	485,059	3,686,332	(981,062)	712,118	—	—	27,925	271,624

PGIM TIPS Fund (Class R6)
355,535	187,854	264,675	28,679	(30,755)	276,638	32,855	14,527	—

PGIM Total Return Bond Fund (Class R6)
1,600,729	667,336	1,130,747	159,908	(131,322)	1,165,904	96,756	64,705	—
$22,239,716	$14,982,390	$23,130,182	$(886,458)	$2,260,460	$15,465,926		$401,382	$374,559

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 61,566	$ 211,891	$ 232,558	$ —	$ —	$ 40,899	40,899	$ 1,225	$ —
$22,301,282	$15,194,281	$23,362,740	$(886,458)	$2,260,460	$15,506,825		$402,607	$374,559

Target Date 2055:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ —	$ 130,601	$ 48,221	$ 223	$ (266)	$ 82,337	9,508	$ 1,584	$ —

PGIM Global Real Estate Fund (Class R6)
454,250	220,826	294,964	29,421	151	409,684	20,754	12,029	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
449,188	312,255	326,970	42,247	11,321	488,041	32,798	4,432	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
361,659	254,515	254,071	(3,301)	(27,608)	331,194	49,879	14,386	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
769,222	391,542	469,901	30,389	5,152	726,404	59,737	27,327	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,057,837	871,227	1,148,036	41,176	76,430	1,898,634	130,760	64,824	—

Notes to Financial Statements (continued)

Target Date 2055 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
$2,118,832	$ 166,745	$2,336,029	$(534,069)	$ 584,521	$ —	—	$ —	$ —

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	4,442,052	1,861,594	461,054	55,857	3,097,369	72,132	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
791,083	482,116	606,302	34,370	21,098	722,365	64,670	9,842	47,639

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,406,493	246,671	1,540,711	(438,630)	326,177	—	—	11,963	116,370

PGIM TIPS Fund (Class R6)
108,632	61,625	71,015	846	(1,153)	98,935	11,750	4,735	—

PGIM Total Return Bond Fund (Class R6)
543,439	267,416	379,043	41,344	(28,758)	444,398	36,880	22,572	—
$9,060,635	$7,847,591	$9,336,857	$(294,930)	$1,022,922	$8,299,361		$173,694	$164,009

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 54,345	$ 203,493	$ 221,397	$ —	$ —	$ 36,441	36,441	$ 885	$ —
$9,114,980	$8,051,084	$9,558,254	$(294,930)	$1,022,922	$8,335,802		$174,579	$164,009

Target Date 2060:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 385,784	$ 207,922	$ 206,172	$ 33,242	$ (5,798)	$ 414,978	21,022	$ 11,102	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
384,586	291,356	227,017	53,572	1,869	504,366	33,896	3,721	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
307,150	238,870	185,243	(6,780)	(18,524)	335,473	50,523	12,000	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
707,086	382,298	349,701	47,729	(2,464)	784,948	64,552	24,668	—

Target Date 2060 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
$1,853,649	$884,552	$801,277	$108,526	$19,294	$2,064,744	142,200	$57,384	$—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
1,769,505	158,945	1,968,283	(359,225)	399,058	—	—	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	3,766,535	1,183,107	470,167	28,151	3,081,746	71,769	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
689,630	445,267	442,040	56,255	5,972	755,084	67,599	8,425	40,784

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
1,197,585	221,563	1,323,680	(253,456)	157,988	—	—	10,031	97,562

PGIM Total Return Bond Fund (Class R6)
399,995	282,410	224,901	28,719	(19,410)	466,813	38,740	19,921	—
$7,694,970	$6,879,718	$6,911,421	$178,749	$566,136	$8,408,152		$147,252	$138,346

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 51,601	$183,463	$201,622	$—	$—	$33,442	33,442	$847	$—
$7,746,571	$7,063,181	$7,113,043	$178,749	$566,136	$8,441,594		$148,099	$138,346

Target Date 2065:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 33,525	$23,571	$25,661	$2,492	$(631)	$33,296	1,687	$939	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
33,816	34,066	29,936	4,541	(544)	41,943	2,819	312	—

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
26,698	24,776	22,404	(433)	(1,719)	26,918	4,054	994	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
67,337	48,716	49,688	3,958	(403)	69,920	5,750	2,238	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
164,059	102,830	109,218	8,195	479	166,345	11,456	4,833	—

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
154,736	9,126	166,488	(22,822)	25,448	—	—	—	—

Notes to Financial Statements (continued)

Target Date 2065 (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
$ —	$364,823	$156,491	$36,189	$ 4,372	$248,893	5,796	$ —	$ —

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
59,923	49,295	51,348	4,559	(369)	62,060	5,556	698	3,377

PGIM Quant Solutions US Broad Market Index Fund (Class R6)
104,619	15,735	111,826	(13,921)	5,393	—	—	838	8,154

PGIM Total Return Bond Fund (Class R6)
24,068	20,187	19,324	1,397	(912)	25,416	2,109	1,138	—
$668,781	$693,125	$742,384	$24,155	$31,114	$674,791		$11,990	$11,531

Short-Term Investments - Affiliated Mutual Fund(wa):
PGIM Core Ultra Short Bond Fund
$ 552	$ 5,749	$ 4,540	$ —	$ —	$ 1,761	1,761	$ 181	$ —
$669,333	$698,874	$746,924	$24,155	$31,114	$676,552		$12,171	$11,531

60/40 Allocation:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
$55,599,737	$12,326,125	$12,317,606	$11,394,561	$ 627,753	$ 67,630,570	2,948,150	$ 901,031	$1,270,856

PGIM Total Return Bond Fund (Class R6)
37,093,172	12,957,947	6,331,315	2,268,641	(1,469,513)	44,518,932	3,694,517	1,986,435	—
$92,692,909	$25,284,072	$18,648,921	$13,663,202	$ (841,760)	$112,149,502		$2,887,466	$1,270,856

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 120,491	$ 1,679,765	$ 1,674,248	$ —	$ —	$ 126,008	126,008	$ 6,507	$ —
$92,813,400	$26,963,837	$20,323,169	$13,663,202	$ (841,760)	$112,275,510		$2,893,973	$1,270,856

(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Target Date Income	$ 760,728	$ 66,004	$—	$ 826,732
Target Date 2015	305,413	—	—	305,413
Target Date 2020	1,430,788	139,842	—	1,570,630
Target Date 2025	1,899,275	224,057	—	2,123,332
Target Date 2030	1,819,683	892,309	—	2,711,992
Target Date 2035	1,395,349	584,123	—	1,979,472
Target Date 2040	1,059,640	787,083	—	1,846,723
Target Date 2045	773,128	525,702	—	1,298,830
Target Date 2050	529,222	343,627	—	872,849
Target Date 2055	330,580	—	—	330,580
Target Date 2060	260,407	30,703	—	291,110
Target Date 2065	9,182	4,880	—	14,062
60/40 Allocation	2,814,083	119,520	—	2,933,603

For the year ended July 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Target Date Income	$1,116,141	$ 512,204	$—	$1,628,345
Target Date 2015	568,401	266,791	—	835,192
Target Date 2020	2,342,497	1,455,387	—	3,797,884
Target Date 2025	2,893,654	1,894,292	—	4,787,946
Target Date 2030	2,841,451	2,812,093	—	5,653,544
Target Date 2035	1,558,655	2,001,630	—	3,560,285
Target Date 2040	1,498,288	2,293,340	—	3,791,628
Target Date 2045	707,878	1,498,642	—	2,206,520
Target Date 2050	393,828	1,201,821	—	1,595,649
Target Date 2055	19,784	347,634	—	367,418
Target Date 2060	160,146	389,390	—	549,536
Target Date 2065	9,740	11,856	—	21,596
60/40 Allocation	2,342,468	2,408,256	—	4,750,724

For the year ended July 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Target Date Income	$226,687	$113,228
Target Date 2015	220,452	301,106

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Target Date 2020	$ 923,523	$2,130,074
Target Date 2025	1,487,686	2,888,809
Target Date 2030	1,320,900	3,498,243
Target Date 2035	777,454	3,244,243
Target Date 2040	697,402	3,808,181
Target Date 2045	431,630	2,499,310
Target Date 2050	275,780	1,882,301
Target Date 2055	126,607	729,647
Target Date 2060	—	453,208
Target Date 2065	13,031	20,122
60/40 Allocation	1,363,294	1,655,759

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of July 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Target Date Income	$18,849,154	$ 966,150	$(2,212,329)	$(1,246,179)
Target Date 2015	10,547,762	609,035	(1,205,251)	(596,216)
Target Date 2020	37,945,396	2,531,270	(4,920,859)	(2,389,589)
Target Date 2025	50,954,532	3,783,677	(6,505,766)	(2,722,089)
Target Date 2030	55,031,317	5,036,492	(5,638,547)	(602,055)
Target Date 2035	40,508,500	4,741,016	(3,122,089)	1,618,927
Target Date 2040	38,292,583	5,438,682	(2,778,222)	2,660,460
Target Date 2045	24,240,100	3,941,052	(1,616,550)	2,324,502
Target Date 2050	13,767,403	2,574,991	(835,569)	1,739,422
Target Date 2055	7,383,963	1,375,803	(423,964)	951,839
Target Date 2060	7,564,043	1,299,901	(422,350)	877,551
Target Date 2065	615,277	94,607	(33,332)	61,275
60/40 Allocation	99,257,417	21,510,408	(8,492,315)	13,018,093
The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Target Date Income	$—	$—
Target Date 2015	—	87,000
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	16,000
Target Date 2060	—	—
Target Date 2065	—	—
60/40 Allocation	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Funds, at $0.001 par value per share. The Target Date Funds currently offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. The 60/40 Allocaton Fund currently offers Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of July 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date Income–Class R1	2,641	96.6%
Target Date Income–Class R2	2,691	88.5
Target Date Income–Class R4	2,740	100.0
Target Date Income–Class R5	2,763	2.9
Target Date 2015–Class R1	1,328	100.0
Target Date 2015–Class R2	1,350	18.6

Notes to Financial Statements (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date 2015–Class R3	1,365	100.0%
Target Date 2015–Class R4	1,375	100.0
Target Date 2015–Class R5	1,384	5.6
Target Date 2020–Class R1	1,342	100.0
Target Date 2020–Class R4	1,388	52.7
Target Date 2020–Class R5	1,398	0.5
Target Date 2025–Class R1	1,348	87.4
Target Date 2025–Class R4	1,394	7.0
Target Date 2025–Class R5	1,404	1.8
Target Date 2030–Class R1	1,361	16.7
Target Date 2030–Class R4	1,409	52.0
Target Date 2035–Class R1	1,411	29.9
Target Date 2035–Class R4	1,460	82.2
Target Date 2035–Class R5	1,470	1.3
Target Date 2040 –Class R1	1,382	28.1
Target Date 2040 –Class R4	1,428	22.4
Target Date 2045–Class R1	1,438	97.4
Target Date 2045–Class R4	1,489	38.2
Target Date 2050–Class R1	1,389	19.6
Target Date 2050–Class R3	848	46.9
Target Date 2050–Class R4	1,436	16.0
Target Date 2050–Class R5	1,446	1.0
Target Date 2055–Class R1	1,632	100.0
Target Date 2055–Class R2	1,654	2.7
Target Date 2055–Class R3	963	13.7
Target Date 2055–Class R4	1,678	36.4
Target Date 2055–Class R5	1,687	2.6
Target Date 2060–Class R1	1,337	48.5
Target Date 2060–Class R4	1,379	47.7
Target Date 2060–Class R5	1,388	1.9
Target Date 2065–Class R1	1,155	94.2
Target Date 2065–Class R2	1,164	6.3
Target Date 2065–Class R3	1,172	33.6
Target Date 2065–Class R4	1,178	100.0
Target Date 2065–Class R5	1,183	84.1
Target Date 2065–Class R6	1,188	4.4
60/40 Allocation–Class R6	1,321	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Target Date Income	—	—%
Target Date 2015	—	—
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	1	13.3
60/40 Allocation	—	—
Unaffiliated:
Target Date Income	3	92.1
Target Date 2015	2	95.0
Target Date 2020	2	92.4
Target Date 2025	2	87.1
Target Date 2030	2	87.7
Target Date 2035	4	90.4
Target Date 2040	2	83.3
Target Date 2045	4	94.4
Target Date 2050	3	86.6
Target Date 2055	5	89.4
Target Date 2060	4	86.7
Target Date 2065	4	67.8
60/40 Allocation	1	99.9

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Target Date Income:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	28	$274
Shares issued in reinvestment of dividends and distributions	89	889
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	116	$1,155

Year ended July 31, 2023:
Shares sold	24	$241
Shares issued in reinvestment of dividends and distributions	168	1,612
Shares purchased	(1)	(5)
Net increase (decrease) in shares outstanding	191	$1,848

Class R2
Year ended July 31, 2024:
Shares sold	131	$1,278
Shares issued in reinvestment of dividends and distributions	109	1,082
Shares purchased	(524)	(5,253)
Net increase (decrease) in shares outstanding	(284)	$(2,893)

Year ended July 31, 2023:
Shares sold	8,708	$91,388
Shares issued in reinvestment of dividends and distributions	235	2,260
Shares purchased	(10,148)	(103,841)
Net increase (decrease) in shares outstanding	(1,205)	$(10,193)

Class R3
Year ended July 31, 2024:
Shares sold	614	$5,997
Shares issued in reinvestment of dividends and distributions	661	6,586
Shares purchased	(47)	(463)
Net increase (decrease) in shares outstanding	1,228	$12,120

Year ended July 31, 2023:
Shares sold	965	$9,474
Shares issued in reinvestment of dividends and distributions	1,108	10,642
Shares purchased	(45)	(426)
Net increase (decrease) in shares outstanding	2,028	$19,690

Target Date Income (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	102	$1,021
Net increase (decrease) in shares outstanding	102	$1,021

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	183	$1,752
Net increase (decrease) in shares outstanding	183	$1,752

Class R5
Year ended July 31, 2024:
Shares sold	2,179	$21,414
Shares issued in reinvestment of dividends and distributions	3,656	36,426
Shares purchased	(5,631)	(55,304)
Net increase (decrease) in shares outstanding	204	$2,536

Year ended July 31, 2023:
Shares sold	5,953	$58,589
Shares issued in reinvestment of dividends and distributions	6,601	63,374
Shares purchased	(5,954)	(58,068)
Net increase (decrease) in shares outstanding	6,600	$63,895

Class R6
Year ended July 31, 2024:
Shares sold	101,165	$998,114
Shares issued in reinvestment of dividends and distributions	78,378	780,728
Shares purchased	(744,903)	(7,419,434)
Net increase (decrease) in shares outstanding	(565,360)	$(5,640,592)

Year ended July 31, 2023:
Shares sold	131,578	$1,298,950
Shares issued in reinvestment of dividends and distributions	160,973	1,548,705
Shares purchased	(328,136)	(3,227,540)
Net increase (decrease) in shares outstanding	(35,585)	$(379,885)
Target Date 2015:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	32	$322
Net increase (decrease) in shares outstanding	32	$322

Notes to Financial Statements (continued)

Target Date 2015 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	90	$856
Net increase (decrease) in shares outstanding	90	$856

Class R2
Year ended July 31, 2024:
Shares sold	2,787	$28,833
Shares issued in reinvestment of dividends and distributions	147	1,479
Shares purchased	(1,036)	(10,371)
Net increase (decrease) in shares outstanding	1,898	$19,941

Year ended July 31, 2023:
Shares sold	330	$3,272
Shares issued in reinvestment of dividends and distributions	369	3,495
Shares purchased	(20)	(206)
Net increase (decrease) in shares outstanding	679	$6,561

Class R3
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	38	$382
Net increase (decrease) in shares outstanding	38	$382

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	98	$926
Net increase (decrease) in shares outstanding	98	$926

Class R4
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	39	$397
Net increase (decrease) in shares outstanding	39	$397

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	100	$944
Net increase (decrease) in shares outstanding	100	$944

Target Date 2015 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	7,939	$80,094
Shares issued in reinvestment of dividends and distributions	615	6,178
Shares purchased	(1,569)	(15,903)
Net increase (decrease) in shares outstanding	6,985	$70,369

Year ended July 31, 2023:
Shares sold	4,207	$42,074
Shares issued in reinvestment of dividends and distributions	1,371	12,979
Shares purchased	(3,837)	(38,007)
Net increase (decrease) in shares outstanding	1,741	$17,046

Class R6
Year ended July 31, 2024:
Shares sold	30,269	$308,442
Shares issued in reinvestment of dividends and distributions	29,547	296,655
Shares purchased	(104,781)	(1,056,761)
Net increase (decrease) in shares outstanding	(44,965)	$(451,664)

Year ended July 31, 2023:
Shares sold	5,243	$54,518
Shares issued in reinvestment of dividends and distributions	86,257	815,992
Shares purchased	(213,374)	(2,112,325)
Net increase (decrease) in shares outstanding	(121,874)	$(1,241,815)
Target Date 2020:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	42	$430
Net increase (decrease) in shares outstanding	42	$430

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	101	$976
Net increase (decrease) in shares outstanding	101	$976

Notes to Financial Statements (continued)

Target Date 2020 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	2,810	$28,987
Shares issued in reinvestment of dividends and distributions	226	2,324
Shares purchased	(1,755)	(18,142)
Net increase (decrease) in shares outstanding	1,281	$13,169

Year ended July 31, 2023:
Shares sold	3,798	$40,107
Shares issued in reinvestment of dividends and distributions	647	6,256
Shares purchased	(3,769)	(37,589)
Net increase (decrease) in shares outstanding	676	$8,774

Class R3
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	3,482	$35,797
Shares purchased	(25,558)	(264,720)
Net increase (decrease) in shares outstanding	(22,076)	$(228,923)

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	8,727	$84,476
Shares purchased	(10,824)	(104,995)
Net increase (decrease) in shares outstanding	(2,097)	$(20,519)

Class R4
Year ended July 31, 2024:
Shares sold	1,247	$13,088
Shares issued in reinvestment of dividends and distributions	50	510
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	1,296	$13,590

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	110	$1,068
Net increase (decrease) in shares outstanding	110	$1,068

Target Date 2020 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	12,917	$134,191
Shares issued in reinvestment of dividends and distributions	10,154	104,387
Shares purchased	(35,237)	(371,151)
Net increase (decrease) in shares outstanding	(12,166)	$(132,573)

Year ended July 31, 2023:
Shares sold	13,434	$137,571
Shares issued in reinvestment of dividends and distributions	24,334	235,551
Shares purchased	(21,608)	(218,445)
Net increase (decrease) in shares outstanding	16,160	$154,677

Class R6
Year ended July 31, 2024:
Shares sold	110,209	$1,148,001
Shares issued in reinvestment of dividends and distributions	139,373	1,427,182
Shares purchased	(941,392)	(9,681,642)
Net increase (decrease) in shares outstanding	(691,810)	$(7,106,459)

Year ended July 31, 2023:
Shares sold	117,501	$1,217,301
Shares issued in reinvestment of dividends and distributions	359,913	3,469,557
Shares purchased	(1,063,420)	(10,854,417)
Net increase (decrease) in shares outstanding	(586,006)	$(6,167,559)

Target Date 2025:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	195	$2,163
Shares issued in reinvestment of dividends and distributions	38	409
Net increase (decrease) in shares outstanding	233	$2,572

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	86	$846
Net increase (decrease) in shares outstanding	86	$846

Notes to Financial Statements (continued)

Target Date 2025 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	43,045	$460,464
Shares issued in reinvestment of dividends and distributions	518	5,492
Shares purchased	(2,609)	(28,295)
Net increase (decrease) in shares outstanding	40,954	$437,661

Year ended July 31, 2023:
Shares sold	4,409	$45,818
Shares issued in reinvestment of dividends and distributions	759	7,493
Shares purchased	(702)	(7,409)
Net increase (decrease) in shares outstanding	4,466	$45,902

Class R3
Year ended July 31, 2024:
Shares sold	895	$9,496
Shares issued in reinvestment of dividends and distributions	1,467	15,551
Net increase (decrease) in shares outstanding	2,362	$25,047

Year ended July 31, 2023:
Shares sold	2,312	$23,783
Shares issued in reinvestment of dividends and distributions	3,010	29,707
Shares purchased	(1,690)	(16,695)
Net increase (decrease) in shares outstanding	3,632	$36,795

Class R4
Year ended July 31, 2024:
Shares sold	17,853	$186,653
Shares issued in reinvestment of dividends and distributions	620	6,574
Shares purchased	(35)	(370)
Net increase (decrease) in shares outstanding	18,438	$192,857

Year ended July 31, 2023:
Shares sold	758	$8,064
Shares issued in reinvestment of dividends and distributions	198	1,952
Shares purchased	(1,604)	(16,150)
Net increase (decrease) in shares outstanding	(648)	$(6,134)

Target Date 2025 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	29,210	$311,075
Shares issued in reinvestment of dividends and distributions	2,741	29,051
Shares purchased	(20,088)	(219,257)
Net increase (decrease) in shares outstanding	11,863	$120,869

Year ended July 31, 2023:
Shares sold	22,311	$231,493
Shares issued in reinvestment of dividends and distributions	4,694	46,333
Shares purchased	(12,724)	(130,897)
Net increase (decrease) in shares outstanding	14,281	$146,929

Class R6
Year ended July 31, 2024:
Shares sold	420,265	$4,568,831
Shares issued in reinvestment of dividends and distributions	194,563	2,066,255
Shares purchased	(2,423,245)	(25,801,845)
Net increase (decrease) in shares outstanding	(1,808,417)	$(19,166,759)

Year ended July 31, 2023:
Shares sold	352,341	$3,716,377
Shares issued in reinvestment of dividends and distributions	475,872	4,701,615
Shares purchased	(1,288,773)	(13,476,776)
Net increase (decrease) in shares outstanding	(460,560)	$(5,058,784)
Target Date 2030:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	2,264	$26,210
Shares issued in reinvestment of dividends and distributions	221	2,473
Shares purchased	(455)	(5,078)
Net increase (decrease) in shares outstanding	2,030	$23,605

Year ended July 31, 2023:
Shares sold	790	$8,787
Shares issued in reinvestment of dividends and distributions	464	4,803
Shares purchased	(29)	(313)
Net increase (decrease) in shares outstanding	1,225	$13,277

Notes to Financial Statements (continued)

Target Date 2030 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	3,734	$42,289
Shares issued in reinvestment of dividends and distributions	1,092	12,260
Shares purchased	(432)	(4,910)
Net increase (decrease) in shares outstanding	4,394	$49,639

Year ended July 31, 2023:
Shares sold	3,537	$38,877
Shares issued in reinvestment of dividends and distributions	2,308	23,953
Shares purchased	(2,805)	(29,924)
Net increase (decrease) in shares outstanding	3,040	$32,906

Class R3
Year ended July 31, 2024:
Shares sold	15,372	$174,429
Shares issued in reinvestment of dividends and distributions	5,492	61,623
Shares purchased	(5,215)	(59,474)
Net increase (decrease) in shares outstanding	15,649	$176,578

Year ended July 31, 2023:
Shares sold	15,918	$174,149
Shares issued in reinvestment of dividends and distributions	10,513	109,021
Shares purchased	(605)	(6,290)
Net increase (decrease) in shares outstanding	25,826	$276,880

Class R4
Year ended July 31, 2024:
Shares sold	1,495	$16,946
Shares issued in reinvestment of dividends and distributions	153	1,715
Shares purchased	(2,240)	(25,441)
Net increase (decrease) in shares outstanding	(592)	$(6,780)

Year ended July 31, 2023:
Shares sold	1,756	$19,353
Shares issued in reinvestment of dividends and distributions	299	3,094
Shares purchased	(1,334)	(13,930)
Net increase (decrease) in shares outstanding	721	$8,517

Target Date 2030 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	142,232	$1,614,624
Shares issued in reinvestment of dividends and distributions	19,162	214,999
Shares purchased	(37,630)	(431,571)
Net increase (decrease) in shares outstanding	123,764	$1,398,052

Year ended July 31, 2023:
Shares sold	36,291	$399,496
Shares issued in reinvestment of dividends and distributions	31,004	321,515
Shares purchased	(14,490)	(159,983)
Net increase (decrease) in shares outstanding	52,805	$561,028

Class R6
Year ended July 31, 2024:
Shares sold	546,694	$6,253,393
Shares issued in reinvestment of dividends and distributions	215,206	2,418,912
Shares purchased	(2,174,899)	(24,649,096)
Net increase (decrease) in shares outstanding	(1,412,999)	$(15,976,791)

Year ended July 31, 2023:
Shares sold	350,932	$3,875,077
Shares issued in reinvestment of dividends and distributions	500,111	5,191,158
Shares purchased	(1,104,450)	(12,107,139)
Net increase (decrease) in shares outstanding	(253,407)	$(3,040,904)

Target Date 2035:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	2,016	$24,281
Shares issued in reinvestment of dividends and distributions	91	1,035
Shares purchased	(352)	(3,858)
Net increase (decrease) in shares outstanding	1,755	$21,458

Year ended July 31, 2023:
Shares sold	156	$1,714
Shares issued in reinvestment of dividends and distributions	202	2,086
Shares purchased	(15)	(166)
Net increase (decrease) in shares outstanding	343	$3,634

Notes to Financial Statements (continued)

Target Date 2035 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	61,260	$711,007
Shares issued in reinvestment of dividends and distributions	575	6,538
Shares purchased	(3,071)	(35,569)
Net increase (decrease) in shares outstanding	58,764	$681,976

Year ended July 31, 2023:
Shares sold	4,552	$49,858
Shares issued in reinvestment of dividends and distributions	749	7,734
Shares purchased	(38,945)	(412,730)
Net increase (decrease) in shares outstanding	(33,644)	$(355,138)

Class R3
Year ended July 31, 2024:
Shares sold	63,823	$728,084
Shares issued in reinvestment of dividends and distributions	3,001	34,178
Shares purchased	(1,051)	(11,750)
Net increase (decrease) in shares outstanding	65,773	$750,512

Year ended July 31, 2023:
Shares sold	9,469	$103,483
Shares issued in reinvestment of dividends and distributions	2,212	22,868
Shares purchased	(25)	(257)
Net increase (decrease) in shares outstanding	11,656	$126,094

Class R4
Year ended July 31, 2024:
Shares sold	318	$3,805
Shares issued in reinvestment of dividends and distributions	55	627
Shares purchased	— **	(2)
Net increase (decrease) in shares outstanding	373	$4,430

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	103	$1,075
Net increase (decrease) in shares outstanding	103	$1,075

Target Date 2035 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	50,930	$608,669
Shares issued in reinvestment of dividends and distributions	3,014	34,329
Shares purchased	(18,443)	(215,377)
Net increase (decrease) in shares outstanding	35,501	$427,621

Year ended July 31, 2023:
Shares sold	25,477	$279,458
Shares issued in reinvestment of dividends and distributions	4,265	44,097
Shares purchased	(304)	(3,312)
Net increase (decrease) in shares outstanding	29,438	$320,243

Class R6
Year ended July 31, 2024:
Shares sold	635,419	$7,433,001
Shares issued in reinvestment of dividends and distributions	167,056	1,902,765
Shares purchased	(2,101,801)	(23,909,087)
Net increase (decrease) in shares outstanding	(1,299,326)	$(14,573,321)

Year ended July 31, 2023:
Shares sold	593,469	$6,508,171
Shares issued in reinvestment of dividends and distributions	336,792	3,482,425
Shares purchased	(572,785)	(6,269,773)
Net increase (decrease) in shares outstanding	357,476	$3,720,823
** Less than 1 share. Target Date 2040 :

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	513	$6,011
Shares issued in reinvestment of dividends and distributions	157	1,885
Shares purchased	(33)	(397)
Net increase (decrease) in shares outstanding	637	$7,499

Year ended July 31, 2023:
Shares sold	850	$9,817
Shares issued in reinvestment of dividends and distributions	311	3,352
Shares purchased	(26)	(297)
Net increase (decrease) in shares outstanding	1,135	$12,872

Notes to Financial Statements (continued)

Target Date 2040 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	10,414	$130,330
Shares issued in reinvestment of dividends and distributions	685	8,256
Shares purchased	(4,809)	(57,089)
Net increase (decrease) in shares outstanding	6,290	$81,497

Year ended July 31, 2023:
Shares sold	6,424	$73,496
Shares issued in reinvestment of dividends and distributions	1,331	14,361
Shares purchased	(1,719)	(19,820)
Net increase (decrease) in shares outstanding	6,036	$68,037

Class R3
Year ended July 31, 2024:
Shares sold	18,667	$231,868
Shares issued in reinvestment of dividends and distributions	2,240	26,986
Net increase (decrease) in shares outstanding	20,907	$258,854

Year ended July 31, 2023:
Shares sold	4,283	$49,408
Shares issued in reinvestment of dividends and distributions	4,719	50,923
Net increase (decrease) in shares outstanding	9,002	$100,331

Class R4
Year ended July 31, 2024:
Shares sold	630	$7,746
Shares issued in reinvestment of dividends and distributions	217	2,615
Shares purchased	(9)	(114)
Net increase (decrease) in shares outstanding	838	$10,247

Year ended July 31, 2023:
Shares sold	1,545	$18,043
Shares issued in reinvestment of dividends and distributions	463	5,003
Shares purchased	(502)	(5,670)
Net increase (decrease) in shares outstanding	1,506	$17,376

Target Date 2040 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	42,213	$514,540
Shares issued in reinvestment of dividends and distributions	23,900	288,229
Shares purchased	(36,352)	(443,911)
Net increase (decrease) in shares outstanding	29,761	$358,858

Year ended July 31, 2023:
Shares sold	38,244	$436,749
Shares issued in reinvestment of dividends and distributions	50,374	544,043
Shares purchased	(18,333)	(209,467)
Net increase (decrease) in shares outstanding	70,285	$771,325

Class R6
Year ended July 31, 2024:
Shares sold	625,493	$7,719,426
Shares issued in reinvestment of dividends and distributions	125,822	1,518,675
Shares purchased	(1,542,575)	(18,665,568)
Net increase (decrease) in shares outstanding	(791,260)	$(9,427,467)

Year ended July 31, 2023:
Shares sold	414,930	$4,848,694
Shares issued in reinvestment of dividends and distributions	293,884	3,173,946
Shares purchased	(625,045)	(7,132,885)
Net increase (decrease) in shares outstanding	83,769	$889,755

Target Date 2045:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	38	$496
Shares issued in reinvestment of dividends and distributions	45	522
Net increase (decrease) in shares outstanding	83	$1,018

Year ended July 31, 2023:
Shares sold	— **	$2
Shares issued in reinvestment of dividends and distributions	91	956
Shares purchased	— **	(2)
Net increase (decrease) in shares outstanding	91	$956

Notes to Financial Statements (continued)

Target Date 2045 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	57,241	$696,834
Shares issued in reinvestment of dividends and distributions	1,126	13,262
Shares purchased	(12,090)	(151,043)
Net increase (decrease) in shares outstanding	46,277	$559,053

Year ended July 31, 2023:
Shares sold	6,174	$68,314
Shares issued in reinvestment of dividends and distributions	1,929	20,278
Shares purchased	(3,320)	(37,987)
Net increase (decrease) in shares outstanding	4,783	$50,605

Class R3
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	81	$955
Net increase (decrease) in shares outstanding	81	$955

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	230	$2,413
Shares purchased	(1,044)	(11,467)
Net increase (decrease) in shares outstanding	(814)	$(9,054)

Class R4
Year ended July 31, 2024:
Shares sold	66	$798
Shares issued in reinvestment of dividends and distributions	137	1,616
Shares purchased	(1,421)	(16,325)
Net increase (decrease) in shares outstanding	(1,218)	$(13,911)

Year ended July 31, 2023:
Shares sold	1,571	$16,835
Shares issued in reinvestment of dividends and distributions	260	2,730
Shares purchased	(643)	(7,282)
Net increase (decrease) in shares outstanding	1,188	$12,283

Target Date 2045 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	29,906	$359,797
Shares issued in reinvestment of dividends and distributions	3,318	39,119
Shares purchased	(19,091)	(228,501)
Net increase (decrease) in shares outstanding	14,133	$170,415

Year ended July 31, 2023:
Shares sold	21,654	$241,608
Shares issued in reinvestment of dividends and distributions	4,962	52,147
Shares purchased	(11,456)	(128,277)
Net increase (decrease) in shares outstanding	15,160	$165,478

Class R6
Year ended July 31, 2024:
Shares sold	388,640	$4,716,361
Shares issued in reinvestment of dividends and distributions	105,263	1,243,152
Shares purchased	(1,357,005)	(16,051,701)
Net increase (decrease) in shares outstanding	(863,102)	$(10,092,188)

Year ended July 31, 2023:
Shares sold	400,270	$4,495,843
Shares issued in reinvestment of dividends and distributions	202,072	2,127,813
Shares purchased	(405,305)	(4,525,170)
Net increase (decrease) in shares outstanding	197,037	$2,098,486

**	Less than 1 share.

Target Date 2050:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	2,173	$28,226
Shares issued in reinvestment of dividends and distributions	172	2,115
Shares purchased	(43)	(541)
Net increase (decrease) in shares outstanding	2,302	$29,800

Year ended July 31, 2023:
Shares sold	711	$8,252
Shares issued in reinvestment of dividends and distributions	326	3,554
Shares purchased	(33)	(388)
Net increase (decrease) in shares outstanding	1,004	$11,418

Notes to Financial Statements (continued)

Target Date 2050 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	6,247	$78,537
Shares issued in reinvestment of dividends and distributions	1,262	15,550
Shares purchased	(10,011)	(129,243)
Net increase (decrease) in shares outstanding	(2,502)	$(35,156)

Year ended July 31, 2023:
Shares sold	8,287	$95,673
Shares issued in reinvestment of dividends and distributions	2,341	25,559
Shares purchased	(2,174)	(25,588)
Net increase (decrease) in shares outstanding	8,454	$95,644

Class R3
Year ended July 31, 2024:
Shares sold	199	$2,543
Shares issued in reinvestment of dividends and distributions	60	735
Shares purchased	(1)	(10)
Net increase (decrease) in shares outstanding	258	$3,268

Year ended July 31, 2023:
Shares sold	204	$2,372
Shares issued in reinvestment of dividends and distributions	109	1,194
Net increase (decrease) in shares outstanding	313	$3,566

Class R4
Year ended July 31, 2024:
Shares sold	613	$7,657
Shares issued in reinvestment of dividends and distributions	318	3,912
Shares purchased	(16)	(200)
Net increase (decrease) in shares outstanding	915	$11,369

Year ended July 31, 2023:
Shares sold	1,916	$22,354
Shares issued in reinvestment of dividends and distributions	645	7,035
Shares purchased	(1,709)	(20,421)
Net increase (decrease) in shares outstanding	852	$8,968

Target Date 2050 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	41,078	$514,586
Shares issued in reinvestment of dividends and distributions	5,010	61,726
Shares purchased	(18,942)	(244,994)
Net increase (decrease) in shares outstanding	27,146	$331,318

Year ended July 31, 2023:
Shares sold	25,176	$292,474
Shares issued in reinvestment of dividends and distributions	8,449	92,260
Shares purchased	(11,889)	(138,530)
Net increase (decrease) in shares outstanding	21,736	$246,204

Class R6
Year ended July 31, 2024:
Shares sold	294,136	$3,757,979
Shares issued in reinvestment of dividends and distributions	63,871	788,811
Shares purchased	(1,044,547)	(12,959,276)
Net increase (decrease) in shares outstanding	(686,540)	$(8,412,486)

Year ended July 31, 2023:
Shares sold	250,373	$2,948,702
Shares issued in reinvestment of dividends and distributions	134,008	1,466,047
Shares purchased	(243,613)	(2,812,405)
Net increase (decrease) in shares outstanding	140,768	$1,602,344

Target Date 2055:

Share Class	Shares	Amount

Class R1
Year ended July 31, 2024:
Shares sold	1	$9
Shares issued in reinvestment of dividends and distributions	48	506
Shares purchased	(115)	(1,332)
Net increase (decrease) in shares outstanding	(66)	$(817)

Year ended July 31, 2023:
Shares sold	— **	$8
Shares issued in reinvestment of dividends and distributions	86	801
Shares purchased	(1)	(12)
Net increase (decrease) in shares outstanding	85	$797

Notes to Financial Statements (continued)

Target Date 2055 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	40,237	$445,626
Shares issued in reinvestment of dividends and distributions	770	8,217
Shares purchased	(3,908)	(44,703)
Net increase (decrease) in shares outstanding	37,099	$409,140

Year ended July 31, 2023:
Shares sold	3,379	$33,693
Shares issued in reinvestment of dividends and distributions	1,182	11,086
Shares purchased	(7,924)	(80,260)
Net increase (decrease) in shares outstanding	(3,363)	$(35,481)

Class R3
Year ended July 31, 2024:
Shares sold	2,882	$31,542
Shares issued in reinvestment of dividends and distributions	151	1,615
Net increase (decrease) in shares outstanding	3,033	$33,157

Year ended July 31, 2023:
Shares sold	2,539	$25,708
Shares issued in reinvestment of dividends and distributions	76	716
Net increase (decrease) in shares outstanding	2,615	$26,424

Class R4
Year ended July 31, 2024:
Shares sold	903	$9,864
Shares issued in reinvestment of dividends and distributions	128	1,372
Shares purchased	(5)	(60)
Net increase (decrease) in shares outstanding	1,026	$11,176

Year ended July 31, 2023:
Shares sold	1,533	$14,763
Shares issued in reinvestment of dividends and distributions	154	1,446
Shares purchased	(4)	(37)
Net increase (decrease) in shares outstanding	1,683	$16,172

Target Date 2055 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	23,592	$257,557
Shares issued in reinvestment of dividends and distributions	1,939	20,785
Shares purchased	(12,235)	(137,158)
Net increase (decrease) in shares outstanding	13,296	$141,184

Year ended July 31, 2023:
Shares sold	19,244	$193,184
Shares issued in reinvestment of dividends and distributions	2,151	20,287
Shares purchased	(4,517)	(46,383)
Net increase (decrease) in shares outstanding	16,878	$167,088

Class R6
Year ended July 31, 2024:
Shares sold	220,935	$2,446,190
Shares issued in reinvestment of dividends and distributions	27,781	298,085
Shares purchased	(449,655)	(4,839,423)
Net increase (decrease) in shares outstanding	(200,939)	$(2,095,148)

Year ended July 31, 2023:
Shares sold	232,010	$2,341,892
Shares issued in reinvestment of dividends and distributions	35,322	333,082
Shares purchased	(129,391)	(1,294,105)
Net increase (decrease) in shares outstanding	137,941	$1,380,869

**	Less than 1 share.

Target Date 2060:

Share Class	Shares		Amount

Class R1
Year ended July 31, 2024:
Shares sold	1,020		$13,949
Shares issued in reinvestment of dividends and distributions	59		758
Shares purchased	—	**	(1)
Net increase (decrease) in shares outstanding	1,079		$14,706

Year ended July 31, 2023:
Shares sold	242		$2,924
Shares issued in reinvestment of dividends and distributions	120		1,368
Net increase (decrease) in shares outstanding	362		$4,292

Notes to Financial Statements (continued)

Target Date 2060 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	17,445	$234,469
Shares issued in reinvestment of dividends and distributions	731	9,509
Shares purchased	(422)	(5,631)
Net increase (decrease) in shares outstanding	17,754	$238,347

Year ended July 31, 2023:
Shares sold	4,820	$58,320
Shares issued in reinvestment of dividends and distributions	1,255	14,355
Shares purchased	(1,135)	(13,800)
Net increase (decrease) in shares outstanding	4,940	$58,875

Class R3
Year ended July 31, 2024:
Shares sold	542	$7,248
Shares issued in reinvestment of dividends and distributions	115	1,491
Net increase (decrease) in shares outstanding	657	$8,739

Year ended July 31, 2023:
Shares sold	576	$7,092
Shares issued in reinvestment of dividends and distributions	207	2,367
Net increase (decrease) in shares outstanding	783	$9,459

Class R4
Year ended July 31, 2024:
Shares sold	952	$12,404
Shares issued in reinvestment of dividends and distributions	83	1,076
Shares purchased	(2)	(32)
Net increase (decrease) in shares outstanding	1,033	$13,448

Year ended July 31, 2023:
Shares sold	354	$4,336
Shares issued in reinvestment of dividends and distributions	125	1,435
Shares purchased	(1)	(11)
Net increase (decrease) in shares outstanding	478	$5,760

Target Date 2060 (cont’d.):

Share Class	Shares	Amount

Class R5
Year ended July 31, 2024:
Shares sold	29,687	$393,804
Shares issued in reinvestment of dividends and distributions	2,258	29,399
Shares purchased	(9,650)	(134,053)
Net increase (decrease) in shares outstanding	22,295	$289,150

Year ended July 31, 2023:
Shares sold	22,786	$276,546
Shares issued in reinvestment of dividends and distributions	3,130	35,836
Shares purchased	(7,403)	(90,852)
Net increase (decrease) in shares outstanding	18,513	$221,530

Class R6
Year ended July 31, 2024:
Shares sold	183,960	$2,487,500
Shares issued in reinvestment of dividends and distributions	19,100	248,877
Shares purchased	(253,944)	(3,331,105)
Net increase (decrease) in shares outstanding	(50,884)	$(594,728)

Year ended July 31, 2023:
Shares sold	159,598	$1,961,284
Shares issued in reinvestment of dividends and distributions	43,122	494,175
Shares purchased	(179,056)	(2,166,593)
Net increase (decrease) in shares outstanding	23,664	$288,866

**	Less than 1 share.

Target Date 2065:

Share Class	Shares		Amount

Class R1
Year ended July 31, 2024:
Shares sold	71		$883
Shares issued in reinvestment of dividends and distributions	18		203
Shares purchased	—	**	(1)
Net increase (decrease) in shares outstanding	89		$1,085

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	48		$481
Net increase (decrease) in shares outstanding	48		$481

Notes to Financial Statements (continued)

Target Date 2065 (cont’d.):

Share Class	Shares	Amount

Class R2
Year ended July 31, 2024:
Shares sold	9,758	$116,609
Shares issued in reinvestment of dividends and distributions	193	2,208
Shares purchased	(1,499)	(16,939)
Net increase (decrease) in shares outstanding	8,452	$101,878

Year ended July 31, 2023:
Shares sold	3,082	$32,044
Shares issued in reinvestment of dividends and distributions	366	3,621
Shares purchased	(115)	(1,218)
Net increase (decrease) in shares outstanding	3,333	$34,447

Class R3
Year ended July 31, 2024:
Shares sold	1,598	$18,750
Shares issued in reinvestment of dividends and distributions	53	608
Shares purchased	(16)	(182)
Net increase (decrease) in shares outstanding	1,635	$19,176

Year ended July 31, 2023:
Shares sold	727	$7,500
Shares issued in reinvestment of dividends and distributions	53	532
Shares purchased	(25)	(247)
Net increase (decrease) in shares outstanding	755	$7,785

Class R4
Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	24	$277
Net increase (decrease) in shares outstanding	24	$277

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	55	$545
Net increase (decrease) in shares outstanding	55	$545

Class R5
Year ended July 31, 2024:
Shares sold	2	$20
Shares issued in reinvestment of dividends and distributions	30	347
Net increase (decrease) in shares outstanding	32	$367

Target Date 2065 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares issued in reinvestment of dividends and distributions	67	$ 664
Net increase (decrease) in shares outstanding	67	$ 664

Class R6
Year ended July 31, 2024:
Shares sold	19,408	$ 234,199
Shares issued in reinvestment of dividends and distributions	912	10,419
Shares purchased	(36,632)	(426,106)
Net increase (decrease) in shares outstanding	(16,312)	$(181,488)

Year ended July 31, 2023:
Shares sold	26,145	$ 276,216
Shares issued in reinvestment of dividends and distributions	1,588	15,753
Shares purchased	(15,422)	(160,907)
Net increase (decrease) in shares outstanding	12,311	$ 131,062

** Less than 1 share.

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

Notes to Financial Statements (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended July 31, 2024.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks		Target Date Income	Target Date 2015	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035
Affiliated Funds		X	X	X	X	X	X
Asset Allocation		X	X	X	X	X	X
Asset Class Variation		X	X	X	X	X	X
Credit		X	X	X	X	X	X
Debt Obligations		X	X	X	X	X	X
Derivatives		X	X	X	X	X	X
Economic and Market Events		X	X	X	X	X	X
Equity and Equity-Related Securities		X	X	X	X	X	X
Fixed Income		X	X	X	X	X	X
Fund of Funds		X	X	X	X	X	X
Fund Rebalancing		X	X	X	X	X	X
Increase in Expenses		X	X	X	X	X	X
Index Tracking		X	X	X	X	X	X
Interest Rate		X	X	X	X	X	X
Investment Style		X	X	X	X	X	X
Junk Bonds		–	–	–	–	–	–
Large Capitalization Company		–	–	–	–	–	–
Large Shareholder and Large Scale Redemption		X	X	X	X	X	X
Liquidity		X	X	X	X	X	X
Management		X	X	X	X	X	X
Market		X	X	X	X	X	X
Market Capitalization		X	X	X	X	X	X
Market Disruption and Geopolitical		X	X	X	X	X	X
Portfolio Turnover		X	X	X	X	X	X
Target Date/Income		X	X	X	X	X	X

Risks	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	60/40 Allocation
Affiliated Funds	X	X	X	X	X	X	X
Asset Allocation	X	X	X	X	X	X	X

Risks	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	60/40 Allocation
Asset Class Variation	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X
Debt Obligations	X	X	X	X	X	X	–
Derivatives	X	X	X	X	X	X	–
Economic and Market Events	X	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X	–
Interest Rate	X	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X	X
Junk Bonds	–	–	–	–	–	–	X
Large Capitalization Company	–	–	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	–
Management	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X	–
Market Disruption and Geopolitical	X	X	X	X	X	X	X
Portfolio Turnover	X	X	X	X	X	X	–
Target Date/Income	X	X	X	X	X	X	–

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under

Notes to Financial Statements (continued)

normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Certain Underlying Funds invest in equity and equity-related securities. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells.

Notes to Financial Statements (continued)

Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond

Notes to Financial Statements (continued)

inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s performance and can have adverse tax consequences.

Target Date/Income Risk: The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 5 and Shareholders of PGIM Target Date Income Fund, PGIM Target Date 2015 Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund, PGIM Target Date 2065 Fund and PGIM 60/40 Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Target Date Income Fund, PGIM Target Date 2015 Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund, PGIM Target Date 2065 Fund and PGIM 60/40 Allocation Fund (thirteen of the funds constituting Prudential Investment Portfolios 5, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the four years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year or period ended July 31, 2020 and the financial highlights for the year or period ended July 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 16, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

September 20, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Target Date Funds

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the PGIM Target Date Funds (each, a “Fund, and collectively, the “Funds”)1 consists of ten individuals, eight of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM DC Solutions LLC (“PGIM DC Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM DC Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature,

[1]

Each of the PGIM Target Date Funds is a series of Prudential Investment Portfolios 5. The PGIM Target Date Funds are: PGIM Target Date Income Fund, PGIM Target Date 2015 Fund, PGIM Target Date 2020 Fund, PGIM Target Date 2025 Fund, PGIM Target Date 2030 Fund, PGIM Target Date 2035 Fund, PGIM Target Date 2040 Fund, PGIM Target Date 2045 Fund, PGIM Target Date 2050 Fund, PGIM Target Date 2055 Fund, PGIM Target Date 2060 Fund, and PGIM Target Date 2065 Fund.

Approval of Advisory Agreements (continued)

quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM DC Solutions, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM DC Solutions. The Board noted that PGIM DC Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to each Fund, such as PGIM Investments’ role as administrator for the Funds’ liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM DC Solutions, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and PGIM DC Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM DC Solutions portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM DC Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM DC Solutions. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and PGIM DC Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by PGIM DC Solutions, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM DC Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2023 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of the Funds compared to similarly managed funds and PGIM Investments’ investment in each Fund. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception,

Approval of Advisory Agreements (continued)

additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM DC Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM DC Solutions and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIM DC Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM DC Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year and the three-year periods ended December 31, 2023. The Board considered that each Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended July 31, 2023. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

PGIM Target Date Income Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods, and underperformed its benchmark index over the five-year period.
•

The Board considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Approval of Advisory Agreements (continued)

PGIM Target Date 2015 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods and underperformed its benchmark index over the five-year period.
•

The Board considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2020 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods and underperformed its benchmark index over the five-year period.
•

The Board considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

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•

The Board also considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2025 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also considered that the Fund’s underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

Approval of Advisory Agreements (continued)

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2030 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods and underperformed its benchmark index over the five-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board also considered that the Fund’s underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2035 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed its benchmark index over the other periods.

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•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return. The Board noted that the Fund outperformed its benchmark index over the first quarter of 2024 and the one-year period ended March 31, 2024.

•

The Board also considered that the Fund’s underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2040 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed its benchmark index over the other periods.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return. The Board noted that the Fund outperformed its benchmark index over the first quarter of 2024 and the one-year period ended March 31, 2024.

•

The Board considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

Approval of Advisory Agreements (continued)

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2045 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed its benchmark index over the other periods.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return. The Board noted that the Fund outperformed its benchmark index over the first quarter of 2024.

•

The Board also considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to renew the agreements. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

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PGIM Target Date 2050 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed its benchmark index over the other periods.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return. The Board noted that the Fund outperformed its benchmark index over the first quarter of 2024.

•

The Board also considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2055 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed its benchmark index over the one- and five-year periods.

Approval of Advisory Agreements (continued)

•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return. The Board noted that the Fund outperformed its benchmark index over the first quarter of 2024.

•

The Board also considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2060 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period and underperformed its benchmark index over the one- and five-year periods.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return. The Board noted that the Fund outperformed its benchmark index over the first quarter of 2024.

•

The Board also considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

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•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Target Date 2065 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- year period and underperformed its benchmark index over the one- year period.
•	The Board considered that the Fund commenced operations on December 16, 2019 and that longer-term performance was not yet available.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return. The Board noted that the Fund outperformed its benchmark index over the first quarter of 2024.

•

The Board also considered that the Fund’s more recent underperformance was primarily attributable to the calendar year ended 2023 and noted that in December 2023, the Fund changed its name, increased its passive allocation, reduced its weighted average acquired fund fees and expenses for equity funds, and changed components of its custom benchmark.

•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.00% for Class R1 shares, 0.75% for Class R2 shares, 0.60% for Class R3 shares, 0.50% for Class R4 shares, 0.40% for Class R5 shares, and 0.25% for Class R6 shares.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.

Approval of Advisory Agreements (continued)

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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Approval of Advisory Agreements

PGIM 60/40 Allocation Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM 60/40 Allocation Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an

[1]	PGIM 60/40 Allocation Fund is a series of Prudential Investment Portfolios 5.

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct or indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the

Approval of Advisory Agreements (continued)

Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM

Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year and the three-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on September 13, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended July 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual

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funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and three- year periods and underperformed its benchmark index over the five-year period.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.40% for Class R6 shares through November 30, 2024.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 20, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024